CALIFORNIA
INVESTMENT TRUST
------------------
F U N D  G R O U P

44 Montgomery Street #2100
San Francisco, CA 94104

California Tax-Free Income Fund
California Insured Intermediate Fund
California Tax-Free Money Market Fund

U.S. Government Securities Fund
The United States Treasury Trust

S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Equity Income Fund

                                   CALIFORNIA
                                INVESTMENT TRUST
                               ------------------
                               F U N D  G R O U P

                                 No Load Funds
                                 -------------

                                 ANNUAL REPORT

                                August 31, 1999

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust FundGroup which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                                 (800) 225-8778
                                www.caltrust.com

HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

On the following pages are line graphs comparing each of the Funds' performance to a comparable broad based securities market index from the inception of each Fund through the fiscal year ended August 31,1999. The graphs assume a $10,000 hypothetical initial investment.

The objective of the graph is to permit you to compare the performance of the funds with the benchmark and to give you perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. Below each graph is a table presenting each of the respective Fund's average annual total returns for the one-year, five-year, ten-year and /or inception period through August 31, 1999.

BOND FUNDS

Despite fears of a global recession in late 1998, strong aggregate domestic demand resulted in a second consecutive fiscal year of vigorous U. S, economic expansion. Quiescent in this Fall, inflation increased modestly and cyclically in 1999, as oil prices spiked upward and the dollar declined. In response to these economic conditions, bond prices rose dramatically into October and have since fallen steadily with yields increasing by one and a quarter percent.

In response, the strategy of the Funds' investment manager was to maintain high current yield through emphasis on a high average portfolio coupon, while first moderately shortening portfolio maturities, and then re-extending them in August in the expectation that the bulk of interest rate increases were behind us.

From late 1998 through July, 1999, the California Tax-Free Income Fund swapped out of a portion of the portfolio's ten to thirty year maturities into intermediate-term paper. In August, tax swaps of 10 to 15 year maturities were effected. At fiscal year end, the portfolio's profile showed an average coupon of 6.18%, average quality of Aal, average maturity of 12.2 years and an average duration of 7.7 years.

In the California Insured Intermediate Fund swaps were made early in the fiscal year out of bonds maturing in four years into those with eight


The following data replaces a graph that represented a comparison between the California Tax-Free Income Fund and the Lehman Brothers Municipal Bond Index:

[GRAPHIC OMITTED]

                                             8/31/99
                                             -------
California Tax-Free Income Fund            $29,569.72
Lehman Municipal Bond Index                $28,890.59

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/99               1 year     5 years   10 years
California Tax-Free Income Fund         (1.07)%     6.14%      7.11%
Lehman Brothers Municipal Bond Index     0.50%      6.45%      7.23%

The following data replaces a graph that represented a comparison between the California Insured Intermediate Fund and the Lehman 5 Year Municipal Bond Index.

[GRAPHIC OMITTED]

                                             8/31/99
                                             -------
California Insured Intermediate Fund       $14,324.95
Lehman 5 Year Municipal Bond Index         $14,096.58

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/99               1 year     5 years   inception
California Insured Intermediate Fund     1.51%      5.32%      5.38%
Lehman 5 yr. Brothers Muni Bond Index    2.24%      5.38%      5.13%

The following data replaces a graph that represented a comparison between the U.S. Government Securities Fund, the Lehman Brothers Treasury Index and the Lehman Brothers GNMA Index.

[GRAPHIC OMITTED]

                                             8/31/99
                                             -------
U.S. Government Securities Fund            $29,355.69
Lehman Brothers Treasury Index             $30,174.93
Lehman Brothers GNMA Index                 $30,912.64

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/99               1 year     5 years   10 years
US Government Securities Fund           (2.42)%     7.03%      8.29%
Lehman Bros. Composite Treasury Index    0.02%      7.16%      7.77%
Lehman Bros. GNMA Treasury Index         1.96%      7.90%      7.87%
to ten year maturities. Later, the swaps were reversed from the ten-year sector to five to eight-year maturities. As of August 31, 1999, the portfolio average coupon was 5.56, average maturity was 6.2 years and the duration was 5 years.

The portfolio profile of the U. S. Government Securities Fund has been modified frequently during the fiscal year in response to market volatility and changes in yield spread among market sectors. Increasingly greater emphasis was placed on the purchase of GNMA pass-throughs, which now represent one-third of portfolio holdings. At fiscal year end, the Fund's average coupon was 6.3%, the average maturity was 14.1 years and the duration 8.1 years.

STOCK FUNDS

By definition, the strategy for managing the three equity index funds is one that most closely makes the funds match the performance of their index benchmarks. We feel that was the case for this fiscal year, with the funds performance very closely matching that of their respective index. The difference is roughly the management fee.

Much of the performance for all of the funds came in the August to December 1998 period as the markets rebounded from Long Term Capital - Russian crisis of that summer. From December to August of this year the markets have moved up and down for a small gain. The key variable was concern that the Federal Reserve would have to raise interest rates to combat what they felt was the beginning of inflation in the economy. They did act to raise rates in both June and August and may not be finished. Rising interest rates are never good for the stock market for many reasons. Particularly hard hit are bank stocks and utilities.

The following data replaces a graph that represented a comparison between the CIT S&P 500 Index Fund and the S&P Composite Stock Price Index.

[GRAPHIC OMITTED]

                                             8/31/99
                                             -------
CIT S&P 500 Index Fund                     $37,211.18
S&P Composite Stock Price Index            $38,043.40

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/99               1 year    5 years   inception
CIT S&P 500 Index Fund                  39.76%     24.92%     19.53%
S&P Composite 500 Index                 39.81%     25.11%     19.89%

The following data replaces a graph that represented a comparison between the CIT S&P Mid Cap Index Fund and the S&P Mid Cap 400 Index.

[GRAPHIC OMITTED]

                                             8/31/99
                                             -------
CIT S&P MidCap Index Fund                  $30,621.63
S&P MidCap 400 Index                       $31,638.43

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/99               1 year    5 years   inception
CIT S&P MidCap Index Fund               41.13%     18.62%     16.41%
S&P MidCap 400 Index                    41.58%     18.85%     16.93%

The following data replaces a graph that represented a comparison between the CIT S&P SmallCap Index Fund and the S&P SmallCap 600 Index.

[GRAPHIC OMITTED]

                                             8/31/99
                                             -------
CIT S&P SmallCap Index Fund                $12,435.21
S&P SmallCap 600 Index                     $13,088.58

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/99               1 year    inception
CIT S&P SmallCap Index Fund             23.53%      7.76%
S&P 600 SmallCap Index                  24.20%      9.67%

The following data replaces a graph that represented a comparison between the CIT Equity Income Fund, S&P/BARRA Value Index and the S&P 500 Composite Index.

[GRAPHIC OMITTED]

                                             8/31/99
                                             -------
CIT Equity Income Fund                     $16,455.34
S&P/BARRA Value Index                      $18,348.48
S&P 500 Composite Index                    $21,133.01

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/99               1 year    inception
CIT Equity Income Fund                  22.89%     18.10%
S&P/BARRA Value Index                   33.95%     22.47%
S&P 500 Composite Index                 39.81%     28.39%

Amongst the funds it is interesting to note that the MidCap fund outperformed the S&P 500 fund - 41.55% to 39.76% for the year. This is significant as large stocks, as represented by the S&P 500, have driven the market for the last four years. We feel this represents a long awaited and very healthy broadening of the stock market. In a similar vein, the Small Cap Index performed very well in the second half of the year. These stocks also represent very good investment values.

As regards the equity income fund we would note that it was helped by the resurgence in "value" stocks that have lower P/E's and good yields. This was largely due to a belief that their products would be in greater demand as the world economy continued to improve. Oil, chemical and paper stocks would be good examples here. Offsetting this was the negative impact that rising interest rates had on bank stocks. We feel that bank stocks are very good investments at these levels.

We would also note that the equity income fund has a very good yield of over 2.0%. It is one of the higher yields for this type of fund. This is an important part of its equity income objective. Some funds in this category have been correctly criticized, in our opinion, for buying large growth stocks in an attempt to get better returns but very low yields.

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                 August 31, 1999

     Par                                                                                                             Value
    Value                                                                                   Rate     Maturity       (Note 1)
    -----                                                                                   ----     --------       --------
VARIABLE RATE DEMAND NOTES* (53.98%)
                ANAHEIM PUBLIC IMPROVEMENT CORP.
$  2,700,000    Certificates of Participation, 1993 Refunding Project ................     2.800%    09/01/99    $   2,700,000
                CALIFORNIA HEALTH FACILITIES FIN. AUTH.
     500,000    Sutter Revenue Bonds 1996B ...........................................     2.400%    09/01/99          500,000
   3,000,000    Cottage Hospital Santa Barbara Series B ..............................     3.000%    09/02/99        3,000,000
   1,100,000    Refunding Revenue St. Joseph, Series 8 ...............................     2.400%    09/01/99        1,100,000
                CALIFORNIA POLLUTION CONTROL FIN. AUTH.
   4,600,000    Pacific Gas & Electric Series C ......................................     2.650%    09/01/99        4,600,000
   4,400,000    Shell Oil Company Series 91B .........................................     2.300%    09/01/99        4,400,000
     200,000    Southern Californian Edison Series 86A ...............................     2.600%    09/01/99          200,000
                EASTERN MUNICIPAL WATER DISTRICT
   3,000,000    Water &Sewer Rev. Certificates of Participation ......................     2.750%    09/02/99        3,000,000
                IRVINE, CITYOF
   1,000,000    Assessment District 95-12, Series A ..................................     2.400%    09/01/99        1,000,000
                IRVINE RANCH WATER DISTRICT
   1,000,000    Consolidated Series, 1985A ...........................................     2.400%    09/01/99        1,000,000
     900,000    Consolidated Districts, Series 1991 ..................................     2.400%    09/01/99          900,000
   1,600,000    Consolidated Series, 1995 ............................................     2.400%    09/01/99        1,600,000
   2,200,000    Consolidated Series, 1995 ............................................     2.400%    09/01/99        2,200,000
   4,100,000    Certificate of Participation, 1986 ...................................     2.600%    09/01/99        4,100,000
                LOS ANGELES MTA
   2,800,000    Tax Revenue Refunding Bonds, 1993 Series A ...........................     2.750%    09/02/99        2,800,000
                LOS ANGELES COUNTY
   2,500,000    Pension Obligation Refunding Bonds ...................................     2.800%    09/01/99        2,500,000
                NEWPORT BEACH, CITY OF
   3,000,000    Hoag Memorial Hospital Presbyterian, Series 1992 .....................     2.750%    09/01/99        3,000,000
                ORANGE COUNTY SANITATION DISTRICT
   2,000,000    Certificates of Participation, Capital Improvement ...................     2.400%    09/01/99        2,000,000
                ORANGE COUNTY WATER DISTRICT
   3,600,000    Certificates of Participation, Series 90B ............................     2.850%    09/01/99        3,600,000
                RIVERSIDE CALIF. REDEVELOPMENT AGENCY
   2,800,000    Multi-family Housing Revenue Bonds ...................................     2.700%    09/01/99        2,800,000
                SAN BERNARDINO COUNTY
   3,400,000    COP, 1996 County Center Refinancing Project ..........................     2.850%    09/01/99        3,400,000
                SOUTHERN CA PUBLIC POWER AUTHORITY
   3,000,000    Power Project Revenue Bond, Series C .................................     2.800%    09/01/99        3,000,000
                TUSTIN, CITY OF
   3,600,000    California Improvement Bond, 1915 Act ................................     2.400%    09/01/99        3,600,000
                                                                                                                 -------------
                  Total Variable Rate Demand Notes
                    (cost $57,000,000) ......................................... .....                              57,000,000
                                                                                                                 -------------
TAX AND REVENUE ANTICIPATION NOTES (19.42%)
   2,000,000    Alisal Union School District .........................................     4.000%    07/27/00        2,009,584
   2,000,000    California School Cash Reserve Series ................................     4.000%    07/03/00        2,014,591
   2,000,000    California Statewide Community Development ...........................     4.000%    06/30/00        2,013,149
   1,910,000    East Side Union High School ..........................................     4.250%    10/01/99        1,911,919
   2,000,000    Los Altos School District ............................................     3.500%    06/30/00        2,006,409
   2,000,000    Los Angeles Unified School District ..................................     4.000%    06/30/00        2,014,444

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                     PORTFOLIO OF INVESTMENTS - (Continued)
                                 August 31, 1999

     Par                                                                                                             Value
    Value                                                                                   Rate     Maturity       (Note 1)
    -----                                                                                   ----     --------       --------
TAX AND REVENUE ANTICIPATION NOTES (Continued)
$  2,500,000    San Diego Tax Anticipation Note ......................................     4.500%    09/30/99    $   2,503,106
   2,000,000    San Diego Local Government Pooled TRANS ..............................     4.000%    06/30/00        2,013,631
   2,000,000    Santa Barbara County School Finance Authority ........................     4.000%    06/30/00        2,014,444
   2,000,000    Santa Clara County Tax and Revenue Notes .............................     4.500%    10/01/99        2,002,572
                                                                                                                 -------------
                  Total Tax and Revenue Anticipation Notes
                    (cost $20,503,849) ...............................................                              20,503,849
                                                                                                                 -------------
COMMERCIAL PAPER (22.24%)
                CALIFORNIA EDUCATIONAL FACILITIES
   3,000,000    Carnegie Institution .................................................     3.200%    02/09/00        3,000,000
                EASTBAY MUNICIPAL UTILITY DISTRICT
   3,500,000    Water System Series ..................................................     2.950%    10/06/99        3,500,000
                LOS ANGELES COUNTY WASTEWATER AUTH.
   3,500,000    Commercial Paper .....................................................     3.000%    09/01/99        3,500,000
                LOS ANGELES DEPT. OF WATER & POWER
   3,500,000    Commercial Paper .....................................................     2.900%    11/17/99        3,500,000
                METROPOLITAN WATER DISTRICT OF SO. CA
   2,400,000    Commercial Paper .....................................................     3.000%    09/01/99        2,400,000
   1,500,000    Revenue Notes ........................................................     2.900%    02/09/00        1,500,000
                SACRAMENTO MUNICIPAL UTILITIES DISTRICT
   3,100,000    Commercial Paper .....................................................     2.950%    10/20/99        3,100,000
                SAN DIEGO COUNTY REGIONAL TRANS. AUTH.
   3,000,000    Sales Tax Revenue, Series A ..........................................     3.150%    11/09/99        3,000,000
                                                                                                                 -------------
                  Total Commercial Paper
                    (cost $23,500,000) ...............................................                              23,500,000
                                                                                                                 -------------
                  Total Investments (95.64%)
                    (cost $101,003,849) (a) ..........................................                             101,003,849
                  Other Net Assets (4.36%) ...........................................                               4,602,198
                                                                                                                 -------------
                    Net Assets (100.00%) .............................................                           $ 105,606,047
                                                                                                                 =============

---------------
(a) Aggregate cost for federal income tax purposes is $101,003,849.
* Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

                        CALIFORNIA TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

     Par                                                                                                             Value
    Value                                                                                   Rate     Maturity       (Note 1)
    -----                                                                                   ----     --------       --------
LONG-TERM SECURITIES (97.19%)
                ALAMEDA CORRIDOR TRANSPORTATION AUTH.
$  2,500,000    Tax Exempt Senior Lien Revenue Bonds .................................     5.000%    10/01/07    $   2,562,500
                ANAHEIM CA PUBLIC FINANCING AUTHORITY
   2,250,000    Public Improvement Project, Series C .................................     6.000%    09/01/12        2,430,000
                CALIFORNIA EDUCATIONAL FAC. AUTHORITY
   2,025,000    USC Refunding Revenue Bonds, 1997 Series A ...........................     5.600%    10/01/04        2,143,969
   1,290,000    Revenue Bonds (Pooled Colleges & Universities) .......................     5.250%    12/01/07        1,344,825
   2,000,000    Revenue Bonds (University of San Francisco) ..........................     6.000%    10/01/16        2,092,500
                CA POLLUTION CONTROL AUTHORITY
   3,000,000    San Diego Gas &Electric, Series 1996A ................................     5.900%    06/01/14        3,176,250
   1,950,000    San Diego Gas & Electric, Series A AMBAC TCRs ........................     5.900%    06/01/14        2,071,875
                CALIFORNIA, STATE OF
   5,000,000    General Obligations ..................................................     6.250%    09/01/12        5,518,750
                STATE OF CA DEPT. OF WATER RESOURCES
   2,320,000    Water System Revenue Bonds, Central Valley J-1 .......................     7.000%    12/01/11        2,717,300
   2,835,000    Water System Revenue Bonds, Central Valley J-3 .......................     7.000%    12/01/11        3,327,581
                CA STATE PUBLIC WORKS BOARD
   4,000,000    Imperial County, Revenue Bonds, 1991 Series A ........................     6.500%    09/01/17        4,415,000
   5,000,000    Lease Revenue Bonds Regents University of CA .........................     5.500%    06/01/14        5,093,750
                CA STATEWIDE COMMUNITIES DEV. AUTH.
   2,250,000    Certificates of Participation, Cedars Sinai ..........................     6.500%    08/01/12        2,413,125
                CASTAIC LAKE WATER AGENCY
   2,090,000    Certificates of Participation, 1994 Series A .........................     7.250%    08/01/09        2,474,038
                CENTRAL COAST WATER AUTHORITY
   1,420,000    California Revenue Refunding Bonds,1996 Series A .....................     6.000%    10/01/08        1,547,800
                CONTRA COSTA WATER DISTRICT
   4,000,000    Water Revenue Bonds, Series E ........................................     6.250%    10/01/12        4,420,000
                CULVER CITY REDEVELOPMENT FIN. AUTH.
   3,000,000    Tax Allocation Refunding Revenue Bonds, 1993 .........................     5.500%    11/01/14        3,052,500
                FONTANA UNIFIED SCHOOL DISTRICT
   4,240,000    Gen. Obligation Convertible Bonds, 1993 Series C .....................     6.250%    05/01/12        4,637,500
                FRESNO, CITY OF
   4,000,000    Sewer System Revenue Bonds ...........................................     5.250%    09/01/19        3,890,000
                KERN HIGH SCHOOL DISTRICT
   2,555,000    General Obligation Bonds, 1996 Series A ..............................     6.600%    08/01/16        2,858,406
                LA QUINTA REDEVELOPMENT AGENCY
   1,015,000    Tax Allocation Ref Redev - Project Area No. 1 ........................     7.300%    09/01/09        1,201,506
                LAGUNA SALADA UNIFIED SCHOOL DISTRICT
   1,070,000    General Obligation Bonds .............................................     5.250%    08/01/13        1,075,350
                LOMA LINDA CALIFORNIA
   2,470,000    Hospital Revenue Bond ................................................     5.050%    12/01/12        2,436,038
                LOS ANGELES, CITY OF
   3,000,000    General Obligation Bond, Series 1999B ................................     5.375%    09/01/17        2,966,250
                LA CONVENTION & EXHIBIT CENTER
   1,300,000    Certificates of Participation 1985* ..................................     9.000%    12/01/05        1,613,625
   4,500,000    Lease Revenue Bonds, 1993 Series A ...................................     6.000%    08/15/10        4,888,125
                LA DEPARTMENT OF AIRPORTS, CITY OF
   2,500,000    Refunding Revenue Bonds ..............................................     6.500%    05/15/04        2,725,000
                LA STATE BUILDING AUTHORITY
   3,500,000    Lease Revenue Refunding Bonds ........................................     5.625%    05/01/11        3,644,375
                LA UNIFIED SCHOOL DISTRICT
   1,625,000    General Obligation Bonds, Series A ...................................     4.900%    07/01/09        1,633,125
   2,450,000    General Obligation Bonds, 1997 Series A ..............................     6.000%    07/01/14        2,630,688
                LA DEPARTMENT OF WATER AND POWER
   3,000,000    Wastewater System Revenue Bonds 1994 .................................     8.500%    06/01/04        3,521,250
                LA COUNTY TRANSPORTATION COMMISSION
   4,540,000    Sales Tax Revenue Refunding Bonds, 1991 Series B .....................     6.500%    07/01/10        5,056,425
                M-S-R PUBLIC POWER AGENCY
   3,500,000    San Juan Project Refunding Rev Bonds, Ser. F .........................     6.125%    07/01/13        3,815,000

                         CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1999

     Par                                                                                                             Value
    Value                                                                                   Rate     Maturity       (Note 1)
    -----                                                                                   ----     --------       --------
LONG-TERM SECURITIES (Continued)
                METROPOLITAN WATER DISTRICT OF SO. CA
$  4,000,000    Water Revenue Bonds 1995 Series A ....................................     5.750%    07/01/15    $   4,105,000
                MODESTO IRRIGATION DIST. FINANCING AUTH.
   2,000,000    Domestic Water Project ...............................................     5.000%    09/01/16        1,897,500
                NORTHERN CA, TRANSMISSION AGENCY OF
   1,000,000    CA-Oregon Transmission Project, Series 1990A .........................     7.000%    05/01/13        1,163,750
                TRANSMISSION AGENCY OF NORTHERN CA
   2,500,000    CA-Oregon Transmission Project .......................................     5.300%    05/01/09        2,587,500
                REDEVELOPMENT AGENCY OF OAKLAND
   4,000,000    Central District Redevelopment Project Ser. 1992 .....................     5.500%    02/01/14        4,085,000
                ORANGE COUNTY LOCAL TRANS. AUTHORITY
   1,500,000    Measure M Sales Tax Revenue Bonds ....................................     9.500%    02/15/03        1,747,500
                PALO ALTO, CITY OF
   3,125,000    Utility Revenue Bond .................................................     5.250%    06/01/21        2,976,563
                PASADENA UNIFIED SCHOOL DISTRICT
   2,265,000    General Obligation Bonds, 1997 Series A ..............................     5.000%    05/01/18        2,112,113
                POMONA UNIFIED SCHOOL DISTRICT
   1,175,000    General Obligation Refunding Bonds ...................................     5.700%    08/01/08        1,258,719
                PORT HUENEME, CITY OF
   2,200,000    Refunding Certificates of Participation, 1992 ........................     6.000%    04/01/12        2,373,250
                RANCHO CA WATER DISTRICT FINANCE AUTH.
   3,000,000    Revenue Refunding Bonds ..............................................     5.875%    11/01/10        3,176,250
                RIVERSIDE, CITY OF
   1,500,000    Water Revenue Bond Issue 1991 ........................................     9.000%    10/01/01        1,646,250
                RIVERSIDE COUNTY TRANS. AGENCY
   2,000,000    General Obligation Refunding Bonds ...................................     5.750%    06/01/09        2,140,000
                SACRAMENTO CITY FINANCING AUTHORITY
   2,500,000    Revenue Bonds, CA EPA Building, Series A .............................     5.250%    05/01/16        2,434,375
                SACRAMENTO MUNICIPAL UTILITY DISTRICT
   4,000,000    Refunding Revenue Bonds Series A .....................................     6.250%    08/15/10        4,410,000
                SACRAMENTO REDEVELOPMENT AGENCY
   1,135,000    Downtown Sacramento Redevelopment Project ............................     4.750%    11/01/08        1,137,838
                SADDLEBACK VALLEY SCHOOL DISTRICT
   1,575,000    Special Tax Revenue Bonds, 1996 Series A .............................     6.000%    09/01/16        1,687,219
                SAN BERNARDINO, COUNTY OF
   3,000,000    Certificates of Participation, Series B ..............................     6.875%    08/01/24        3,562,500
                SAN BERNARDINO COUNTY TRANS AUTHORITY
   2,000,000    Sales Tax Revenue Bonds ..............................................     5.000%    03/01/09        2,022,500
                SAN DIEGO PUBLIC FACILITIES FIN. AUTH.
   2,515,000    Sewer Revenue Bonds, Series B ........................................     5.000%    05/15/08        2,565,300
                SAN DIEGO REGIONAL TRANSPORTATION COMM.
   2,000,000    Sales Tax Revenue Bonds, Second Senior Series A ......................     5.500%    04/01/08        2,110,000
                SAN FRANCISCO CITY/COUNTY UNLIMITED
   2,000,000    General Obligation Refunding Bond, Series 1 ..........................     5.500%    06/15/09        2,100,000
                SAN FRANCISCO BART DISTRICT
   2,950,000    Sales Tax Rev. Refunding Series 1990 .................................     6.750%    07/01/11        3,392,500
                SAN JOSE REDEVELOPMENT AGENCY
   4,000,000    Merged Area Redevelopment Project ....................................     6.000%    08/01/10        4,340,000
                SAN MARINO UNIFIED SCHOOL DISTRICT
   1,440,000    General Obligation Bonds .............................................     5.250%    07/01/16        1,422,000
                SAN MATEO COUNTY REG. TRANS. DISTRICT
   5,000,000    Sales Tax Revenue Bonds, 1993 A ......................................     5.250%    06/01/19        4,862,500
                REDEVELOPMENT AGENCY OF SANTA CLARA
   4,000,000    Bayshore North Project Tax Allocation 1992 ...........................     7.000%    07/01/10        4,600,000
                SANTA CLARA COUNTY FINANCING AUTH.
   2,000,000    Lease Revenue Refunding Bonds, Series A ..............................     6.000%    11/15/12        2,162,500
   1,750,000    Lease Revenue Refunding Bonds, Series A ..............................     5.750%    11/15/13        1,835,313

                         CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 August 31, 1999

     Par                                                                                                             Value
    Value                                                                                   Rate     Maturity       (Note 1)
    -----                                                                                   ----     --------       --------
LONG-TERM SECURITIES (Continued)
                SANTA MONICA-MALIBU UNIFIED SCH. DIST.
$  3,000,000    General Obligation Refunding Bonds, Series 1998 ......................     5.250%    08/01/15    $   2,985,000
                SOUTH COAST AIR QUALITY MGMT. DISTRICT
   2,400,000    Installment Sale Revenue Bonds, Series 1992 ..........................     6.000%    08/01/11        2,598,000
                SOUTHERN CA  PUBLIC POWER AUTHORITY
   5,000,000    Multiple Project Revenue Bonds, 1989 .................................     6.750%    07/01/13        5,650,000
                TURLOCK IRRIGATION DISTRICT
   2,000,000    Revenue Refunding Bonds, 1996 Series A ...............................     6.250%    01/01/12        2,190,000
                UNIVERSITY OF CALIFORNIA, REGENTS OF
   3,000,000    UCLA Central Chiller/Cogeneration Facility ...........................    10.000%    11/01/03        3,648,750
   2,815,000    Revenue Bonds, Housing System ........................................     5.500%    11/01/09        2,917,040
                                                                                                                 -------------
                  Total Long-term Securities
                    (cost $186,617,379) ..............................................                             195,297,156
                                                                                                                 -------------
VARIABLE RATE DEMAND NOTES** (8.78%)
                      CALIFORNIA HEALTH FACILITIES FIN. AUTH.
   3,500,000    Sutter Revenue Bonds 1996B ...........................................     2.400%    09/01/99        3,500,000
     500,000    Sutter Revenue Bonds Series 90A ......................................     2.400%    09/01/99          500,000
     500,000    Refunding Revenue St. Joseph, Series 8 ...............................     2.300%    09/01/99          500,000
     340,000    Refunding Revenue St. Joseph, Series 8 ...............................     2.400%    09/01/99          340,000
                CALIFORNIA POLLUTION CONTROL FIN. AUTH.
   5,100,000    Southern Californian Edison Series 86A ...............................     2.600%    09/01/99        5,100,000
     300,000    Pacific G.S & Electric Series C ......................................     2.650%    09/01/99          300,000
                CALIFORNIA STATE DEVELOPMENT AUTH.
     400,000    St. Joseph's Health System ...........................................     2.400%    09/01/99          400,000
                IRVINE RANCH WATER DISTRICT
     100,000    Consolidated Series, 1985A ...........................................     2.400%    09/01/99          100,000
                IRVINE RANCH CALIFORNIA
     400,000    Water Improvement District ...........................................     2.400%    09/01/99          400,000
                NEWPORT BEACH, CITY OF
     900,000    Hoag Memorial Hospital, Bond Series 1996 .............................     2.750%    09/01/99          900,000
   1,100,000    Hoag Memorial Hospital, 1992 .........................................     2.750%    09/01/99        1,100,000
                ORANGE COUNTY SANITATION DISTRICT
   3,200,000    Capital Improvement, Series C ........................................     2.400%    09/01/99        3,200,000
                TUSTIN, CITY OF
     900,000    California Improvement Bond, 1915 Act ................................     2.400%    09/01/99          900,000
                WESTERN RIVERSIDE COUNTY
     400,000    Regional Wastewater Authority ........................................     2.400%    09/01/99          400,000
                                                                                                                 -------------
                  Total Variable Rate Demand Notes
                    (costs $17,640,000)...............................................                              17,640,000
                                                                                                                 -------------
                  Total Investments (105.97%)
                    (cost $204,257,379) (a) ..........................................                             212,937,156
                  Liabilities in Excess of Other Assets (-5.97%)......................                             (11,991,394)
                                                                                                                 -------------
                    Net Assets (100.00%) .............................................                           $ 200,945,762
                                                                                                                 =============

---------------
* Denotes bond issue refunded prior to maturity on date shown and secured by 100% US Government Direct obligations.
**   Stated maturity reflects next reset date.
(a) Aggregate cost for federal income tax purposes is $204,257,379. At August 31,1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Unrealized appreciation .....................   $  10,183,448
                  Unrealized depreciation .....................      (1,503,671)
                                                                  -------------
                    Net unrealized appreciation ...............   $   8,679,777
                                                                  =============

                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

     Par                                                                                                             Value
    Value                                                                                   Rate     Maturity       (Note 1)
    -----                                                                                   ----     --------       --------
LONG-TERM SECURITIES (97.05%)
                ANAHEIM, CITY OF
$    500,000    Electric Revenue Bonds ...............................................     5.000%    10/01/03    $     515,625
                CALIFORNIA EDUCATIONAL FACILITIES AUTH.
     500,000    University of San Diego, Series 1998 .................................     4.250%    10/01/08          481,250
     400,000    University of Santa Clara ............................................     4.700%    09/01/04          406,619
                CALIFORNIA, STATE OF
     300,000    General Obligation Bonds .............................................     5.750%    10/01/05          321,375
                STATE PUBLIC WORKS BOARD
     400,000    Energy Efficiency Revenue Bonds 1995 Series A ........................     5.250%    10/01/03          416,000
     640,000    Refunding Bonds, Dept. of Corrections ................................     5.250%    12/01/06          668,800
     400,000    College and University Housing Revenue ...............................     4.900%    11/01/03          411,000
                CASTAIC LAKE AGENCY FINANCING CORP.
     300,000    Water System Improvement Projects, Series 1994 A .....................     7.250%    08/01/09          355,125
                CENTRAL VALLEY SCH. DIST. FIN. AUTH.
     400,000    General Obligation Refinancing Bonds, Series A .......................     6.150%    02/01/09          439,500
                CHICO UNIFIED SCHOOL DISTRICT
     400,000    General Obligation Refunding Bonds ...................................     8.500%    08/01/07          499,000
                CONTRA COSTA TRANSPORTATION AUTH.
     500,000    Sales Tax Revenue Bonds 1995 Series A ................................     6.000%    03/01/03          529,375
                DELTA DIABLO SANITATION DISTRICT
     400,000    Wastewater Facilities Expansion Project ..............................     6.250%    12/01/04          425,000
                DESERT SANDS UNIFIED SCHOOL DISTRICT
     500,000    Certificates of Participation, Series 1995 ...........................     5.300%    03/01/07          521,250
                EAST BAY CA MUNICIPAL UTILITY DISTRICT
     500,000    Water Revenue Refunding Bonds ........................................     6.000%    06/01/03          531,250
                EASTERN MUNICIPAL WATER DISTRICT
     500,000    Water & Sewer Revenue Refunding Certificates .........................     5.000%    07/01/05          514,375
                ELSINOR VALLEY CA WATER DISTRICT
     500,000    Certificates of Participation, Series A ..............................     5.900%    07/01/05          537,500
                IMPERIAL IRRIGATION DISTRICT
     600,000    Electric System Project, Certificates of Participation ...............     5.200%    11/01/09          616,500
                LOS ANGELES, CITY OF
     500,000    General Obligation Bonds, 1994 Series A ..............................     5.600%    09/01/05          530,625
                LOS ANGELES DEPARTMENT OF AIRPORTS
     400,000    Revenue Refunding Bonds ..............................................     6.500%    05/15/03          430,500
                LOS ANGELES UNIFIED SCHOOL DISTRICT
     400,000    General Obligation Bonds, 1997 Series A ..............................     6.000%    07/01/07          436,000
     275,000    General Obligation Bonds, 1997 Series A ..............................     6.000%    07/01/08          300,438
                MODESTO, CA IRRIGATION DISTRICT
     400,000    Certificate of Participation, Series 1999A ...........................     4.250%    07/01/04          399,000
                NEWPORT MESA UNIFIED SCHOOL DISTRICT
     450,000    Special Tax Bonds ....................................................     4.400%    09/01/08          439,875
                NORTHERN CA, TRANS. AGENCY OF
     500,000    California/Oregon Transmission Proj., Rev. Bonds .....................     6.100%    05/01/03          531,875
                OAK PARK UNIFIED SCHOOL DISTRICT
     600,000    General Obligation, Refunding Bonds ..................................     5.150%    05/01/07          620,250
                OLIVENHAIN MUNICIPAL WATER DISTRICT
     500,000    Water Revenue Certificates of Participation ..........................     4.750%    06/01/06          506,250
                ORANGE COUNTY LOCAL TRANS. AUTHORITY
     500,000    Limited Tax Bonds, 1994 ..............................................     9.500%    02/15/03          582,500
                PASADENA UNIFIED SCHOOL DISTRICT
     400,000    General Obligation Bond 1999 .........................................     5.000%    07/01/07          410,000
                RIVERSIDE COUNTY TRANSPORTATION COMM.
     260,000    Sales Tax Revenue Bonds, 1993 Series A ...............................     5.500%    06/01/04          273,325
                ROCKLIN UNIFIED SCHOOL DISTRICT
     535,000    General Obligation Bonds .............................................     5.000%    09/01/04          551,719
                SACRAMENTO CITY FINANCING AUTHORITY
     500,000    Lease Revenue Bonds, State of CA, EPA Bldg ...........................     4.200%    05/01/10          465,625

                      CALIFORNIA INSURED INTERMEDIATE FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                 August 31, 1999

     Par                                                                                                             Value
    Value                                                                                   Rate     Maturity       (Note 1)
    -----                                                                                   ----     --------       --------
LONG-TERM SECURITIES (Continued)
                SACRAMENTO MUNICIPAL WATER DISTRICT
$    500,000    Electric Revenue Refunding Bonds .....................................     5.100%    11/15/03    $     517,500
                SACRAMENTO REDEVELOPMENT AGENCY
     500,000    Downtown Sacramento Project, Series 1998C ............................     4.750%    11/01/08          501,250
                COUNTY OF SACRAMENTO PFA
     400,000    Main Detention Facility Certificates of Participation ................     5.300%    06/01/04          417,000
                SAN DIEGO PUBLIC FACILITIES FIN. AUTH.
     500,000    Sewer Revenue Refunding Bonds, Series A ..............................     5.100%    05/15/10          504,375
                SAN DIEGO COUNTY
     500,000    Downtown Courthouse Refunding 1998 ...................................     4.000%    05/01/07          478,750
                SAN DIEGO COUNTY RTC
     400,000    Sales Tax Revenue Bonds, Seconds 1993 Series A .......................     5.000%    04/01/03          410,500
                SAN DIEGO COUNTY WATER AUTHORITY
     600,000    Water Revenue Refunding COP Series 1993 A ............................     5.500%    05/01/05          632,250
                SAN FRANCISCO, CITY & COUNTY
     500,000    City Hall Improvement Project, Series A ..............................     5.100%    06/15/06          516,875
     450,000    School District Facilities Improvement, Series B .....................     6.500%    06/15/05          496,125
                SAN FRANCISCO AIRPORT COMMISSION
     450,000    SF International Airport Revenue, Second Series B ....................     5.500%    05/01/09          472,500
                SAN JOSE REDEVELOPMENT AGENCY
     500,000    Tax Allocation Bonds .................................................     6.000%    08/01/06          543,750
                SAN MATEO JOINT POWERS AUTHORITY
     400,000    Refunding Revenue Bonds, 1993 Series A ...............................     5.100%    08/01/03          413,356
                SANTA ROSA, CITY OF
     400,000    Wastewater Revenue Refunding Bonds, Series A .........................     5.125%    09/01/05          412,500
                SARATOGA UNION SCHOOL DISTRICT
     600,000    General Obligation Bonds, Series A ...................................     4.900%    09/01/09          618,000
                SOUTH COUNTY REGIONAL WASTEWATER
     390,000    Revenue Bonds, Gilroy Series 1992A ...................................     5.900%    08/01/06          415,838
                SOUTHERN CA PUBLIC POWER AUTHORITY
     500,000    Transmission Project Revenue Bonds, Series A .........................     6.000%    07/01/04          536,875
                VISALIA, CITY OF
     500,000    Wastewater System Revenue Bonds ......................................     5.900%    12/01/05          540,000
                WISEBURN SCHOOL DISTRICT
     325,000    General Obligation Bonds, 1997 Series A ..............................     6.875%    08/01/05          365,218
                                                                                                                 -------------
                  Total Long-term Securities
                    (cost $23,135,139) ...............................................                              23,460,188
                                                                                                                 -------------
VARIABLE RATE DEMAND NOTES** (1.65%)
                CALIFORNIA POLLUTION CONTROL FIN. AUTH.
     100,000    Shell Oil Company Series 91B .........................................     2.300%    09/01/99          100,000
                ORANGE COUNTY SANITATION DISTRICT
     300,000    Capital Improvement, Series C ........................................     2.400%    09/01/99          300,000
                                                                                                                 -------------
                  Total Variable Rate Demand Notes
                    (cost $400,000) ..................................................                                 400,000
                                                                                                                 -------------
                   Total Investments (98.70%)
                     (cost $23,535,139) (a) ..........................................                              23,860,188
                   Other Net Assets (1.30%) ..........................................                                 314,330
                                                                                                                 -------------
                     Net Assets (100.00%) ............................................                           $  24,174,518
                                                                                                                 =============

---------------
** Stated maturity reflects next reset date.
(a) Aggregate cost for federal income tax purposes is $23,535,139. At August 31, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Unrealized appreciation .....................   $     504,023
                  Unrealized depreciation .....................        (178,974)
                                                                  -------------
                    Net unrealized appreciation ...............   $     325,049
                                                                  =============

                 See accompanying notes to financial statements

                        U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

   Par                                                                  Value
  Value                    Rate                  Maturity              (Note 1)
  -----                    ----                  --------              --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (35.51%)
$1,934,199                 6.000%                05/15/26           $  1,781,740
 1,577,065                 6.500%                03/15/26              1,496,141
   999,077                 7.000%                07/15/29                968,802
   990,302                 6.000%                06/15/28                907,409
   988,780                 6.000%                08/15/28                906,014
   971,402                 6.000%                04/15/14                925,934
   966,486                 6.000%                04/15/14                921,248
   807,962                 6.500%                03/15/26                766,503
   803,674                 6.500%                04/15/26                762,435
   779,827                 6.500%                01/15/26                739,812
   680,391                 6.500%                04/15/26                645,478
   104,395                 9.000%                10/15/18                109,964
    33,644                10.000%                09/15/18                 36,759
    19,794                11.250%                07/15/13                 21,840
                                                                    ------------
Total Government National Mortgage Association (cost $11,253,037)     10,990,079
                                                                    ------------
UNITED STATES TREASURY BONDS (43.05%)
 2,000,000                 8.125%                05/15/21              2,377,500
 1,900,000                 8.000%                11/15/21              2,237,845
 1,800,000                 7.250%                08/15/22              1,969,875
 1,700,000                 8.125%                08/15/21              2,023,000
 1,500,000                 8.500%                02/15/20              1,837,500
 1,400,000                 7.875%                02/15/21              1,623,125
 1,000,000                 8.750%                08/15/20              1,255,625
                                                                    ------------
Total United States Treasury Bonds (cost $13,405,351)                 13,324,470
                                                                    ------------
UNITED STATES TREASURY NOTES (9.32%)
 1,500,000                 5.375%                02/15/01              1,494,375
 1,400,000                 5.750%                08/15/03              1,391,250
                                                                    ------------
Total United States Treasury Notes (cost $2,956,742)                   2,885,625
                                                                    ------------
UNITED STATES TREASURY BILLS (0.97%)
   200,000                 4.430%                09/09/99                199,800
   100,000                 4.361%                10/14/99                 99,467
                                                                    ------------
Total United States Treasury Bills (cost $299,267)                       299,267
                                                                    ------------
UNITED STATES TREASURY STRIPS (10.71%)
 4,000,000                  0.00%                05/15/08              2,313,628
 1,700,000                  0.00%                02/15/08              1,000,521
                                                                    ------------
Total United States Treasury Strips (cost $3,373,115)                  3,314,149
                                                                    ------------

     Total Investments (cost $31,287,512) (a) (99.56%) .....          30,813,590
     Other Net Assets (0.44%) ..............................             136,431
                                                                    ------------
       Net Assets (100.00%) ................................        $ 30,950,021
                                                                    ============

(a) Aggregate cost for federal income tax purposes is $31,287,512. At August 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Unrealized appreciation .....................   $      80,300
                  Unrealized depreciation .....................        (554,222)
                                                                  -------------
                     Net unrealized depreciation ..............   $    (473,922)
                                                                  =============

                 See accompanying notes to financial statements

                        THE UNITED STATES TREASURY TRUST
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

     Par                                                               Value
    Value                Rate                   Maturity             (Note 1)
    -----                ----                   --------             --------
UNITED STATES TREASURY BILLS (90.03%)

$ 4,800,000             4.538%                  09/16/99           $  4,790,969
  6,700,000             4.494%                  10/14/99              6,663,199
  4,700,000             4.330%                  11/12/99              4,656,338
  4,400,000             4.304%                  09/23/99              4,387,900
  4,000,000             4.350%                  10/21/99              3,974,222
  5,000,000             4.530%                  10/28/99              4,964,375
  6,200,000             4.446%                  11/04/99              6,150,290
  5,000,000             4.612%                  11/18/99              4,949,395
  5,000,000             4.597%                  11/26/99              4,944,458
                                                                   ------------
Total Investments (cost $45,481,146) (a)(90.03%) ............        45,481,146
Other Net Assets (9.97%) ....................................         5,036,130
                                                                   ------------
  Net Assets (100.00%) ......................................      $ 50,517,276
                                                                   ============

---------------
(a) Cost for federal income tax purposes is $ 45,481,146.

                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK (87.18%)
Capital Goods (5.23%)
Production (0.65%)
       250     Briggs & Stratton ..............................    $     15,219
     4,520     Caterpillar Inc. ...............................         255,945
     1,230     Cooper Industries ..............................          63,806
     2,570     Deere & Co. ....................................          99,909
     2,200     Dover Co. ......................................          85,113
       350     Foster Wheeler Corp. ...........................           4,528
     2,990     Illinois Tool Works ............................         233,033
     1,425     Ingersol Rand Co. ..............................          90,666
       350     Milacron Inc. ..................................           6,300
     1,000     Pall Corp. .....................................          19,875
       960     Parker Hannifin ................................          42,000
       540     Timken Co. .....................................           9,484
                                                                   ------------
                                                                        925,878
                                                                   ------------
Machinery (Agriculture & Construction) (0.02%)
       630     Case Equipment .................................          31,106
                                                                   ------------
Machinery (Industrial) (0.01%)
     1,467     Thermo Electron Corp.* .........................          23,289
                                                                   ------------
Pollution Control (0.02%)
     2,200     Allied Waste Ind. Inc.* ........................          28,050
                                                                   ------------
Engineering & Construction (0.05%)
       730     Fluor Corp .....................................          30,204
       991     Vulcan Materials Co. ...........................          42,241
                                                                   ------------
                                                                         72,445
                                                                   ------------
Electrical Equipment (3.37%)
     5,330     Emerson Electric Co. ...........................         333,791
    37,695     General Electric ...............................       4,233,620
     1,120     Grainger, WW, Inc. .............................          48,790
     1,100     Honeywell ......................................         124,850
       720     Johnson Controls ...............................          49,230
                                                                   ------------
                                                                      4,790,281
                                                                   ------------
Transportation Equipment (0.07%)
       340     Cummins Engine .................................          20,145
     1,482     Danaher Corporation ............................          87,068
                                                                   ------------
                                                                        107,213
                                                                   ------------
Conglomerate (1.04%)
     4,980     3M Co. .........................................         470,610
       100     NACCO Industries CL A ..........................           7,788
     1,750     Tenneco, Inc. ..................................          35,219
     9,388     Tyco International, Ltd. .......................         951,122
                                                                   ------------
                                                                      1,464,739
                                                                   ------------

               Total Capital Goods ............................       7,443,001
                                                                   ------------

Consumer Cyclical (6.04%)
Housing (0.08%)
     2,800     MASCO Co. ......................................          79,275
       450     Owens-Corning Fiberglass .......................          12,656
       770     The Stanley Works ..............................          20,309
                                                                   ------------
                                                                        112,240
                                                                   ------------
Auto & Truck (1.10%)
     1,344     Dana ...........................................    $     58,548
       790     Eaton Corp. ....................................          77,420
    14,510     Ford Motor Co. .................................         756,334
     7,530     General Motors Corp. ...........................         497,921
     1,575     Genuine Parts Co. ..............................          45,478
     1,020     ITT Industries .................................          34,489
       670     Paccar, Inc. ...................................          36,934
     1,120     TRW, Inc. ......................................          61,040
                                                                   ------------
                                                                      1,568,164
                                                                   ------------
Auto Part (0.10%)
     1,200     Autozone, Inc.* ................................          28,575
     6,462     Delphi Automotive Sys.* ........................         121,163
                                                                   ------------
                                                                        149,738
                                                                   ------------
Tire & Rubber (0.10%)
       730     Cooper Tire and Rubber Co. .....................          13,870
     1,210     Goodrich, B.F. Co. .............................          44,694
     1,520     Goodyear Tire & Rubber .........................          85,310
                                                                   ------------
                                                                        143,874
                                                                   ------------
Appliance (0.14%)
       360     Armstrong World Ind ............................          17,483
     1,180     Black and Decker ...............................          62,098
       880     Maytag Corp. ...................................          55,110
       530     Snap-On, Inc. ..................................          17,921
       650     Whirlpool Corp. ................................          45,947
                                                                   ------------
                                                                        198,559
                                                                   ------------
Household Products (0.06%)
     1,804     Federated Dept. Stores* ........................          82,984
                                                                   ------------
Textile & Apparel (0.17%)
       640     Liz Claiborne, Inc. ............................          23,520
     3,430     Nike Class B ...................................         158,638
       500     Reebok International Ltd.* .....................           5,906
       330     Russell Co. ....................................           5,528
       180     Spring Industries ..............................           6,761
     1,100     VF Corp. .......................................          39,600
                                                                   ------------
                                                                        239,953
                                                                   ------------
Retail-General (4.22%)
       650     American Greetings Corp. .......................          17,997
     2,150     Best Buy Co Inc.* ..............................         151,038
     1,700     Circuit City Stores ............................          73,100
     1,128     Consolidated Stores Corp.* .....................          18,189
     2,593     Costco Wholesale Corp.* ........................         193,827
     5,340     Dayton Hudson Corp. ............................         309,720
       990     Dillard's Inc. Class A .........................          23,265
     2,350     Dollar General Corp. ...........................          61,100
    11,283     Gap, Inc. ......................................         441,447
     1,688     Hasbro Inc. ....................................          41,238
    17,688     Home Depot .....................................       1,081,179
       340     Jostens ........................................           6,843
     5,010     K Mart* ........................................          62,938
     1,500     Kohls Department Stores* .......................         106,875
     4,157     Lowes Cos ......................................         188,104
     4,782     Mattel CS ......................................         101,916
     3,855     May Dept. Stores ...............................         150,586
     1,420     Nordstrom Inc. .................................          40,204
     3,020     JC Penney Co. ..................................         109,475
       540     Pep Boys-Manny, Mo, Jack .......................           7,864

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Retail-General (Continued)
     4,770     Sears Robuck & Co. .............................    $    178,875
     2,080     Tandy Corp. ....................................          98,280
     2,355     The Limited, Inc. ..............................          89,196
     2,520     TJX Cos, Inc. ..................................          72,765
     2,830     Toys "R" Us, Inc.* .............................          39,097
    52,580     Wal-Mart Stores, Inc. ..........................       2,329,951
                                                                   ------------
                                                                      5,995,069
                                                                   ------------
Lodging (0.07%)
     2,580     Marriott Inter. Class A ........................          88,365
     1,460     Mirage Resorts, Inc.* ..........................          19,071
                                                                   ------------
                                                                        107,436
                                                                   ------------

               Total Consumer Cyclical ........................       8,598,017
                                                                   ------------

Consumer Non-Durable (21.60%)
Health Care (0.12%)
       490     Bausch & Lomb, Inc. ............................          32,371
     1,000     Biomet, Inc. ...................................          35,750
       950     HCR Manor Care* ................................          18,584
       870     Mallincrokdt Inc. ..............................          27,894
       800     Wellpoint Health Ntwks.* .......................          58,300
                                                                   ------------
                                                                        172,899
                                                                   ------------
Consumer Product (0.50%)
     3,850     IMS Health .....................................         106,356
     2,704     Newell Co. .....................................         110,864
       540     Tupperware Corp. ...............................          12,184
     6,946     Unilever N V ...................................         478,406
                                                                   ------------
                                                                        707,810
                                                                   ------------
Food, Beverage & Tobacco (4.33%)
     7,515     Archer-Daniels-Midland Co. .....................          97,693
     3,380     Bestfoods ......................................         166,043
     5,520     Campbell Soup ..................................         243,915
    29,495     Coca-Cola Co. ..................................       1,764,170
     4,800     Coca-Cola Enterprises ..........................         136,500
     5,760     Conagra, Inc. ..................................         141,120
     1,370     Darden Restaurants .............................          21,406
     1,810     Fortune Brands, Inc. ...........................          67,875
     1,940     General Mills ..................................         162,475
     4,380     H J Heinz Co. ..................................         204,491
     1,340     Hershey Foods ..................................          71,774
     4,960     Kellogg Co. ....................................         176,390
     1,360     Loews Corp. ....................................         106,760
    18,450     Pepsico, Inc. ..................................         629,606
    26,560     Philip Morris Co., Inc. ........................         994,340
     3,360     Pioneer Hi-Bred Int'l ..........................         131,460
     1,440     Quaker Oats ....................................          96,210
     3,870     Ralston-Ralston Purina Grp .....................         106,425
       501     Richfood Holdings Inc. .........................           9,175
     5,700     Safeway, Inc.* .................................         265,406
    11,580     Sara Lee Corp. .................................         256,931
     3,160     Sysco Corp. ....................................         103,095
     1,545     Tricon Global Restaurants* .....................          62,766
     1,630     UST, Inc. ......................................          51,651
     1,190     Wrigley, Wm Jr. Co. ............................          93,192
                                                                   ------------
                                                                      6,160,869
                                                                   ------------
Retail-Food & Drugs (0.77%)
     5,237     Albertson's, Inc. ..............................         251,049
     5,008     CVS Corporation ................................         208,771
       330     Great Atlantic & Pacific .......................          11,591

Retail-Food & Drugs (Continued)
     9,288     Kroger* ........................................    $    214,785
       340     Longs Drug Stores ..............................          10,689
     2,322     Rite Aid Corp ..................................          42,957
     1,180     SuperValu Inc. .................................          26,550
    11,960     Walgreen Co. ...................................         277,323
     1,320     Winn-Dixie Stores Inc. .........................          44,880
                                                                   ------------
                                                                      1,088,595
                                                                   ------------
Communications & Media (1.86%)
     8,380     CBS, Inc.* .....................................         393,860
     3,710     Clear Channel Comm.* ...........................         259,932
     8,392     Comcast Corp CL A Spec .........................         273,789
       840     Dow Jones & Co. ................................          42,210
     3,340     Gannett Co., Inc. ..............................         226,911
       630     Harcourt General, Inc. .........................          27,602
     2,530     Interpublic Group Cos. Inc. ....................         100,251
       830     Knight Ridder, Inc. ............................          44,768
     2,060     McGraw Hill Cos Inc. ...........................         106,476
     1,700     New York Times Class A .........................          66,406
     1,600     Omnicom Group ..................................         120,600
    13,564     Time Warner, Inc. ..............................         804,515
       900     Times Mirror Co. A-New .........................          51,975
     1,300     Tribune Co. ....................................         121,306
                                                                   ------------
                                                                      2,640,601
                                                                   ------------
Entertainment & Leisure (0.79%)
       850     Brunswick Corp. ................................          21,728
       660     King World Productions, Inc.* ..................          25,163
    16,820     McDonalds Corp. ................................         695,928
     8,508     Viacom Inc. Cl B* ..............................         357,868
     1,120     Wendys Int'l ...................................          31,360
                                                                   ------------
                                                                      1,132,047
                                                                   ------------
Apparel (0.00%)
       660     Fruit of the Loom Class A* .....................           4,620
                                                                   ------------
Drugs (8.83%)
    18,540     Abbott Labs ....................................         804,173
       570     Allergan .......................................          56,929
     1,110     Alza Corp. Class A* ............................          55,916
    15,620     Amer Home Products Corp. .......................         648,230
       490     Bard C.R., Inc. ................................          22,846
     3,290     Baxter International, Inc. .....................         220,636
     3,020     Becton Dickinson Co. ...........................          84,938
    22,860     Bristol-Meyer/Squibb ...........................       1,608,773
     3,480     Guidant Corp. ..................................         204,233
     1,410     Humana, Inc.* ..................................          12,778
    15,420     Johnson & Johnson ..............................       1,576,695
    13,340     Lilly, Eli & Co. ...............................         995,498
     3,262     McKesson HBOC, Inc. ............................         101,530
     6,950     Medtronic, Inc. ................................         543,838
    26,990     Merck & Co. ....................................       1,813,391
    47,220     Pfizer, Inc. ...................................       1,782,555
     6,150     Pharmacia & Upjohn, Inc. .......................         321,338
    17,760     Schering Plough Corp. ..........................         933,510
     1,170     St. Jude Medical* ..............................          42,413
     3,017     Tenet Healthcare Corp.* ........................          52,609
     9,730     Warner-Lambert Co. .............................         644,613
     1,097     Watson Pharmaceuticals* ........................          39,355
                                                                   ------------
                                                                     12,566,797
                                                                   ------------
Cosmetic & Soap (1.99%)
       480     Alberto-Culver Co. Cl B ........................          12,210
     3,160     Avon Products, Inc. ............................         138,645

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Cosmetic & Soap (Continued)
     2,908     Clorox .........................................    $    131,587
     7,120     Colgate Palmolive Co. ..........................         380,920
    13,560     Gillette Co. ...................................         632,235
       960     Int'l Flavors & Fragrance ......................          39,120
    15,100     Proctor & Gamble ...............................       1,498,675
                                                                   ------------
                                                                      2,833,392
                                                                   ------------
Liquor (0.55%)
     5,960     Anheuser-Busch Cos., Inc. ......................         458,920
       600     Brown Foreman Cl. B ............................          35,250
       440     Coors (Adolph) .................................          25,108
     5,080     Seagrams Ltd. ..................................         269,558
                                                                   ------------
                                                                        788,836
                                                                   ------------
Travel & Recreation (0.73%)
     6,900     Carnival Corp. .................................         308,344
       300     Fleetwood Enterprises ..........................           6,113
       890     Harrahs Entertainment, Inc.* ...................          20,025
     2,490     Hilton Hotels Corp. ............................          30,503
    24,492     Walt Disney Co. ................................         679,653
                                                                   ------------
                                                                      1,044,638
                                                                   ------------
Printing & Publishing (0.04%)
     1,330     Donnelley, RR & Sons ...........................          41,729
       400     Meredith Corp. .................................          13,875
                                                                   ------------
                                                                         55,604
                                                                   ------------
Business Service (0.43%)
       400     Autodesk, Inc. .................................           9,200
     1,180     Ceridian Corp.* ................................          33,040
     6,590     Computer Associates ............................         372,335
     1,300     Computer Sciences* .............................          89,944
       860     Deluxe Corp. ...................................          29,294
     2,418     Paychex, Inc. ..................................          71,180
                                                                   ------------
                                                                        604,993
                                                                   ------------
Office Products (0.15%)
     1,140     Avery Dennison Co. .............................          62,558
     4,200     Office Depot* ..................................          43,838
     4,987     Staples Inc.* ..................................         108,467
                                                                   ------------
                                                                        214,863
                                                                   ------------
Health Care Service (0.51%)
     4,734     Boston Scientific* .............................         160,660
     3,328     Cardinal Health, Inc. ..........................         212,160
     8,010     Columbia/HCA Hthcare Corp. .....................         197,246
     3,909     Healthsouth Corp.* .............................          32,005
     1,910     United Healthcare Corp. ........................         116,152
                                                                   ------------
                                                                        718,223
                                                                   ------------

               Total Consumer Non-Durable .....................      30,734,787
                                                                   ------------
Banking & Financial Service (12.95%)
Bank & Bank Holding Cos. (6.55%)
     2,310     AMSouth Bancorp ................................          50,531
    13,854     Banc One Corp. .................................         555,892
    20,645     Bank of America Corp. ..........................       1,249,023
     9,400     Bank of New York ...............................         336,050
     3,600     BankBoston Corp. ...............................         167,175
     3,840     BB&T Corp. .....................................         128,640
     9,806     Chase Manhattan Corp. ..........................         820,640
    38,506     Citicorp .......................................       1,711,110
     1,800     Comerica .......................................          93,713
     2,945     Fifth Third Bancorp ............................         195,106
    11,366     First Union Corp. ..............................         471,689
     7,800     Firstar Corp. ..................................         209,138

Bank & Bank Holding Cos. (Continued)
     6,410     Fleet Financial Group, Inc. ....................    $    255,198
     2,435     Huntington Bancshares ..........................          72,910
     6,100     Mellon Bank ....................................         203,588
     1,331     Mercantile Bancorporation ......................          73,455
     2,130     Morgan, J.P. & Co., Inc. .......................         275,169
     1,100     Northern Trust .................................          93,294
     3,830     PNC Financial Corp. ............................         200,357
     1,942     Regions Financial Corp. ........................          68,577
       960     Republic New York Corp. ........................          66,600
     2,050     Southtrust Corp. ...............................          72,391
     2,000     State Street Corp. .............................         119,750
     1,700     Summit Bancorp .................................          56,738
     3,918     Sun Trust Banks, Inc. ..........................         251,976
     2,700     Synovus Financial Corp. ........................          50,963
     8,868     U.S. Bancorp ...................................         273,800
     2,269     Wachovia Corp. .................................         177,833
     7,077     Washington Mutual ..............................         224,695
    19,850     Wells Fargo Company ............................         790,278
                                                                   ------------
                                                                      9,316,279
                                                                   ------------
Savings & Loan (0.34%)
     8,430     Fed Home Loan Mtg Corp. ........................         434,145
       500     Golden West Financial ..........................          45,406
                                                                   ------------
                                                                        479,551
                                                                   ------------
Finance Company (1.19%)
     5,670     American Express Co. ...........................         779,625
     1,965     Capital One Financial Corp. ....................          74,179
     5,681     Household Int'l ................................         214,458
     1,100     Lehman Brothers Holding ........................          59,125
     4,040     Merrill Lynch ..................................         301,485
     7,662     National City Corp. ............................         211,663
     1,278     Union Planters Corp. ...........................          53,916
                                                                   ------------
                                                                      1,694,451
                                                                   ------------
Investment Company (0.04%)
     1,240     Bear Stearns Companies, Inc. ...................          51,615
                                                                   ------------
Insurance (3.00%)
       818     Aegon NV ADR ...................................          71,013
     1,704     Aetna Life &Casualty Co. .......................         132,486
     2,824     AFLAC Corp. ....................................         126,904
    10,554     Allstate Corp. .................................         346,303
     2,902     American General Corp. .........................         206,042
    18,094     American Int'l. Group ..........................       1,677,064
     2,505     AON Corp. ......................................          83,604
     2,433     Chubb Group ....................................         139,137
     2,620     Cigna Corp. ....................................         235,309
     1,500     Cincinnati Financial Corp. .....................          59,438
     2,680     Hartford Financial Services ....................         121,773
       930     Jefferson Pilot ................................          62,078
     5,346     Keycorp New ....................................         155,034
     1,820     Lincoln National Corp. .........................          85,313
     3,050     Marsh & McClennan Co. ..........................         222,078
       940     MBIA, Inc. .....................................          48,763
     1,220     MGIC Investment ................................          52,994
       820     Progressive Corp. ..............................          83,640
     1,715     Providian Corp. ................................         133,127
     1,400     Safeco Corp. ...................................          49,875
     2,034     St. Paul Cos ...................................          65,215
     1,240     Torchmark Corp. ................................          35,340
     2,229     UNUM Corp. .....................................          80,383
                                                                   ------------
                                                                      4,272,913
                                                                   ------------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Financial Services (1.83%)
     8,298     Assoc First Capital Corp. ......................    $    284,725
     9,100     Charles Schwab Corp. ...........................         359,450
     3,792     Conseco, Inc. ..................................          91,008
       870     Countrywide Credit Ind, Inc. ...................          27,949
    12,790     Fannie Mae .....................................         794,579
     2,500     Franklin Resources .............................          89,844
     8,974     MBNACorp .......................................         221,546
     7,028     Morgan Stanley Dean Witter & Co. ...............         603,090
     1,594     Paine Webber ...................................          62,565
     1,700     SLM Holding Corp. ..............................          75,119
                                                                   ------------
                                                                      2,609,875
                                                                   ------------

               Total Banking & Financial Services .............      18,424,684
                                                                   ------------
Utility (9.25%)
Electric (0.68%)
     1,380     Ameren Corp. ...................................          55,286
     1,374     Cinenrgy Corp. .................................          41,735
     1,200     CMS Energy Corp. ...............................          47,475
     2,440     Consolidated Edison ............................         107,360
     4,328     Duke Power .....................................         248,860
     3,810     Edison International ...........................          96,679
     1,108     Florida Progress Corp. .........................          51,938
     1,375     GPU Corp........................................          46,922
     1,105     New Century Energies ...........................          39,918
     3,080     Pacificorp......................................          62,948
       300     Peoples Energy Corp. ...........................          10,931
     1,400     PP & L Resources Inc. ..........................          39,200
     2,965     Texas Utilities ................................         119,897
                                                                   ------------
                                                                        969,149
                                                                   ------------
Gas (0.01%)
       240     Oneok Inc. .....................................           7,455
                                                                   ------------
Telephone (7.04%)
     4,351     Alltell Corp. ..................................         294,236
    36,193     AT&T Corp. .....................................       1,628,685
    13,280     Ameritech Corp. ................................         838,300
    18,432     Bell Atlantic Corp. ............................       1,128,960
    21,680     Bell South Corp. ...............................         981,020
     1,575     Centurytel Inc. ................................          61,917
     1,370     Frontier Corp. .................................          57,454
    11,550     GTECorp ........................................         792,619
    20,934     MCI WorldCom Inc.* .............................       1,585,751
     7,256     Media One Group* ...............................         477,082
    23,473     SBC Communications, Inc. .......................       1,126,704
    10,260     Sprint Corp. ...................................         455,288
     4,735     Sprint PCS Group* ..............................         282,916
     5,945     US West, Inc. ..................................         310,626
                                                                   ------------
                                                                     10,021,558
                                                                   ------------
Energy (1.38%)
     1,960     American Elect. Pwr. Co. .......................          71,173
     1,310     Carolina Power & Light .........................          47,651
     1,830     Central & S/W Corp. ............................          41,404
     2,240     Coastal Corp. ..................................          97,020
       720     Columbia Energy Group ..........................          42,525
       820     Consolidated Natural Gas .......................          52,224
     1,280     Constellation Energy Grp .......................          37,920
     1,550     Dominion Resources .............................          71,688
     1,310     DTE Energy Co. .................................          51,663
       180     Eastern Enterprises ............................           8,089

Energy (Continued)
     7,502     Enron ..........................................    $    314,146
     1,980     Entergy Corp. ..................................          59,029
     2,920     First Energy Corp. .............................          83,403
     2,160     FPL Group, Inc. ................................         116,640
     1,360     Niagara Mohawk Holdings* .......................          20,570
       430     Nicor ..........................................          16,636
     1,840     Northern States Power ..........................          43,355
     1,930     PECO Energy Co. ................................          78,406
     4,990     PG&E Corp. .....................................         151,259
     2,120     Public Service Enterprises .....................          86,920
     3,392     Reliant Energy, Inc. ...........................          93,916
     2,712     Sempra Energy ..................................          60,512
       750     Sonat Inc. .....................................          27,094
     8,120     Southern Co. ...................................         219,748
     1,870     Unicom Corp. ...................................          72,229
                                                                   ------------
                                                                      1,965,220
                                                                   ------------
Miscellaneous (0.14%)
     4,864     Williams Cos ...................................         200,640
                                                                   ------------

               Total Utilities.................................      13,164,022
                                                                   ------------
Service(0.72%)
Business (0.28%)
     7,100     Automatic Data Processing ......................         279,119
     1,480     Dun & Bradstreet Corp. .........................          38,758
     1,200     Equifax ........................................          36,600
       900     H&R Block ......................................          50,063
                                                                   ------------
                                                                        404,540
                                                                   ------------
Consumer (0.32%)
     9,820     Cendant Corp.* .................................         176,146
     5,404     First Data .....................................         237,776
     3,000     Service Corp International .....................          41,438
                                                                   ------------
                                                                        455,360
                                                                   ------------
Environmental Services (0.12%)
     2,720     Laidlaw ........................................          17,000
     6,835     Waste Management, Inc. .........................         149,088
                                                                   ------------
                                                                        166,088
                                                                   ------------

               Total Service ..................................       1,025,988
                                                                   ------------
Transportation (0.86%)
Air Transportation (0.28%)
     2,080     AMR Corp.* .....................................         121,940
     1,540     Delta Airlines .................................          78,251
     2,640     FDX Corp.* .....................................         112,035
     4,252     Southwest Airlines Co. .........................          70,955
       690     US Airways Group, Inc.* ........................          21,261
                                                                   ------------
                                                                        404,442
                                                                   ------------
Railroad (0.54%)
     5,535     Burlington No./Santa Fe ........................         160,515
     7,355     Conoco, Inc. Class B ...........................         197,667
     2,230     CSX Corp. ......................................          97,423
     1,200     Kansas City Southern Ind .......................          55,575
     4,450     Norfolk Southern Co. ...........................         116,534
     3,010     Union Pacific Corp. ............................         146,549
                                                                   ------------
                                                                        774,263
                                                                   ------------
Trucking (0.04%)
       570     Navistar Int'l.* ...............................          27,716
       710     Ryder System ...................................          15,664
                                                                   ------------
                                                                         43,380
                                                                   ------------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----

               Total Transportation ............                   $  1,222,085
                                                                   ------------

Manufacturing (4.88%)
Consumer Durable (0.23%)
       680     Eastman Chemical Co. ...........................          31,578
     3,860     Eastman Kodak ..................................         283,469
       400     Polaroid Corp. .................................          10,850
                                                                   ------------
                                                                        325,897
                                                                   ------------
Building & Housing (0.03%)
       500     Centex Corp. ...................................          14,063
       465     Crane Co. ......................................          11,189
       340     Kaufman & Broad Home ...........................           6,949
       420     Pulte Corp. ....................................           9,713
                                                                   ------------
                                                                         41,914
                                                                   ------------
Chemical (1.24%)
     2,260     Air Products & Chem, Inc. ......................          76,840
     2,750     Dow Chemical ...................................         312,469
     7,960     Dupont E I De Nemours &Co ......................         504,465
     1,120     Ecolab, Inc. ...................................          42,070
       550     Great Lakes Chemical ...........................          22,653
       930     Hercules .......................................          30,283
       870     Millipore Corp. ................................          32,843
     7,090     Monsanto Co. ...................................         291,133
       580     Nalco Chemical .................................          29,798
     2,080     PPG Industries .................................         124,930
     1,350     Praxair, Inc. ..................................          63,450
     2,406     Rohm & Haas Co. ................................          89,924
     1,500     Sherwin Williams ...............................          36,563
       860     Sigma-Aldrich Corp. ............................          27,735
     1,130     Union Carbide Corp. ............................          64,269
       770     W.R. Grace & Co.* ..............................          14,726
                                                                   ------------
                                                                      1,764,151
                                                                   ------------
Diversified (0.16%)
     2,890     Corning Corp. ..................................         192,185
       300     FMC Corp.* .....................................          17,475
       410     National Service Inds ..........................          13,120
                                                                   ------------
                                                                        222,780
                                                                   ------------
Paper & Forest Products (0.75%)
       420     Boise Cascade ..................................          15,278
       830     Champion Int'l .................................          45,650
     1,930     Fort James Corp. ...............................          62,243
     1,900     Georgia Pacific Co. ............................          78,613
     4,570     Int'l. Paper ...................................         215,076
     6,712     Kimberly Clark .................................         382,165
       940     Louisiana-Pacific Co. ..........................          17,390
       900     Mead Corp. .....................................          33,581
       250     Potlatch Corp. .................................           9,656
       480     Temple Inland ..................................          29,760
       880     Westvaco Corp. .................................          23,045
     2,030     Weyerhaeuser Co. ...............................         114,188
       960     Willamette Inds ................................          38,040
                                                                   ------------
                                                                      1,064,685
                                                                   ------------
Metal & Mineral (0.08%)
     1,982     Allegheny Teledyne, Inc. .......................          37,039
     1,589     Bethlehem Steel* ...............................          12,215
       760     Nucor Corp. ....................................          35,388
       730     USX-US Steel ...................................          19,710
       790     Worthington Inds., Inc. ........................          11,850
                                                                   ------------
                                                                        116,202
                                                                   ------------
Container (0.11%)
       260     Ball Corp. .....................................    $     11,684
       460     Bemis Co. ......................................          17,451
     1,110     Crown Cork & Seal ..............................          29,484
     1,250     Owens-Illinois, Inc.* ..........................          30,938
     1,232     Sealed Air Corp.* ..............................          72,380
                                                                   ------------
                                                                        161,937
                                                                   ------------
Computer (1.61%)
       550     Data General Corp.* ............................          10,141
    29,272     Dell Computer Corp.* ...........................       1,428,840
    11,680     EMC Corp.* .....................................         700,800
     1,500     Gateway Inc.* ..................................         145,406
                                                                   ------------
                                                                      2,285,187
                                                                   ------------
Non Ferrous Metal (0.33%)
     1,960     Alcan Aluminum Ltd. ............................          64,435
     3,710     Alcoa Inc. .....................................         239,527
       370     Asarco, Inc. ...................................           7,724
     1,250     Englehard Corp. ................................          24,922
     1,465     Inco Ltd. ......................................          30,033
     1,409     Newmont Mining Co. .............................          28,796
       570     Phelps Dodge ...................................          31,884
       640     Reynolds Metals ................................          40,520
                                                                   ------------
                                                                        467,841
                                                                   ------------
Gold and Precious Metal (0.12%)
     3,883     Barrick Gold Corp. .............................          75,233
       810     Cypress Amax Mineral Co. .......................          13,719
     2,070     Freeport McMoran Corp. B .......................          33,249
     1,270     Homestake Mining Co. ...........................          10,795
     4,089     Placer Dome, Inc. ..............................          42,423
                                                                   ------------
                                                                        175,419
                                                                   ------------

Miscellaneous (0.22%)
     4,380     Applied Materials, Inc.* .......................         311,254
                                                                   ------------

               Total Manufacturing ............................       6,937,267
                                                                   ------------

Technology (20.06%)
Office Equipment (0.14%)
     1,130     IKON Office Solutions ..........................          12,571
     1,384     Lexmark Intl Grp Class A* ......................         108,990
     3,070     Novell* ........................................          72,721
                                                                   ------------
                                                                        194,282
                                                                   ------------
Electronic (4.95%)
       410     EG&G ...........................................          13,043
       680     Harris Corp. ...................................          17,850
    12,338     Hewlett-Packard Co. ............................       1,300,117
    39,220     Intel Corp. ....................................       3,223,394
       900     KLA-Tencor Corp.* ..............................          56,531
     7,150     Motorola, Inc. .................................         659,588
     1,600     National Semiconductor* ........................          45,100
    15,660     Nortel Networks ................................         643,039
       760     Pe Corp-PE Biosystems ..........................          52,298
     2,800     Solectron Corp.* ...............................         219,100
       675     Tektronix, Inc. ................................          22,444
     9,360     Texas Instruments ..............................         768,105
       600     Thomas & Betts Co. .............................          27,000
                                                                   ------------
                                                                      7,047,609
                                                                   ------------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Bio-Technology (2.11%)
     6,320     Amgen* .........................................    $    525,745
    36,330     Cisco Systems, Inc.* ...........................       2,463,628
     1,502     Silicon Graphics, Inc.* ........................          17,179
                                                                   ------------
                                                                      3,006,552
                                                                   ------------
Software (4.30%)
       606     Adobe Systems, Inc. ............................          60,373
     2,600     BMC Software* ..................................         139,913
     4,290     Compuware Corp* ................................         129,504
     5,200     Electronic Data Sys. Corp. .....................         291,850
    58,050     Microsoft Corp.* ...............................       5,373,253
       800     Network Appliance Inc.* ........................          52,550
     2,400     Parametric Tech Co.* ...........................          33,600
     2,300     Peoplesoft, Inc.* ..............................          32,488
                                                                   ------------
                                                                      6,113,531
                                                                   ------------
Business-Mechanics & Software (4.44%)
    11,816     America Online, Inc.* ..........................       1,078,949
     1,780     Apple Computer, Inc.* ..........................         116,145
    19,863     CompaqComputers ................................         460,573
     1,190     General Instrument Corp.* ......................          58,533
    20,690     IBM ............................................       2,577,198
    17,850     Oracle Systems* ................................         651,525
     3,260     Pitney Bowes Systems ...........................         192,340
     8,740     Sun Microsystems* ..............................         694,830
     2,610     Unisys Corp.* ..................................         112,230
     7,740     Xerox Corp. ....................................         369,585
                                                                   ------------
                                                                      6,311,908
                                                                   ------------
Business Service (0.01%)
       200     Shared Medical Systems .........................          11,238
                                                                   ------------
Semi Conductor (0.20%)
     1,170     Advanced Micro Devices* ........................          24,204
     1,320     LSI Logic Corp.* ...............................          74,910
     2,490     Micron Technology, Inc.* .......................         185,661
                                                                   ------------
                                                                        284,775
                                                                   ------------
Telecommunications (2.22%)
     1,450     ADC Telecommunications* ........................          53,741
       780     Andrew Corp.* ..................................          13,650
     1,320     Cabletron Systems* .............................          22,193
    35,882     Lucent Technologies ............................       2,298,691
     2,614     Nextel Communications* .........................         151,122
     1,660     Qualcom, Inc.* .................................         319,031
       670     Scientific-Atlanta, Inc. .......................          34,338
     4,480     Tellabs, Inc.* .................................         266,840
                                                                   ------------
                                                                      3,159,606
                                                                   ------------
Aerospace Aircraft (1.24%)
     6,800     Allied Signal, Inc. ............................         416,500
    11,933     Boeing .........................................         540,714
     2,300     General Dynamics Corp. .........................         144,900
     2,120     Rockwell Int'l. Corp. ..........................         125,345
     1,980     Textron, Inc. ..................................         159,885
     5,740     United Technologies Corp. ......................         379,558
                                                                   ------------
                                                                      1,766,902
                                                                   ------------
Telecom Equipment (0.32%)
     4,632     Lockheed Martin Corp. ..........................         171,384
       600     Northrop Grumman Corp. .........................          43,500
     3,600     Raytheon-Class B ...............................         245,250
                                                                   ------------
                                                                        460,134
                                                                   ------------
Miscellaneous (0.13%)
     4,030     3Com Corp.* ....................................    $     99,994
     2,400     Seagate Technology, Inc.* ......................          79,650
                                                                   ------------
                                                                        179,644
                                                                   ------------

               Total Technology ...............................      28,536,181
                                                                   ------------
Energy (5.59%)
Oil & Gas - Domestic (0.63%)
       880     Amerada Hess Corp. .............................          54,615
     1,000     Anadarko Petroleum Corp. .......................          34,000
       740     Apache Corp. ...................................          33,670
       650     Ashland, Inc. ..................................          25,066
     3,800     Atlantic Richfield .............................         334,163
     1,547     Burlington Resources, Inc. .....................          64,684
       440     Helmerich & Payne ..............................          12,128
       765     Kerr McGee Co. .................................          42,840
     3,200     Phillips Petroleum Co. .........................         163,200
       910     Sunoco .........................................          29,632
     2,550     Unocal Corp. ...................................         106,781
                                                                   ------------
                                                                        900,779
                                                                   ------------
Oil & Gas International (4.22%)
     7,860     Chevron Corp. ..................................         725,085
    28,380     Exxon Corp. ....................................       2,238,473
     9,550     Mobil Corp. ....................................         977,681
    24,770     Royal Dutch Pet.- ADR ..........................       1,532,644
     6,868     Texaco .........................................         436,118
     2,990     USX-Marathon ...................................          93,064
                                                                   ------------
                                                                      6,003,065
                                                                   ------------
Oil & Gas Service (0.33%)
       700     Rowan Cos.,Inc.* ...............................          13,038
     6,310     Schlumberger ...................................         421,193
     2,164     Union Pacific Resources Grp ....................          38,817
                                                                   ------------
                                                                        473,048
                                                                   ------------
Natural Gas (0.04%)
     3,200     Nabisco Group Holdings* ........................          56,800
                                                                   ------------
Energy Raw Material (0.37%)
     1,786     AES Corp. ......................................         108,388
     2,812     Baker Hughes, Inc. .............................          95,608
     5,048     Halliburton Co. ................................         234,101
       480     McDermott Int'l ................................          10,830
     3,230     Occidental Petroleum ...........................          70,010
                                                                   ------------
                                                                        518,937
                                                                   ------------
               Total Energy ...................................       7,952,629
                                                                   ------------

Total Common Stocks (Cost $72,328,422).........................     124,038,661
                                                                   ------------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1999

         Par
        Value                           Value

Short-Term Investments (12.59%)
               United States Treasury Bills
$7,500,000     4.538% 09/16/99(b) .............................    $  7,485,813
 6,000,000     4.610% 12/16/99 ................................       5,915,200
 4,509,172     Firstar Institutional Money Market Fund ........       4,509,172
                                                                   ------------
               Total Short-Term Investments (Cost $17,910,185).      17,910,185
                                                                   ------------
               Total Investments (Cost $90,238,607) (99.77%) ..     141,948,846
               Other Net Assets (0.23%) .......................         327,487
                                                                   ------------
                 Net Assets (100.00%) .........................    $142,276,333
                                                                   ============

*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $90,238,607. At August 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $ 53,738,206
               Unrealized depreciation ........................      (2,027,967)
                                                                   ------------
                 Net unrealized appreciation ..................    $ 51,710,239
                                                                   ============

(b) At August 31, 1999, certain United States Treasury Bills with a market value of $1,122,559 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1999 (Contracts-$250 times premium/delivery month/commitment)

---------------
                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
          S&P 500 Stock Index:
               54/September 99/Long ...........................    $   (264,161)

                 See accompanying notes to financial statements

                             S&P MIDCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
COMMON STOCKS (92.10%)
Capital Goods (4.49%)
Production (0.13%)
     1,300     Tecumseh Prod. Co. Cl. A .......................    $     74,100
                                                                   ------------
Machinery-Agricult & Construction (0.07%)
     3,929     AGCO Corp. .....................................          40,518
Machinery-Industrial (0.65%)
     1,636     Albany Intl. Corp. Cl A ........................          27,096
     1,500     Borg-Warner Automotive .........................          71,063
     2,636     Flowserve Corp. ................................          41,682
     2,000     Modine Manufacturing Co. .......................          59,500
     2,200     Stewart & Stevenson Svcs .......................          26,125
     1,600     Watts Industry .................................          35,200
     2,700     York Int'l. Corp New Com .......................         111,038
                                                                   ------------
                                                                        371,704
                                                                   ------------
Pollution Control (0.12%)
     3,400     Donaldson Co. Inc. .............................          66,725
                                                                   ------------
Engineering & Construction (0.15%)
     1,700     Jacobs Engineering Group* ......................          56,100
     1,800     Structural Dyn. Research* ......................          29,025
                                                                   ------------
                                                                         85,125
                                                                   ------------
Electrical Equipment (2.52%)
     2,100     Ametek, Inc.* ..................................          43,706
     4,300     Cirrus Logic, Inc.* ............................          48,106
     4,430     Hubbell, Inc. Cl. B ............................         171,939
     4,600     Integrated Device Tech.* .......................          89,700
     5,700     IPALCO* ........................................         119,344
     4,215     Mark IV Industries, Inc. .......................          83,510
     9,890     Molex, Inc.* ...................................         317,098
     5,500     Teradyne, Inc.* ................................         374,344
     2,900     UCAR Int'l.* ...................................          70,688
     5,575     Vishay Intertechnology, Inc.* ..................         119,514
                                                                   ------------
                                                                      1,437,949
                                                                   ------------
Transportation Equipment (0.60%)
     2,700     Federal Signal* ................................          56,531
     1,850     SPX Corp. ......................................         156,788
     2,500     Trinity Industries .............................          78,438
     3,200     Wisconsin Central Transport* ...................          51,000
                                                                   ------------
                                                                        342,757
                                                                   ------------
Conglomerate (0.25%)
     2,040     Newport News Shipbuilding* .....................          64,133
     2,000     Rayonier, Inc. .................................          83,000
                                                                   ------------
                                                                        147,133
                                                                   ------------
               Total Capital Goods ............................       2,566,011
                                                                   ------------
Consumer Cyclical (6.34%)
Housing (0.16%)
     9,701     Clayton Homes, Inc.* ...........................          92,160
                                                                   ------------
Building Material (1.31%)
     4,400     BJ'S Wholesale Club* ...........................         124,300
     2,900     Martin Marietta Materials ......................         132,313
     3,200     USG Corp.* .....................................         156,800
     3,736     VISIX Inc.* ....................................         338,108
                                                                   ------------
                                                                        751,521
                                                                   ------------
Auto & Truck (0.19%)
     2,300     Teleflex, Inc.* ................................    $    106,950
                                                                   ------------
Auto Parts (0.46%)
     1,200     Arvin Inds., Inc. ..............................          42,900
     4,100     Lear Corp.* ....................................         164,769
     2,000     Superior Industries ............................          56,000
                                                                   ------------
                                                                        263,669
                                                                   ------------
Tire & Rubber (0.22%)
     1,400     Bandag, Inc. ...................................          46,550
     2,000     Carlisle Cos., Inc. ............................          80,000
                                                                   ------------
                                                                        126,550
                                                                   ------------
Household Products (0.14%)
     1,000     Enesco Group, Inc. .............................          17,250
     3,200     Furniture Brands Int'l. Inc.* ..................          64,200
                                                                   ------------
                                                                         81,450
                                                                   ------------
Textile & Apparel (0.84%)
     3,400     Burlington Inds., Inc.* ........................          19,338
     3,731     Mohawk Industries* .............................          84,414
     7,800     Shaw Industries, Inc.* .........................         156,000
     3,900     UNIFI, Inc. ....................................          52,650
     3,500     Warnaco Group CL-A .............................          77,000
     3,700     Westpoint Stevens, Inc.* .......................          88,800
                                                                   ------------
                                                                        478,202
                                                                   ------------
Retail-General (2.75%)
     6,800     Abercrombie & Fitch* ...........................         237,150
     4,300     Barnes & Noble, Inc.* ..........................         101,856
     8,340     Bed Bath & Beyond* .............................         229,350
     4,600     Callaway Golf Co. ..............................          45,713
     3,250     Claire's Stores, Inc. ..........................          61,141
     5,913     CompUSA* .......................................          35,848
     3,700     Dollar Tree Stores, Inc.* ......................         122,100
    11,300     Family Dollar Stores ...........................         222,469
     2,500     Fastenal Co. ...................................         125,313
     3,000     Heilig-Myers Co. ...............................          15,938
     2,300     Micro Warehouse, Inc.* .........................          28,175
     2,234     Payless Shoesource* ............................         111,421
     4,480     Tiffany & Co. ..................................         236,880
                                                                   ------------
                                                                      1,573,354
                                                                   ------------
Lodging (0.27%)
     5,197     Promus Hotel Corp.* (New) ......................         151,038
                                                                   ------------

               Total Consumer Cyclical ........................       3,624,894
                                                                   ------------
Consumer Non-Durable (19.40%)
Healthcare (0.97%)
     3,300     Appria Healthcare Group* .......................          55,688
     6,900     Beverly Enterprises, Inc.* .....................          34,500
     3,700     Covance, Inc.* .................................          59,431
     3,100     Dentsply Int'l., Inc. ..........................          76,919
     2,200     Millennium Pharm* ..............................         129,663
     8,000     Mylan Laboratories .............................         158,500
     4,700     Quorum Health Group, Inc.* .....................          41,419
                                                                   ------------
                                                                        556,120
                                                                   ------------
Consumer Products (0.31%)
     3,633     Acnileson Corp.* ...............................          90,825
     2,631     Lancaster Colony Corp. .........................          86,494
                                                                   ------------
                                                                        177,319
                                                                   ------------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Food Beverage & Tobacco (2.68%)
     2,200     Bob Evans Farms ................................    $     44,825
     2,300     Dean Foods Co. .................................          92,575
     4,000     Dole Food Co. ..................................         100,750
     1,600     Dreyer Grand Ice Cream* ........................          27,200
     6,175     Flowers Inds., Inc. ............................          97,642
     4,900     Hormel Foods Corp. .............................         197,225
     1,100     Int'l. Multifoods, Inc.* .......................          24,956
     4,822     Interstate Bakeries Corp.* .....................         115,427
     1,700     Lance, Inc. ....................................          22,100
     4,660     McCormick & Co. ................................         149,120
     1,600     Smucker (J.M.) Co. Cl. A .......................          36,800
    11,000     Starbucks Corp.* ...............................         251,625
    14,050     Tyson Foods, Inc. Cl. A ........................         225,678
     2,300     Universal Corp.* ...............................          65,263
     2,900     Universal Foods Corp. ..........................          61,263
     2,862     Vlasic Foods Int'l., Inc.* .....................          21,107
                                                                   ------------
                                                                      1,533,556
                                                                   ------------
Retail-Food & Drugs (0.40%)
     2,554     Hannaford Brothers Co. .........................         183,250
     2,400     Ruddick Corp. ..................................          44,550
                                                                   ------------
                                                                        227,800
                                                                   ------------
Communications & Media (2.35%)
     8,000     Belo (A.H.) Corp. Sr. A ........................         151,500
     4,006     Cox Communications, Inc.* ......................         148,963
     4,200     Harte-Hanks, Inc. ..............................          94,238
     3,100     Hispanic Broadcasting Corp.* ...................         231,725
     5,600     Univision Communications* ......................         413,000
       567     Washington Post, Class B .......................         305,613
                                                                   ------------
                                                                      1,345,039
                                                                   ------------

Entertainment & Leisure (1.04%)
     2,159     Chris Craft Industries* ........................         109,299
     2,778     Gtech Holdings Corp.* ..........................          70,145
     6,300     Mandalay Resort Group* .........................         129,150
     3,786     Premark Int'l ..................................         125,885
     4,800     Premier Parks, Inc.* ...........................         157,200
                                                                   ------------
                                                                        591,679
                                                                   ------------
Apparel (0.97%)
     7,402     Jones Apparel Group* ...........................         191,989
     1,800     Lands End ......................................          90,675
     2,988     Ross Store, Inc. ...............................         124,376
     8,766     Saks, Inc.* ....................................         147,378
                                                                   ------------
                                                                        554,418
                                                                   ------------
Drugs (1.70%)
     8,124     Bergen Brusswig Corp. CL A .....................         125,414
     2,400     Carter-Wallace, Inc. ...........................          42,900
     5,300     Forest Laboratories CL A* ......................         257,050
     2,400     Gilead Sciences, Inc.* .........................         187,050
     4,555     ICN Pharmeceuticals ............................          94,516
     7,800     IVAX Corp. .....................................         128,700
     1,800     Sepacor, Inc.* .................................         134,775
                                                                   ------------
                                                                        970,405
                                                                   ------------
Hospital Supply & Service (2.02%)
     1,500     Acuson Corp.* ..................................          23,625
     3,280     Medimmune, Inc.* ...............................         338,455
     1,800     Minimed, Inc.* .................................         163,688
     5,250     Omnicare, Inc. .................................          50,531
     2,836     Pacificare Health Sys. A* ......................         170,160

Hospital Supply & Service (Continued)
     4,325     PSS World Medical, Inc.* .......................    $     38,655
     6,400     Stryker Corp. ..................................         368,800
                                                                   ------------
                                                                      1,153,914
                                                                   ------------
Cosmetics & Soap (0.09%)
     1,100     Church and Dwight* .............................          51,150
                                                                   ------------
Printing & Publishing (0.94%)
     2,000     Banta Corp.* ...................................          47,000
     2,600     Glatfelter (P.H.) Co.* .........................          34,288
     1,600     Houghton Mifflin Co. ...........................          76,400
     2,800     Lee Enterprises* ...............................          80,325
     1,800     Media General, Inc. Cl. A ......................          88,200
     6,700     Readers Digest Assoc ...........................         209,375
                                                                   ------------
                                                                        535,588
                                                                   ------------
Restaurant (0.73%)
     4,110     Brinker Int'l.* ................................          98,640
     1,800     Buffets, Inc.* .................................          20,138
     4,000     CBRL Group Inc.* ...............................          52,500
     2,600     Lone Star Steakhouse* ..........................          19,825
     4,500     Outback Steakhouse, Inc.* ......................         133,313
     1,700     Papa Johns Int'l., Inc.* .......................          67,575
     1,050     Sbarro, Inc.* ..................................          28,875
                                                                   ------------
                                                                        420,866
                                                                   ------------
Business Service (3.26%)
     6,400     Cintas Group* ..................................         328,800
     9,200     Comdisco .......................................         193,775
     7,900     Concord EFS, Inc.* .............................         293,288
     6,100     Dial Corp. .....................................         169,275
     6,800     Modis Prof. Services* ..........................         107,525
     2,600     Navigant Consulting Co.* .......................         114,075
     3,500     Noble Affiliates ...............................         108,500
     2,700     Pittston Brink's Group* ........................          64,294
     4,000     Snyder Communications* .........................          81,500
     6,328     Sungard Data Systems, Inc.* ....................         158,200
     6,000     Viad Corp. .....................................         179,625
     3,000     Wallace Computer Services ......................          64,125
                                                                   ------------
                                                                      1,862,982
                                                                   ------------
Office Products (0.55%)
     3,400     Hon Industries .................................          80,113
     5,600     Miller (Herman), Inc. ..........................         131,950
     8,000     Office Max, Inc.* ..............................          60,500
     1,600     Standard Register Co. ..........................          43,300
                                                                   ------------
                                                                        315,863
                                                                   ------------
Healthcare Services (1.32%)
     4,000     First Health Group Corp.* ......................          86,250
     7,900     Foundation Hlth Systems-A * ....................         100,725
    15,550     Health Mgmt. Assoc. Cl.A.* .....................         124,400
     3,598     Lincare Holdings Inc.* .........................          94,897
     4,114     Steris Corp.* ..................................          51,682
     5,930     Sybron Int'l. Corp.* ...........................         152,698
     4,943     Total Renal Care Holdings* .....................          39,853
     2,800     Trigon Healthcare, Inc.* .......................         101,675
                                                                   ------------
                                                                        752,180
                                                                   ------------
Health & Beauty Aids (0.07%)
     5,000     Perrigo Co.* ...................................          39,688
                                                                   ------------

               Total Consumer Non-Durable .....................      11,088,567
                                                                   ------------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Banking & Financial Services (11.86%)
Bank & Bank Holding Cos. (5.31%)
     2,460     CCB Financial Corp. ............................    $    116,235
     2,984     City National Corp. ............................          99,032
     7,200     Compass Bancshares, Inc. .......................         191,250
    11,387     First Security Corp. Del .......................         246,956
     8,100     First Tennesse Ntl., Corp. .....................         259,200
     3,400     First Virginia Banks, Inc. .....................         150,450
     9,600     Hibernia Bank* .................................         124,200
     3,200     Keystone Financial, Inc. .......................          85,000
     6,380     Marshall and Isley Corp.* ......................         373,629
     4,300     Mercantile Bankshares Corp. ....................         140,825
     8,650     North Fork Bancorp .............................         156,781
     6,762     Old Kent Financial Corp. .......................         267,099
     5,400     Pacific Century Financial ......................         100,238
     5,228     Pinnacle West ..................................         198,664
     2,737     Provident Financial Group* .....................         114,612
     2,400     WestAmerica Bancorp ............................          76,650
     2,300     Wilmington Trust Corp. .........................         115,000
     4,425     Zions Bancorp.* ................................         220,144
                                                                   ------------
                                                                      3,035,965
                                                                   ------------
Savings & Loan (1.79%)
     3,933     Associated Banc Corp. ..........................         138,638
     3,500     Astoria Financial Corp. ........................         115,063
    10,637     Charter One Financial, Inc. ....................         248,972
     6,893     Dime Bancorp, Inc.* ............................         126,659
     5,800     Greenpoint Financial Corp. .....................         150,075
     8,542     Sovereign Bancorp, Inc. ........................          85,687
     5,689     TCP Financial Corp.* ...........................         160,714
                                                                   ------------
                                                                      1,025,808
                                                                   ------------
Insurance (2.82%)
     4,500     AMBAC Financial Group ..........................         237,656
     4,000     American Fin. Group, Inc. ......................         118,000
     3,100     Everest Re Holdings ............................          86,025
     3,800     Finova Group, Inc. .............................         144,400
     2,600     Horace Mann Educators ..........................          78,325
     2,050     HSB Group, Inc. ................................          76,234
     8,100     Old Republic* ..................................         125,550
     5,000     Oxford Health Plans* ...........................          77,500
     3,877     Protective Life Corp.* .........................         115,341
     5,600     Reliastar Financial Corp. ......................         252,350
     3,150     The PMI Group, Inc. ............................         133,875
     4,600     Unitrin, Inc. ..................................         165,313
                                                                   ------------
                                                                      1,610,569
                                                                   ------------
Financial Services (1.94%)
     3,500     Allmerica Financial Corp.* .....................         197,750
    13,680     E*Trade Group, Inc.* ...........................         342,000
     6,287     Edwards AG .....................................         157,961
     6,301     Gartner Group, Inc. Cl B* ......................         129,171
     1,800     Investment Tech Group* .........................          49,050
     7,438     T. Rowe Price ..................................         230,113
                                                                   ------------
                                                                      1,106,045
                                                                   ------------

               Total Banking & Financial Services .............       6,778,387
                                                                   ------------
Utility (9.43%)
Electric (6.76%)
     8,000     Allegheny Power System .........................         270,000
     4,636     Alliant Energy Corp.* ..........................         134,154
     1,200     Black Hills Corp. ..............................          29,700
     1,700     Calpine Corp.* .................................         154,063
     1,200     Cleco Corp.* ...................................          39,900

Electric (Continued)
     1,700     CMP Group, Inc.* ...............................    $     45,156
     5,900     Connectiv, Inc.* ...............................         126,481
     9,800     DPL, Inc. ......................................         185,588
     6,940     Energy East Corp. ..............................         173,500
     1,700     Hawaiian Electric Inds .........................          60,456
     2,200     Idacorp, Inc.* .................................          68,888
     5,000     Illinova Corp. .................................         159,375
     4,100     Kansas City Power & Light ......................          98,656
     8,100     LG&E Energy Corp. ..............................         186,300
     3,740     Midamerican Energy Co.* ........................         107,058
     3,800     Minnesota Power & Light ........................          67,688
     6,400     Montana Power Co. ..............................         198,000
     4,200     New England Electric Sys .......................         219,188
     7,184     Nisource, Inc. .................................         170,620
     8,400     Northeast Utilities ............................         147,525
     5,300     OGE Energy Corp.* ..............................         124,550
     6,933     Potomac Electric Power Co.* ....................         183,725
     2,300     Public Service Co N Mexico* ....................          43,269
     5,327     Puget Sound Power & Light ......................         126,183
     6,249     SCANA Corp. ....................................         156,225
     4,875     Sierra Pacific Resources* ......................         118,825
     8,000     Teco Energy, Inc. ..............................         168,000
     5,100     Utilicorp United, Inc. .........................         118,256
     7,400     Wisc. Energy Corp. .............................         180,838
                                                                   ------------
                                                                      3,862,167
                                                                   ------------
Gas (1.30%)
     3,300     Atlanta Gas Light Co.* .........................          59,606
     1,600     Indiana Energy, Inc. ...........................          33,900
     9,800     Keyspan Corp.* .................................         289,100
     4,900     MCN Energy Group, Inc. .........................          87,588
     8,410     Noble Drilling Corp.* ..........................         207,096
     2,500     Washington Gas Light Co. .......................          66,719
                                                                   ------------
                                                                        744,009
                                                                   ------------
Telephone (1.37%)
     3,000     Blyth Industries, Inc.* ........................          84,938
     8,000     Cincinnati Bell ................................         148,000
     6,375     NCR Corp.* .....................................         278,906
     3,900     Telephone & Data ...............................         271,538
                                                                   ------------
                                                                        783,382
                                                                   ------------

               Total Utility ..................................       5,389,558
                                                                   ------------
Service (3.55%)
Distributor (0.68%)
     2,700     Alexander & Baldwin, Inc. ......................          65,306
     5,700     American Water Works, Inc. .....................         166,013
       900     Scholastic Corp.* ..............................          35,663
     3,269     Tech Data Corp. * ..............................         121,157
                                                                   ------------
                                                                        388,139
                                                                   ------------
Business (1.75%)
     8,200     Convergys Corp.* ...............................         169,125
     7,050     Fiserv, Inc.* ..................................         217,228
     5,000     Jabil Circuit, Inc.* ...........................         224,063
     2,200     Kelly Services, Inc. Cl. A .....................          61,875
     5,400     ManPower, Inc.* ................................         145,800
     4,750     Olsten Corp. ...................................          48,688
     5,208     Robert Half Int'l.* ............................         136,710
                                                                   ------------
                                                                      1,003,489
                                                                   ------------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Consumer (0.51%)
     4,415     Nova Corp.* ....................................    $    114,790
     2,300     Rollins, Inc.* .................................          36,081
     3,800     Sotheby's ......................................         110,675
     5,500     Stewart Enterprises, Inc. ......................          29,734
                                                                   ------------
                                                                        291,280
                                                                   ------------
Miscellaneous (0.61%)
     5,700     Apollo Group, Inc.* ............................         125,044
     6,226     Quintiles Transnational, Inc.* .................         222,969
                                                                   ------------
                                                                        348,013
                                                                   ------------

               Total Service ..................................       2,030,921
                                                                   ------------
Transportation (2.44%)
Air Transportation (0.49%)
     2,600     Airbourne Freight Corp. ........................          65,488
     1,700     Alaska Airgroup, Inc.* .........................          73,525
     3,743     Comair Holdings, Inc. ..........................          79,071
     3,000     Swift Transportation Co.* ......................          62,438
                                                                   ------------
                                                                        280,522
                                                                   ------------
Railroad (0.50%)
     3,100     Gatx Corp. .....................................         103,463
     3,300     Ogden Corp. ....................................          75,075
     6,410     Whitman Corp.* .................................         106,967
                                                                   ------------
                                                                        285,505
                                                                   ------------
Trucking (0.28%)
     1,400     Arnold Inds., Inc. .............................          19,950
     2,700     CNF Transportation* ............................         105,131
     2,500     Hunt (J.B.)* ...................................          37,031
                                                                   ------------
                                                                        162,112
                                                                   ------------
Miscellaneous (1.17%)
     9,600     Harley Davidson ................................         523,200
     1,900     Overseas Shipholding Grp .......................          26,481
     5,624     U.S. Foodservice, Inc.* ........................         117,050
                                                                   ------------
                                                                        666,731
                                                                   ------------

               Total Transportation ...........................       1,394,870
                                                                   ------------

Manufacturing (9.40%)
Consumer Durable (0.62%)
    12,000     Leggett & Platt* ...............................         265,500
     2,200     Suiza Foods Corp.* .............................          70,125
                                                                   ------------
                                                                        335,625
                                                                   ------------
Building & Housing (0.21%)
     2,374     Southdown, Inc. ................................         119,887
                                                                   ------------
Chemical (2.30%)
     4,100     Airgas, Inc.* ..................................          53,813
     3,600     Albemarle Corp.* ...............................          62,325
     4,300     Cabot Corp. ....................................          99,169
     4,267     Crompton & Knowles Corp. .......................          74,673
     2,900     Cytec Inds.* ...................................          67,606
     1,300     Dexter Corp.* ..................................          47,369
     5,200     Ethyl Corp. ....................................          27,625
     2,300     Ferro Corp. ....................................          55,200
       800     Fuller (H.B.) Corp. ............................          48,200
     2,400     Georgia Gulf Corp.* ............................          43,650
     7,000     IMC Global, Inc.* ..............................         111,563
     6,200     Iowa Beef Processing ...........................         142,213
     3,600     Lubrizol Corp. .................................          91,350

Chemical (Continued)
     7,000     Lyondell Petrochemical .........................    $    101,938
       500     NCH Corp. ......................................          22,250
     5,718     RPM, Inc. Ohio .................................          76,121
     2,400     Schulman (A.), Inc.* ...........................          43,050
     7,318     Solutia, Inc.* .................................         146,360
                                                                   ------------
                                                                      1,314,475
                                                                   ------------
Diversified (0.27%)
     1,000     Nordson Corp. ..................................          49,156
     3,200     Olin Corp.* ....................................          45,400
     3,800     Witco Corp. ....................................          61,513
                                                                   ------------
                                                                        156,069
                                                                   ------------
Capital Good (0.25%)
     3,200     Harsco Corp. ...................................          88,600
     1,600     Kennametal, Inc. ...............................          42,400
     1,400     Magnetek, Inc.* ................................          12,950
                                                                   ------------
                                                                        143,950
                                                                   ------------
Paper & Forest Product (1.27%)
     3,600     Bowater, Inc.* .................................         193,050
     1,300     Chesapeake Corp.* ..............................          43,956
     6,000     Consolidated Papers ............................         159,750
     5,550     Georgia Pac Co. Timber* ........................         133,547
     3,400     Longview Fibre Co. .............................          43,988
     2,200     Pentair, Inc. ..................................         100,100
     3,742     Wausau Paper Mills Co. .........................          51,453
                                                                   ------------
                                                                        725,844
                                                                   ------------
Metal & Minerals (0.49%)
     3,400     AK Steel Holding Corp. .........................          71,400
     1,200     Carpenter Technology ...........................          27,450
     3,175     Hanna (M.A.) Co. ...............................          43,458
       400     Maxxam, Inc.* ..................................          22,850
     1,500     Minerals Technology, Inc. ......................          74,250
     1,600     Oregon Steel Mills, Inc. .......................          17,500
     1,258     Ryerson Tull, Inc.* ............................          23,823
                                                                   ------------
                                                                        280,731
                                                                   ------------
Container (0.31%)
       600     Cleveland Cliffs Corp. .........................          19,238
     6,762     Sonoco Products, Inc. ..........................         160,598
                                                                   ------------
                                                                        179,836
                                                                   ------------
Computer (2.09%)
     5,200     Citrix Systems, Inc.* ..........................         296,400
     4,059     Comverse Technology* ...........................         316,602
     4,800     Legato Systems, Inc.* ..........................         206,700
    10,530     Quantum Corp.* .................................         192,831
     2,600     Sequent Computer Sys* ..........................          45,825
     6,548     Storage Technology Corp.* ......................         137,508
                                                                   ------------
                                                                      1,195,866
                                                                   ------------
Non-Ferrous Metal (0.27%)
     3,400     Federal Mogul Corp. ............................         155,125
                                                                   ------------
Miscellaneous (1.32%)
     4,400     American Standard Co.* .........................         180,400
     4,060     Hillenbrand Industries* ........................         115,710
     7,170     International Game Tech ........................         125,475
     1,800     Kaydon Corp.* ..................................          55,238
     3,800     Waters Corp.* ..................................         250,563
     2,200     Wellman, Inc.* .................................          36,988
                                                                   ------------
                                                                        764,374
                                                                   ------------

               Total Manufacturing ............................       5,371,782
                                                                   ------------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Technology (19.34%)
Office Equipment (0.21%)
     4,500     Diebold ........................................    $    119,813
                                                                   ------------
Electronic (1.92%)
     5,574     Arrow Electronics, Inc.* .......................         110,783
     2,260     Avnet, Inc.* ...................................         100,005
     3,000     Litton Inds.* ..................................         192,000
     3,492     Sanmina Corp.* .................................         261,900
     3,854     SCI Systems, Inc.* .............................         191,977
     4,900     Sensormatic Elect. Corp. .......................          57,269
     5,250     Symbol Technologies, Inc. ......................         182,766
                                                                   ------------
                                                                      1,096,700
                                                                   ------------
Biotechnology (2.99%)
     1,900     Beckman Coulter, Inc.* .........................          90,013
     9,600     Biogen, Inc.* ..................................         736,800
     4,500     Centocor, Inc.* ................................         269,438
    11,212     Chiron Corp.* ..................................         360,186
     4,500     Genzyme Corp.* .................................         253,969
                                                                   ------------
                                                                      1,710,406
                                                                   ------------
Software (4.11%)
    14,340     Cadence Design System, Inc.* ...................         195,383
     3,700     Cambridge Tech Partners* .......................          50,644
     3,600     Electronic Arts* ...............................         247,050
    10,100     Informix Corp.* ................................          73,541
     3,700     Intuit, Inc.* ..................................         331,381
     5,400     Reynolds & Reynolds Cl. A ......................         118,125
     5,500     Siebel Systems, Inc.* ..........................         377,781
     5,666     Sterling Commerce, Inc.* .......................         108,362
     4,934     Sterling Software, Inc.* .......................          99,297
     3,000     Symantec Corp.* ................................          90,000
     1,800     Transaction SystemArch* ........................          52,988
    10,200     Veritas Software Corp.* ........................         604,350
                                                                   ------------
                                                                      2,348,902
                                                                   ------------
Business-Mechanics & Software (1.20%)
     4,800     Borders Group* .................................          63,900
     1,525     Granite Construction, Inc.* ....................          38,125
     2,600     Imation Corp.* .................................          73,288
     7,981     Network Associates, Inc.* ......................         134,679
     5,300     Rational Software Corp.* .......................         143,431
     4,109     Synopsys, Inc.* ................................         229,847
                                                                   ------------
                                                                        683,270
                                                                   ------------
Business-Service (0.47%)
     3,100     Affiliated Computer Svcs.* .....................         132,525
     2,300     Policy Mgmt. Systems Corp.* ....................          70,294
     3,200     Sylvan Learning Sys, Inc.* .....................          63,600
                                                                   ------------
                                                                        266,419
                                                                   ------------
Semiconductor (6.02%)
    12,900     Altera Corp.* ..................................         543,413
     6,400     Atmel Corp.* ...................................         251,600
     4,900     Cypress Semiconductor* .........................         113,313
     9,800     Linear Technology Corp. ........................         616,788
     8,100     Maxim Integrated Prod.* ........................         545,231
     3,673     Microchip Tech* ................................         201,097
     2,200     QLogic Corp.* ..................................         191,538
     4,544     Vitesse Semiconductor* .........................         308,992
     9,600     Xilinx, Inc.* ..................................         671,400
                                                                   ------------
                                                                      3,443,372
                                                                   ------------
Telecommunications (0.38%)
       270     ADC Telecom., Inc.* ............................    $     10,007
     2,600     Adtran, Inc.* ..................................          99,125
     3,200     Comsat Corp. ...................................         111,200
                                                                   ------------
                                                                        220,332
                                                                   ------------
Aerospace Aircraft (0.26%)
     4,306     Meritor Automative, Inc.* ......................          93,925
     1,550     Precision Castparts ............................          55,025
                                                                   ------------
                                                                        148,950
                                                                   ------------
Telecom Equipment (0.25%)
     2,100     Cordant Technologies, Inc. .....................          86,888
     2,600     Gencorp, Inc. ..................................          55,900
                                                                   ------------
                                                                        142,788
                                                                   ------------
Miscellaneous (1.53%)
    12,200     Amer. Pwr. Conversion Corp.* ...................         214,263
    10,333     Analog Devices* ................................         532,150
     4,270     Keane, Inc.* ...................................          92,339
     4,200     Mentor Graphics ................................          37,669
                                                                   ------------
                                                                        876,421
                                                                   ------------

               Total Technology ...............................      11,057,373
                                                                   ------------
Energy (5.85%)
Oil & Gas-Domestic (2.66%)
     4,290     Devon Energy Corp.* ............................         165,701
     7,422     El Paso Natural Gas* ...........................         271,367
     3,000     Murphy Oil Corp. ...............................         152,250
     2,200     National Fuel Gas Co. ..........................         103,538
    10,319     Ocean Energy, Inc.* ............................         104,480
     3,394     Pennzoil-Quaker State Co.* .....................          47,092
     6,200     Pioneer Natural Resources* .....................          70,525
     5,500     Questar ........................................         103,813
    11,121     Santa Fe Synder Corp.* .........................         108,430
     9,800     Tosco Corp. ....................................         249,900
     5,500     Ultramar Diamond Shamrock* .....................         143,688
                                                                   ------------
                                                                      1,520,784
                                                                   ------------
Oil & Gas Service (2.54%)
     4,800     BJ Services* ...................................         164,400
     9,000     Ensco Intl., Inc. ..............................         191,813
    11,100     Global Marine, Inc.* ...........................         197,025
     5,800     Nabors Industries* .............................         156,600
     2,700     Smith Int'l., Inc.* ............................         126,056
     3,900     Tidewater, Inc. ................................         126,750
     6,500     Transocean Offshore, Inc. ......................         221,000
     4,100     Varco Intl., Inc.* .............................          50,738
     6,056     Weatherford Int'l.* ............................         215,745
                                                                   ------------
                                                                      1,450,127
                                                                   ------------
Natural Gas (0.47%)
     4,246     K N Energy, Inc. ...............................          86,512
     6,566     RJ Reynolds Holdings* ..........................         180,155
                                                                   ------------
                                                                        266,667
                                                                   ------------
Miscellaneous (0.18%)
       500     Sequa Corp.* ...................................          33,813
     3,400     Valero Energy Corp. ............................          72,210
                                                                   ------------
                                                                        106,023
                                                                   ------------

               Total Energy ...................................       3,343,601
                                                                   ------------

Total Common Stock (cost $45,985,251) .........................      52,645,964
                                                                   ------------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

    Par
   Value                                                               Value
   -----                                                               -----
Short-Term Investments (7.74%)
               United States Treasury Bills
$  500,000     4.538% 09/16/99(b) .............................    $    499,054
 2,000,000     4.610% 12/16/99 ................................       1,971,733
 1,955,845     Firstar Institutional Money Market Fund ........       1,955,845
                                                                   ------------
               Total Short-Term Investments (Cost $4,426,632) .       4,426,632
                                                                   ------------
               Total Investments (Cost $50,411,883)(99.84%)....      57,072,596
               Other Net Assets (0.16%) .......................          91,412
                                                                   ------------
                 Net Assets (100.00%) .........................    $ 57,164,008

                                                                   ============
----------------
*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $50,411,883. At August 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $ 12,471,901
               Unrealized depreciation ........................      (5,811,188)
                                                                   ------------
                 Net unrealized appreciation ..................    $  6,660,713
                                                                   ============

(b) At August 31, 1999, certain United States Treasury Bills with a market value of $269,414 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1999 (Contracts-$500 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
             S&P MidCap 400 Index:
               22/September 99/Long ...........................    $   (190,673)
                                                                   ------------

                 See accompanying notes to financial statements

                            S&P SMALLCAP INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Common Stock (79.33%)
Capital Goods (5.35%)
Production (0.30%)
       490     Gardner Denver, Inc. ...........................    $      9,402
       548     Graco, Inc. ....................................          18,461
       340     Republic Group .................................           5,419
                                                                   ------------
                                                                         33,282
                                                                   ------------
Machinery - Agricult & Const (0.41%)
       470     Astec Industries Inc.* .........................          15,921
       469     Lindsay Manufacturing Co.* .....................           8,032
     1,200     Mascotec, Inc. .................................          20,700
                                                                   ------------
                                                                         44,653
                                                                   ------------
Machinery-Industrial (1.05%)
       623     Applied Industrial Tech ........................           9,384
       697     BMC Industries, Inc. ...........................           8,582
     1,000     JLG Industries, Inc. ...........................          17,750
       500     Lawson Products ................................          11,500
     1,275     PAXAR Corp.* ...................................          11,077
       356     Robbins & Myers ................................           8,366
       500     Specialty Equipment Co. ........................          11,531
       444     Technitrol .....................................          15,540
     1,076     Vicor Corp.* ...................................          20,780
                                                                   ------------
                                                                        114,510
                                                                   ------------
Pollution Control (0.10%)
       372     Ionics, Inc.* ..................................          10,881
                                                                   ------------
Engineering & Construction (0.87%)
       525     CDI Corp.* .....................................          15,816
       538     Lone Star Industries ...........................          18,494
       657     Manitowoc Company, Inc. ........................          24,350
     1,303     Morrison Knudson Corp.* ........................          14,007
       600     Polaris Industries, Inc. .......................          21,563
                                                                   ------------
                                                                         94,230
                                                                   ------------
Electrical Equipment (2.27%)
       381     Adaptive Broadband Corp. .......................          12,144
       694     Belden, Inc. ...................................          16,266
       320     Benchmark Elec., Inc. ..........................          11,780
       770     Cable Design Tech.* ............................          16,218
       788     CTS Corp. ......................................          37,529
       600     Dycom Industries ...............................          18,525
       310     Harmon Industries Inc. .........................           5,386
     1,394     Intl. Rectifier Corp.* .........................          22,478
       495     Marshall Industries* ...........................          18,160
       492     Oak Industries, Inc.* ..........................          15,437
       762     Pioneer Standard Elec ..........................          10,763
       453     Plexus Corp.* ..................................          13,477
       400     Service Experts, Inc. ..........................           4,500
       800     SLI, Inc. ......................................          19,600
       757     Trimble Navigation Ltd.* .......................           8,564
       750     Varian Medical Systems, Inc. ...................          16,219
                                                                   ------------
                                                                        247,046
                                                                   ------------
Transportation Equipment (0.16%)
       739     Halter Marine Group, Inc.* .....................           3,926
       622     Wabash Natl. Corp. .............................          13,062
                                                                   ------------
                                                                         16,988
                                                                   ------------
Conglomerate (0.10%)
       560     Scott Technolgies, Inc. ........................    $     10,623
                                                                   ------------
Waste Management (0.09%)
       400     URS Corp. ......................................           9,900
                                                                   ------------

               Total Capital Goods ............................         582,113
                                                                   ------------
Consumer Cyclical (8.07%)
Optical Photo Equipment (0.07%)
     1,086     X-Rite, Inc. ...................................           7,398
                                                                   ------------
Housing (0.82%)
     1,000     Linens 'N Things* ..............................          34,250
       480     MDC Holdings, Inc. .............................           9,030
     1,170     Oakwood Homes Corp. ............................           7,093
       535     The Ryland Group, Inc. .........................          12,873
       280     Skyline Corp. ..................................           7,770
       887     Toll Bros, Inc.* ...............................          17,962
                                                                   ------------
                                                                         88,978
                                                                   ------------
Building Material (0.76%)
       520     ABM Industries, Inc. ...........................          11,960
       990     Apogee Enterprises, Inc. .......................           8,168
       495     Elcor Co. ......................................           9,529
       736     Geon Co. .......................................          21,988
     1,012     Justin Industries, Inc. ........................          14,453
       512     Texas Industries, Inc. .........................          16,384
                                                                   ------------
                                                                         82,482
                                                                   ------------
Auto & Truck (0.57%)
     1,011     Applied Power, Inc. CL A .......................          30,962
       400     Coachman Industries, Inc. ......................           6,325
       470     Reliance Steel & Alum ..........................          15,569
       535     Wynn's Int'l., Inc. ............................           9,630
                                                                   ------------
                                                                         62,486
                                                                   ------------
Auto Part (1.16%)
       505     A.O. Smith Corp. ...............................          13,698
       628     Cheesecake Factory .............................          18,997
       764     Clarcor, Inc. ..................................          13,704
     1,786     Gentex Corp.* ..................................          34,157
       574     O'Reilly Automotive, Inc.* .....................          21,956
     1,200     Tower Automotive ...............................          24,000
                                                                   ------------
                                                                        126,512
                                                                   ------------
Mobile Home (0.23%)
       360     Thor Industries, Inc. ..........................           9,675
       660     Winnebago Industries ...........................          15,799
                                                                   ------------
                                                                         25,474
                                                                   ------------
Appliance  (0.28%)
     1,451     Fedders Corp. ..................................           9,432
     1,350     Interface, Inc. ................................          11,728
       230     National Presto Industries .....................           8,999
                                                                   ------------
                                                                         30,159
                                                                   ------------
Household Product (0.85%)
       880     Aptargroup, Inc. ...............................          22,660
       500     Department 56, Inc. ............................          14,000
     1,434     Williams-Sonoma, Inc.* .........................          55,926
                                                                   ------------
                                                                         92,586
                                                                   ------------

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Textile & Apparel (1.19%)
       777     Authentic Fitness Corp. ........................    $     13,452
       711     Brown Group ....................................          12,354
       470     Cascade Natural Gas Corp. ......................           8,607
       532     G & K Services, Inc.-CL A ......................          22,111
       831     Griffon Corp.* .................................           5,921
       541     Jo-Ann Stores, Inc.-CL A .......................           7,405
       663     Kellwood Co. ...................................          15,829
     1,012     Nautica Enterprises, Inc.* .....................          13,599
       530     Oshkosh B Gosh .................................           8,546
       346     Oxford Industries, Inc. ........................           7,482
       374     Pillowtex Corp. ................................           4,091
       600     Quicksilver, Inc.* .............................          10,350
                                                                   ------------
                                                                        129,747
                                                                   ------------
Shoes (0.68%)
       707     Footstar, Inc.* ................................          22,978
       750     Pacific Sunwear of Cal .........................          17,438
       297     The Timberland Co.* ............................          21,347
     1,111     Wolverine World Wide, Inc. .....................          12,568
                                                                   ------------
                                                                         74,331
                                                                   ------------
Retail - General (1.23%)
       600     Ames Department Stores .........................          17,625
       898     Cato Corp-New CL A .............................          12,067
       565     Discount Auto Parts, Inc.* .....................          10,806
       556     The Dress Barn, Inc.* ..........................           8,375
       816     Michaels Stores, Inc.* .........................          25,041
     2,545     Pier 1 Imports, Inc. ...........................          13,838
       760     Shopko Stores, Inc.* ...........................          21,755
     1,116     Stein Mart, Inc.* ..............................           7,742
       439     The Toro Co. ...................................          16,133
                                                                   ------------
                                                                        133,382
                                                                   ------------
Lodging (0.23%)
       975     Marcus Corp. ...................................          11,639
     1,431     Prime Hospitality Corp.* .......................          13,326
                                                                   ------------
                                                                         24,965
                                                                   ------------

               Total Consumer Cyclical ........................         878,500
                                                                   ------------
Consumer Non-Durable (17.42%)
Health Care (2.02%)
       709     Ballard Medical Products .......................          17,371
       733     Bindley Western Inds ...........................          12,278
     1,084     Bio-Technology General* ........................          11,043
       400     Cooper Co.* ....................................           9,575
       490     Datascope Corp.* ...............................          15,313
       420     Diagnostic Products Corp. ......................          10,920
       710     Immune Response Corp. ..........................           3,972
       730     Invacare Corp. .................................          13,642
       380     Maxxim Medical, Inc. ...........................           9,358
       581     Mentor Corp. ...................................          13,581
     1,813     NBTY, Inc.* ....................................          14,731
     1,201     Orthodontic Centers of Am* .....................          19,516
       881     Owens & Minor Hldg. Co. ........................           9,746
     2,121     Phycor, Inc.* ..................................           8,617
       474     Priority Healthcare Corp. B ....................          13,331

Health Care (Continued)
       808     U.S. Bioscience, Inc.* .........................    $      9,343
       475     Vital Signs, Inc. ..............................           9,530
       300     Xomed Surgical Products ........................          17,644
                                                                   ------------
                                                                        219,511
                                                                   ------------
Consumer Product (0.47%)
       485     Harman Int'l ...................................          20,613
       555     Juno Lightning, Inc. ...........................           6,764
       646     Russ Berrie & Co., Inc. ........................          15,141
       572     Sola Int'l.* ...................................           9,081
                                                                   ------------
                                                                         51,599
                                                                   ------------
Food, Beverage & Tobacco (2.66%)
     1,752     Chiquita Brands Int'l ..........................          11,607
       273     Coca-Coca Bottling .............................          15,732
       670     Consolidated Products ..........................           9,715
       922     Corn Products Intl.* ...........................          30,023
       350     Curative Health Services* ......................           1,925
       866     Dimon, Inc. ....................................           3,735
     1,122     Earthgrains Co. ................................          27,068
     1,103     Fleming Co., Inc. ..............................          13,305
       700     Instituform Tech. CL A .........................          14,525
       280     J&J Snack Foods ................................           5,880
       500     Nash-Finch Co. .................................           4,531
       561     Natures Sunshine Prod., Inc. ...................           5,470
       648     NSTAR ..........................................          28,024
       400     Performance Food Group .........................          10,413
       800     Ralcorp Holdings, Inc.* ........................          13,100
       670     Richfood Holdings, Inc. ........................          12,269
       413     Schweitzer-Mauduit, Inc. .......................           5,601
       936     Smithfield Foods, Inc.* ........................          27,495
       737     Titan Intl., Inc. ..............................           8,199
       820     Triarc Co.* ....................................          17,220
       654     Whole Foods Market, Inc.* ......................          23,503
                                                                   ------------
                                                                        289,340
                                                                   ------------
Retail - Food and Drugs (0.20%)
     1,404     Casey's General Stores .........................          18,779
       832     The Sports Authority, Inc.* ....................           3,016
                                                                   ------------
                                                                         21,795
                                                                   ------------
Communications & Media (1.60%)
       610     Advo, Inc.* ....................................          11,971
       340     CPI Corp. ......................................          11,050
       253     GC Cos.* .......................................           8,476
     1,128     Ha-Lo Industries, Inc.* ........................           6,839
       700     Information Resources ..........................           7,613
       482     Metro Networks, Inc.* ..........................          27,474
     1,428     Valassis Communication* ........................          62,475
       410     Volt Info Sciences, Inc.* ......................           9,866
       732     Westwood One, Inc.* ............................          28,091
                                                                   ------------
                                                                        173,855
                                                                   ------------
Entertainment & Leisure (0.93%)
       400     Action Performance Cos., Inc. ..................           9,875
       300     Anchor Gaming ..................................          14,578
     1,243     Aztar Corp.* ...................................          11,420
       430     Carmike Cinemas, Inc.* .........................           5,805
       600     Family Golf Centers, Inc.* .....................             750

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Entertainment & Leisure (Continued)
     1,084     Foodmaker, Inc.* ...............................    $     25,000
       865     Hollywood Park, Inc.* ..........................          14,651
       675     Incyte Pharmaceuticals .........................          19,153
                                                                   ------------
                                                                        101,232
                                                                   ------------
Apparel (1.05%)
       689     Ann Taylor* ....................................          22,823
       750     Fossil, Inc. ...................................          23,391
       800     Goody's Family Clothing* .......................           7,375
       752     Guilford Mills, Inc. ...........................           7,097
       668     Gymboree Corp.* ................................           3,465
     1,673     Hartmax Corp.* .................................           6,901
       814     Just For Feet, Inc.* ...........................           3,307
       860     Mens Wearhouse, Inc.* ..........................          17,738
     1,141     Phillips Van Heusen Corp. ......................           9,699
     1,396     Stride Rite Corp. ..............................          12,128
                                                                   ------------
                                                                        113,924
                                                                   ------------
Drugs (2.07%)
       550     Barr Laboratories, Inc. ........................          18,975
       734     Cor Therapeutics, Inc.* ........................          16,010
       582     Cygnus, Inc.* ..................................           6,802
     1,300     Dura Pharmaceuticals, Inc. .....................          17,306
       500     IDC Pharmaceuticals Corp. ......................          63,531
     1,083     Jones Pharmaceuticals, Inc. ....................          29,309
     1,016     Liposome Co., Inc.* ............................          20,034
       751     N. American Vaccine, Inc.* .....................           5,257
       624     Parexel Int'l. Corp.* ..........................           6,162
       854     Roberts Pharm.* ................................          22,898
       669     Vertex Pharm., Inc.* ...........................          18,565
                                                                   ------------
                                                                        224,849
                                                                   ------------
Hospital Supply & Service (1.22%)
       500     ADAC Laboratories* .............................           2,938
       650     Coherent, Inc.* ................................          12,309
     1,028     Idexx Laboratories, Inc.* ......................          17,476
       552     NCS Healthcare, Inc.* ..........................           2,001
       851     Patterson Dental Co.* ..........................          34,891
       390     Pediatrix Med. Grp., Inc.* .....................           5,826
     1,035     Renal Care Group, Inc.* ........................          19,794
       852     Respironics* ...................................           8,467
     1,330     Safeskin Corp.* ................................          10,557
       899     Sunrise Medical* ...............................           6,293
     1,009     Tech. Solutions, Inc.* .........................          12,108
                                                                   ------------
                                                                        132,660
                                                                   ------------
Liquor (0.21%)
       387     Canadaigua Wine Co., Inc.* .....................          22,398
                                                                   ------------
Printing & Publishing (0.15%)
     1,002     Bowne & Co., Inc. ..............................          13,903
       600     Gibson Greetings, Inc.* ........................           2,363
                                                                   ------------
                                                                         16,266
                                                                   ------------
Restaurant (1.35%)
       751     Applebee's Int'l., Inc. ........................          23,328
       764     CEC Entertainment, Inc.* .......................          21,283
     1,285     CKE Restaurants, Inc. ..........................          10,360
       582     IHOP Corp.* ....................................          13,095

Restaurant (Continued)
       764     Landry's Seafood Rest.* ........................    $      6,494
       879     Luby's Cafeterias, Inc. ........................          11,757
       500     Michael Foods, Inc. ............................          13,844
     1,004     Ruby Tuesday, Inc. .............................          18,198
     1,141     Ryan's Family Steak House* .....................          11,053
       572     Sonic Corp.* ...................................          17,518
                                                                   ------------
                                                                        146,930
                                                                   ------------
Business Service (1.93%)
       652     BISYS Group, Inc.* .............................          30,970
       524     Catalina Marketing Corp.* ......................          47,553
     1,381     Ciber, Inc.* ...................................          25,290
     1,754     DeVry, Inc.* ...................................          36,615
       670     Harland, John H. Co. ...........................          13,316
       883     National Data Corp. ............................          33,775
       535     Pittson Srvs. - Burlington .....................           4,782
       550     Prepaid Legal Srvs., Inc.* .....................          17,634
                                                                   ------------
                                                                        209,935
                                                                   ------------
Office Product (0.12%)
       474     New England Bus. Srvc ..........................          13,391
                                                                   ------------
Health Care Service (1.30%)
     1,604     Coventry Health Care, Inc.* ....................          16,140
       846     Express Scripts, Inc.* .........................          56,999
     1,058     Genesis Health Ventures* .......................           2,711
       500     Hanger Orthopedic Group, Inc. ..................           6,875
     1,418     Integrated Health Srvs .........................           4,343
       726     Magellan Health Srvs., Inc.* ...................           6,625
       735     Sierra Health Srvs., Inc.* .....................           8,728
       820     Universal Hlth Srvs.-B* ........................          27,368
       400     Wesley Jessen Visioncare .......................          12,275
                                                                   ------------
                                                                        142,064
                                                                   ------------
Health & Beauty Aids (0.14%)
       832     Regis Corp. ....................................          15,912
                                                                   ------------

               Total Consumer Non-Durable .....................       1,895,661
                                                                   ------------
Banking & Financial Service (11.33%)
Bank & Bank Holding Co. (5.05%)
       700     BankNorth Group, Inc. ..........................          20,300
       580     Carolina First Corp. ...........................          12,688
       641     Centura Banks, Inc. ............................          29,686
       687     Chemfirst, Inc. ................................          17,519
       700     Chittenden Corp. ...............................          18,988
       659     Commerce Bank Corp. ............................          28,337
     1,200     Community First Bankshares .....................          24,638
     1,270     Cullen/Frost Bankshares ........................          33,179
       756     Firstbank Puerto Rico ..........................          15,593
       712     First Midwest Bancorp Inc./IL ..................          28,391
     2,338     Firstmerit Corp. ...............................          61,446
     1,076     Hudson United Bancorp ..........................          34,230
       317     JSB Financial, Inc. ............................          16,841
       600     MAF Bancorp, Inc. ..............................          12,750
       640     Premier Bancshares, Inc. .......................          10,680
       630     Provident Bankshares Corp. .....................          15,199

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Bank & Bank Holding Co. (Continued)
       450     Queens County Bancorp ..........................    $     12,375
       948     Riggs Natl Corp. ...............................          17,657
       560     Silicon Valley Bancshares* .....................          12,565
       877     St. Paul Bancorp ...............................          19,075
       657     Trustco Bank Corp. NY ..........................          19,546
       473     U.S. Trust Corp. ...............................          39,318
     1,000     United Bankshares, Inc. ........................          25,688
       596     Whitney Holding Co. ............................          22,499
                                                                   ------------
                                                                        549,188
                                                                   ------------
Savings & Loan (0.76%)
       400     Anchor Bancorp WI, Inc. ........................           6,650
     1,535     Commercial Federal Corp. .......................          35,689
       783     Downey Financial Corp. .........................          16,639
     1,000     Security Dynamics Tech., Inc. ..................          23,625
                                                                   ------------
                                                                         82,603
                                                                   ------------
Finance Companies (0.17%)
     1,212     Amresco, Inc.* .................................           8,105
       681     Pioneer Group, Inc. ............................          10,258
                                                                   ------------
                                                                         18,363
                                                                   ------------
Investment Companies  (1.83%)
       346     Dain Rauscher Corp. ............................          17,170
     1,030     Eaton Vance Corp. ..............................          31,415
       700     Hambrect & Quist Group .........................          26,731
     1,392     Legg Mason, Inc. ...............................          53,157
     1,245     Raymond James Fncl. Corp. ......................          24,355
       509     SEI Investments Co. ............................          46,796
                                                                   ------------
                                                                        199,624
                                                                   ------------
Insurance (1.96%)
       300     Blanch E. W. Holdings, Inc. ....................          19,875
       499     Delphi Financial Group, Inc.* ..................          17,707
     1,010     Enhance Fncl. Svcs. Grp ........................          20,705
       716     Fidelity National Fin., Inc. ...................          11,009
     1,674     Fremont General Corp. ..........................          16,635
       906     Frontier Insurance Group .......................          10,985
       429     Gallagher, Arthur J & Co. ......................          23,434
       971     Mutual Risk Mgmt., Ltd. ........................          26,703
       635     Orion Capital Corp. ............................          30,639
       737     Selective Insurance Group ......................          13,128
       418     Trenwick Group, Inc. ...........................           9,170
       600     Zenith Ntnl. Ins. Corp. ........................          12,938
                                                                   ------------
                                                                        212,928
                                                                   ------------
Real Estate (0.41%)
     1,497     First American Finl. Corp. .....................          22,268
       670     Macdermid, Inc. ................................          22,194
                                                                   ------------
                                                                         44,462
                                                                   ------------
Financial Service (1.15%)
     1,540     Americredit Corp.* .............................          19,731
       746     Capital Re Corp. ...............................           9,045
       792     Cash American Int'l., Inc. .....................           5,693
       500     Jefferies Group, Inc. ..........................          12,375
       510     Primark Corp.* .................................          12,814
       561     Radian Group, Inc. .............................          25,981
     1,050     Profit Recovery Group, Int'l ...................          39,926
                                                                   ------------
                                                                        125,565
                                                                   ------------

               Total Banking & Financial Service ..............       1,232,733
                                                                   ------------
Utility (3.31%)
Electric (1.05%)
       363     CILCORP, Inc. ..................................    $     23,391
       612     Eastern Utilities Assoc ........................          18,322
       500     Micrel, Inc. ...................................          38,313
       403     TNP Enterprises, Inc. ..........................          15,062
       375     United Illuminating Co. ........................          18,750
                                                                   ------------
                                                                        113,838
                                                                   ------------
Gas (1.15%)
       728     Atmos Energy Corp. .............................          18,246
       435     Central Hudson G&E .............................          18,379
       722     Piedmont Natural Gas, Inc. .....................          24,232
       514     Pool Energy Services Co.* ......................          13,557
       602     Public Service Co. of NC .......................          18,361
     1,192     Southwestern Energy Co. ........................          10,654
     1,496     Vintage Petroleum, Inc. ........................          21,412
                                                                   ------------
                                                                        124,841
                                                                   ------------
Telephone (0.30%)
       914     Billing Concepts Corp.* ........................           4,799
       946     Blount Int'l., Inc.-CL A .......................          28,380
                                                                   ------------
                                                                         33,179
                                                                   ------------
Water (0.67%)
       280     American States Water Co. ......................           9,870
       315     Aquarion Co. ...................................          11,340
     1,039     Philadelphia Suburban Corp. ....................          24,092
       847     UWR, Inc. ......................................          28,375
                                                                   ------------
                                                                         73,677
                                                                   ------------
Miscellaneous (0.14%)
       600     Northwestern Corp. .............................          14,850
                                                                   ------------

               Total Utility ..................................         360,385
                                                                   ------------
Service (3.48%)
Distributor (0.49%)
       300     Aviation Sales Co. .............................           9,300
       559     Hughes Supply, Inc. ............................          12,997
       774     Kent Electronics Corp.* ........................          13,110
       667     Microage* ......................................           2,105
       300     Syncor Int'l. Corp. ............................          10,800
       445     United Natural Foods, Inc. .....................           5,118
                                                                   ------------
                                                                         53,430
                                                                   ------------
Pollution Control (0.08%)
       530     IMCO Recycling .................................           8,348
                                                                   ------------
Business (1.79%)
       600     Avid Tech, Inc.* ...............................           7,575
       420     Hilb, Rogal & Hamilton Co ......................          10,133
     1,894     Interim Services, Inc.* ........................          34,928
       480     Kroll-O'Gara Co. ...............................           9,210
     1,088     Labor Ready, Inc. ..............................          17,476
       400     Lason Holdings, Inc. ...........................          18,075
       820     Medquist, Inc. .................................          28,546
       900     Mercury Interactive Corp.* .....................          42,975
       450     Merrill Corp. ..................................           9,169
       800     Staffmark, Inc. ................................           7,775
       880     U.S. Oncology ..................................           9,020
                                                                   ------------
                                                                        194,882
                                                                   ------------

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Environmental Services (0.13%)
       875     Tetra Tech Inc. ................................    $     14,055
                                                                   ------------
Miscellaneous (0.99%)
       437     Bassett Furniture Inds., Inc. ..................           8,904
       769     Central Parking Corp. ..........................          24,704
       610     NFO Worldwide, Inc. ............................           8,006
       448     Stone & Webster, Inc. ..........................          11,508
       344     Tetra Technologies, Inc.* ......................           3,569
     1,138     True North Comms ...............................          37,483
       971     Tuboscope, Inc.* ...............................          14,140
                                                                   ------------
                                                                        108,314
                                                                   ------------

               Total Service ..................................         379,029
                                                                   ------------
Transportation (2.52%)
Air Transportation (0.88%)
       907     Air Express ....................................          22,165
       500     Alantic Coast Airline Hldgs ....................           9,938
       822     Comair Holdings, Inc. ..........................          17,365
     1,260     Expeditors Int'l. Wash, Inc. ...................          40,714
       820     Mesa Air Group Inc. ............................           5,638
                                                                   ------------
                                                                         95,820
                                                                   ------------
Trucking (1.37%)
       749     American Freightways Corp.* ....................          15,729
     1,107     Fritz Companies, Inc.* .........................          12,592
       810     Heartland Express, Inc.* .......................          12,049
       295     Landstar* ......................................          10,915
       409     M S Carriers, Inc.* ............................          11,657
     1,489     Rollins Truck Leasing ..........................          15,448
       675     US Freightways Corp. ...........................          32,738
     1,263     Werner Enterprises, Inc. .......................          26,720
       716     Yellow Corp.* ..................................          11,367
                                                                   ------------
                                                                        149,215
                                                                   ------------
Miscellaneous (0.27%)
       723     AAR Corp. ......................................          15,454
       691     Kirby Corp.* ...................................          13,820
                                                                   ------------
                                                                         29,274
                                                                   ------------

               Total Transportation ...........................         274,309
                                                                   ------------
Manufacturing (12.87%)
Consumer Durable (1.26%)
     1,095     Ethan Allen Interiors, Inc. ....................          31,960
       683     Intermet Corp. .................................           7,876
       429     K2, Inc. .......................................           3,915
     1,518     La-Z-Boy Chair Co. .............................          33,301
       530     Scotts Company Class A* ........................          21,034
       300     Simpson Mfg ....................................          15,450
       390     Standard Motor Products ........................           8,775
       703     Sturm Ruger & Co., Inc. ........................           6,766
       440     Thomas Industries, Inc. ........................           8,553
                                                                   ------------
                                                                        137,630
                                                                   ------------
Building & Housing (0.74%)
       323     Butler Manufacturing ...........................           8,983
                                                                   ------------
Building & Housing (Continued)
     1,136     Champion Enterprises, Inc.* ....................    $      9,656
     1,350     D.R. Horton, Inc. ..............................          19,659
       500     Florida Rock Inds ..............................          19,969
       923     Standard Pacific Corp. .........................          10,326
       400     U.S. Home Corp.* ...............................          12,000
                                                                   ------------
                                                                         80,593
                                                                   ------------
Chemical (1.61%)
       616     Brady Corp. ....................................          18,480
       670     Cambrex Corp. ..................................          18,006
       341     Chemed Corp. ...................................          10,358
       800     IDEX Corp. .....................................          23,650
       738     Lilly Industries, Inc. .........................          11,716
       350     McWhorter Tech. Inc. ...........................           5,906
       821     Mississippi Chem. Corp. ........................           6,209
       592     OM Group, Inc. .................................          23,310
       989     Regeneron Pharm.* ..............................           9,396
       690     Simpson Industries .............................           8,625
       636     Skywest, Inc. ..................................          12,800
       862     Susquehanna Bankshares, Inc. ...................          14,331
       496     W D-40 Co. .....................................          12,152
                                                                   ------------
                                                                        174,939
                                                                   ------------
Diversified (0.67%)
     1,068     Kemet Corp.* ...................................          27,568
       637     Kulicke & Soffa Ind.* ..........................          13,098
       346     SPS Technologies, Inc.* ........................          13,559
       537     Standard Products, Inc. ........................          18,594
                                                                   ------------
                                                                         72,819
                                                                   ------------
Capital Good (0.41%)
       582     Barnes Group, Inc. .............................          11,531
       454     Standex Int'l. Corp. ...........................          10,385
     1,023     Tredegar Industries, Inc. ......................          22,250
                                                                   ------------
                                                                         44,166
                                                                   ------------
Paper & Forest Product (0.61%)
     1,014     Buckeye Tech, Inc.* ............................          16,097
       604     Caraustar Industries ...........................          13,703
       981     Pope & Talbot, Inc. ............................          11,956
       499     TJ Int'l., Inc. ................................          14,533
       601     Universal Forest Products ......................          10,330
                                                                   ------------
                                                                         66,619
                                                                   ------------
Metal & Mineral (1.74%)
       330     AMCAST Ind .....................................           5,239
       933     AMCOL Int'l. Corp. .............................          13,529
       926     Baldor Electric Co. ............................          16,437
       600     Brush Wellman, Inc. ............................          10,200
       519     Castle (A.M.) & Co. ............................           7,655
       570     Commercial Metals Co. ..........................          17,456
     2,118     Helca Mining Co.* ..............................           5,295
       578     Myers Industries, Inc. .........................          11,839
     1,119     Pogo Producing Co. .............................          23,359
       910     Stillwater Mining Co.* .........................          20,077
     1,109     UST Corp. ......................................          33,686
       707     Valmont Industries .............................          11,224
       710     WHX Corp. ......................................           6,257

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Metal & Mineral (Continued)
       459     Wolverine Tube, Inc.* ..........................    $      7,057
                                                                   ------------
                                                                        189,310
                                                                   ------------
Container (0.11%)
       823     Shorewood Packaging Corp.* .....................          12,139
                                                                   ------------
Computer (2.67%)
       820     Alpha Inds .....................................          46,689
       500     Apex, Inc. .....................................          16,594
       997     C Cube Microsystems* ...........................          27,729
       470     DBT Online, Inc. ...............................          14,129
     1,077     Epicor Software Corp. ..........................           4,039
       765     Factset Research Sys., Inc. ....................          35,429
       691     Gerber Scientific, Inc. ........................          14,122
       370     Hadco Corp.* ...................................          15,378
       750     Intervoice, Inc. ...............................          10,313
     1,459     Komag, Inc.* ...................................           4,651
       375     Kronos, Inc.* ..................................          18,809
     1,000     Macromedia, Inc.* ..............................          39,625
     1,033     Methode Electronics CL A .......................          18,594
       743     Network Equip. Tech., Inc.* ....................           6,501
       300     QRS Corp. ......................................          14,438
       391     Telxon Corp. ...................................           3,275
                                                                   ------------
                                                                        290,315
                                                                   ------------
Non-Ferrous Metal (0.38%)
       398     Material Sciences* .............................           5,323
       998     Mueller Industries* ............................          30,938
       500     RTI Int'l. Metals ..............................           4,656
                                                                   ------------
                                                                         40,917
                                                                   ------------
Gold & Precious Metal (0.55%)
       734     Alpharma, Inc. Class A .........................          24,864
       563     Coeur D'Alene Mines* ...........................           2,569
       934     Zale Corp.* ....................................          32,398
                                                                   ------------
                                                                         59,831
                                                                   ------------
Miscellaneous (2.12%)
     1,141     Arctic Cat, Inc. ...............................          10,768
       759     Birmingham Steel Corp. .........................           5,550
       952     Delta & Pine Land Co. ..........................          26,954
       342     Electro Scientific Inds., Inc.* ................          13,680
       357     Innovex, Inc. ..................................           4,953
       440     Libbey, Inc. ...................................          13,475
       405     Lydall, Inc.* ..................................           4,379
       997     Midway Games, Inc.* ............................          13,086
     1,019     Novellus Systems, Inc.* ........................          54,962
       400     Plantronics, Inc. ..............................          20,250
       529     Quanex Corp. ...................................          13,754
       534     Regal-Beloit Corp. .............................          11,915
       788     Roper Industries, Inc. .........................          28,220
       665     Watsco, Inc. ...................................           9,310
                                                                   ------------
                                                                        231,256
                                                                   ------------

               Total Manufacturing ............................       1,400,534
                                                                   ------------
Technology (11.82%)
Office Equipment (0.07%)
       788     Filenet Corp.* .................................    $      8,176
                                                                   ------------
Electronic (2.03%)
     1,065     Applied Magnetics Co.* .........................           1,015
       688     BE Aerospace, Inc.* ............................          11,911
       945     Burr-Brown Corp.* ..............................          36,028
       310     C & D Technologies .............................           9,765
       964     Checkpoint Systems, Inc.* ......................           8,194
       640     Dionex Corp.* ..................................          25,480
       980     DSP Communications, Inc. .......................          23,030
       562     Etec Systems, Inc.* ............................          24,728
       383     Itron, Inc.* ...................................           2,585
       430     Micro Systems, Inc. ............................          14,513
       450     Progress Software Corp. ........................          13,781
     1,320     Read-Rite Corp.* ...............................           7,425
       441     Speedfam Int'l., Inc.* .........................           4,355
       593     Ultratech Stepper, Inc.* .......................           7,931
       733     Unitrode Corp.* ................................          29,961
                                                                   ------------
                                                                        220,702
                                                                   ------------
Bio-Technology (0.79%)
     1,086     Advanced Tissue Sciences* ......................           4,005
     1,094     Alliance Pharmaceutical* .......................           3,419
       600     Biomatrix ......................................          11,775
       861     Cephalon, Inc.* ................................          16,305
       834     Enzo Biochem, Inc.* ............................          19,234
       700     Organogenesis, Inc. ............................           5,600
       630     Pharm. Product Dev.* ...........................          12,758
       479     Protein Design Labs, Inc.* .....................          12,753
                                                                   ------------
                                                                         85,849
                                                                   ------------
Software (2.40%)
       600     Aspen Technology, Inc. .........................           5,138
       848     Cerner Corp.* ..................................          14,098
       600     Clarify, Inc.* .................................          26,400
     1,079     Cognex Corp.* ..................................          32,572
       540     Computer Task Group, Inc. ......................           9,045
       600     Dendrite Int'l. Inc. ...........................          24,975
     1,060     Harbinger Corp.* ...............................          12,720
       670     HNC Software* ..................................          24,371
       748     Inacom Corp. ...................................           7,293
       600     Insight Enterprises ............................          18,150
       714     Inter Tel, Inc. ................................          15,262
       700     Remedy Corp. ...................................          17,150
     1,082     System Software Assoc., Inc.* ..................           1,183
       652     Vantive Corp.* .................................           5,420
       800     Visio Corp.* ...................................          22,600
       620     Xircom, Inc.* ..................................          24,684
                                                                   ------------
                                                                        261,061
                                                                   ------------
Business - Mechanics & Software (1.93%)
       416     Analogic Corp. .................................          13,936
       598     Analysts Int'l. Corp. ..........................           7,998
     1,000     Artesyn Int'l. Corp. ...........................          21,938

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Business - Mechanics & Software (Continued)
     1,927     Axciom Corp.* ..................................    $     33,843
     1,229     Commscope, Inc.* ...............................          42,324
       345     Fair Issac & Co, Inc. ..........................           9,746
       503     Henry (Jack) & Assoc ...........................          16,348
       540     Hutchinson Technology* .........................          14,580
       775     Hyperion Software Corp.* .......................          11,867
     1,238     National Instruments Corp.* ....................          37,048
                                                                   ------------
                                                                        209,628
                                                                   ------------
Business - Service (1.49%)
     1,041     American Mgmt. Systems* ........................          29,799
     1,091     Anixter Int'l.* ................................          22,979
       339     Consolidated Graphics* .........................          14,323
       633     Franklin Covey Co.* ............................           4,906
       635     Helix Technology Corp. .........................          17,939
     1,300     Whitman-Hart* ..................................          34,206
       803     Zebra Tech CL A* ...............................          37,741
                                                                   ------------
                                                                        161,893
                                                                   ------------
Semiconductor (1.03%)
       709     Dallas Semiconductor Corp. .....................          35,805
       603     Lattice Semiconductor Corp.* ...................          37,160
       326     Park Electrochemical Corp. .....................           9,474
       649     Photronics, Inc.* ..............................          15,495
     1,426     S3, Inc.* ......................................          14,260
                                                                   ------------
                                                                        112,194
                                                                   ------------
Telecommunication (1.16%)
       701     Allen Telecom, Inc.* ...........................           5,915
     1,148     Aspect Telecom. Corp.* .........................          12,700
       400     Black Box Corp. ................................          18,350
     1,313     Brightpoint Inc.* ..............................           4,637
     1,693     Digital Microwave Corp.* .......................          23,173
     1,702     General Communication* .........................          10,372
     1,360     P Com, Inc.* ...................................           6,545
       984     Picturetel Corp.* ..............................           5,443
       500     Powerwave Technologies, Inc.* ..................          21,219
       381     Symmetricom, Inc.* .............................           3,405
      1329     Talk.com, Inc. .................................          13,705
       583     TCSI Corp.* ....................................             947
                                                                   ------------
                                                                        126,411
                                                                   ------------
Aerospace Aircraft (0.27%)
       670     Kaman Corp. ....................................           8,752
       953     Orbital Sciences Corp.* ........................          21,145
                                                                   ------------
                                                                         29,897
                                                                   ------------
Telecom Equipment (0.21%)
       310     Alliant Techsystems, Inc.* .....................          22,630
                                                                   ------------
Miscellaneous (0.44%)
       460     Electroglas, Inc.* .............................           8,855
       450     Eserline Technologies ..........................           7,369
       820     Ntnl. Computer Systems, Inc. ...................          31,980
                                                                   ------------
                                                                         48,204
                                                                   ------------

               Total Technology ...............................       1,286,645
                                                                   ------------
Energy (3.16%)
Oil & Gas - Domestic (1.79%)
       751     Barrett Resources Corp.* .......................    $     27,083
       711     Benton Oil & Gas* ..............................           1,822
       765     Cabot Oil & Gas Corp. ..........................          14,583
     1,212     Cross Timbers Oil Co. ..........................          14,999
       870     Energen Corp. ..................................          16,421
       482     HS Resources, Inc.* ............................           8,254
       488     New Jersey Resources ...........................          18,910
     1,032     Newfield Exploration Co. .......................          31,347
       547     Northwest Natural Gas ..........................          13,675
       395     Plains Resources, Inc.* ........................           7,554
       692     Southwest Gas ..................................          19,290
       400     Stone Energy Corp. .............................          21,300
                                                                   ------------
                                                                        195,238
                                                                   ------------
Oil & Gas - International (0.07%)
       303     St. Mary Land & Explor .........................           8,030
                                                                   ------------
Oil & Gas - Service (0.64%)
       762     Global Industrial Tech.* .......................           8,477
       688     Oceaneering Int'l.* ............................          13,803
       656     Offshore Logistics, Inc.* ......................           7,667
     1,142     Pride Petroleum Services* ......................          16,987
       300     Seacor Smit, Inc. ..............................          15,581
       687     Seitel, Inc.* ..................................           6,698
                                                                   ------------
                                                                         69,213
                                                                   ------------
Natural Gas (0.46%)
       280     Connecticut Energy Corp. .......................          10,465
       457     Pennsylvania Enterprises .......................          14,281
       804     Wicor, Inc. ....................................          23,517
                                                                   ------------
                                                                         48,263
                                                                   ------------
Miscellaneous (0.20%)
     1,146     General Semiconductor, Inc.* ...................          11,245
     1,437     Input/Output, Inc.* ............................          10,598
                                                                   ------------
                                                                         21,843
                                                                   ------------

               Total Energy ...................................         342,587
                                                                   ------------

               Total Common Stock (cost $9,132,205) ...........       8,632,496
                                                                   ------------

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

    Par
   Value                                                               Value
   -----                                                               -----
Short-Term Investments (20.67%)

               United States Treasury Bills
$1,400,000     4.538% 09/16/99(b) .............................    $  1,397,402
   400,000     4.610% 12/16/99 ................................         394,347
   457,168     Firstar Institutional Money Market Fund ........         457,168
                                                                   ------------
               Total Short-Term Investments (Cost $2,248,917) .       2,248,917
                                                                   ------------
               Total Investments (Cost $11,381,122)(100.00%) ..      10,881,413
               Other Net Assets (0.00%) .......................              18
                                                                   ------------
                 Net Assets (100.00%) .........................    $ 10,881,431
                                                                   ============
---------------
*    Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $11,381,122. At August 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $  1,267,462
               Unrealized depreciation ........................      (1,767,171)
                                                                   ------------
                 Net unrealized depreciation ..................    $   (499,709)
                                                                   ============

(b) At August 31, 1999, certain United States Treasury Bills with a market value of $199,566 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1999 (Contracts-$500 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
          Russell 2000 Stock Index:
               10/Sept. 99/Long ...............................    $   (132,139)
                                                                   ============

                 See accompanying notes to financial statements

                               EQUITY INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK (73.82%)
Capital Good (5.44%)
Production (0.83%)
     2,000     Caterpillar, Inc. ..............................    $    113,250
                                                                   ------------
Electrical Equipment (4.61%)
     1,500     Emerson Electric Co. ...........................          93,938
     3,700     General Electric ...............................         415,556
     1,800     Johnson Controls ...............................         123,075
                                                                   ------------
                                                                        632,569
                                                                   ------------

               Total Capital Good .............................         745,819
                                                                   ------------
Consumer Cyclical (4.60%)
Auto & Truck (1.81%)
       800     Dana ...........................................          34,850
     2,640     Ford Motor Co. .................................         137,610
     1,150     General Motors Corp. ...........................          76,044
                                                                   ------------
                                                                        248,504
                                                                   ------------
Tire & Rubber (1.30%)
     4,500     Cooper Tire & Rubber Co. .......................          85,500
     2,500     BF Goodrich & Co. ..............................          92,344
                                                                   ------------
                                                                        177,844
                                                                   ------------
Appliance (0.68%)
     1,500     Maytag Corp. ...................................          93,938
                                                                   ------------
Textile & Apparel (0.21%)
       800     Liz Clairbourne Inc. ...........................          29,400
                                                                   ------------
Retail-General (0.60%)
     2,160     The Limited, Inc. ..............................          81,820
                                                                   ------------

               Total Consumer Cyclical ........................         631,506
                                                                   ------------
Consumer Non-Durable (13.30%)
Health Care (0.72%)
     1,500     Bausch & Lomb, Inc. ............................          99,094
                                                                   ------------
Consumer Product (0.96%)
     2,600     Newell Rubbermaid Co. ..........................         106,600
     1,100     Tupperware Corp. ...............................          24,819
                                                                   ------------
                                                                        131,419
                                                                   ------------
Food, Beverage & Tobacco (1.48%)
     1,400     Conagra, Inc. ..................................          34,300
       900     McCormick & Co. ................................          28,800
     1,800     Philip Morris Co Inc. ..........................          67,388
       700     Quaker Oats ....................................          46,769
     1,200     Universal Foods Corp. ..........................          25,350
                                                                   ------------
                                                                        202,607
                                                                   ------------
Retail, Food and Drugs (0.18%)
       700     Great Atlantic & Pacific .......................          24,588
                                                                   ------------
Communications and Media (2.95%)
       750     Gannett Co., Inc. ..............................          50,953
       700     Harcourt General, Inc. .........................          30,669
       700     Knight Ridder, Inc. ............................          37,756
     4,000     McGraw Hill Cos., Inc. .........................         206,750

Communications and Media (Continued)
     2,000     NY Times Class A ...............................    $     78,125
                                                                   ------------
                                                                        404,253
                                                                   ------------
Apparel (0.31%)
     1,100     Intimate Brands ................................          42,419

Drugs (3.66%)
     2,100     Abbott Labs ....................................          91,088
       600     Bard C.R., Inc. ................................          27,975
     1,350     Baxter Int'l., Inc. ............................          90,534
     2,240     Bristol-Myers/Squibb Co. .......................         157,640
     2,000     Merck & Co. ....................................         134,375
                                                                   ------------
                                                                        501,612
                                                                   ------------
Cosmetic & Soap(1.80%)
     2,400     Avon Products, Inc. ............................         105,300
     2,640     Colgate Palmolive Co. ..........................         141,240
                                                                   ------------
                                                                        246,540
                                                                   ------------
Liquor (0.21%)
       500     Coors, Adolph ..................................          28,531
                                                                   ------------
Business Service (0.24%)
     1,100     Viad Corp. .....................................          32,931
                                                                   ------------
Office Supplies (0.79%)
     2,000     Avery Dennison .................................         109,750
                                                                   ------------

               Total Consumer Non-Durable .....................       1,823,744
                                                                   ------------
Banking & Finance (17.97%)
Bank & Bank Holding Co. (10.57%)
     1,600     AMSouth Bancorp ................................          35,000
     4,488     Banc One Corp. .................................         180,081
     1,700     Bank of New York ...............................          60,775
       600     BB&T Corp. .....................................          20,100
     3,500     Chase Manhattan ................................         292,906
       800     City National Corp. ............................          26,550
     2,500     First Tennessee Natl. Corp. ....................          80,000
     2,800     Fleet Financial Group, Inc. ....................         111,475
       600     Marshall & Isley Corp. .........................          35,138
     4,000     Mellon Bank Corp. ..............................         133,500
       900     Old Kent Financial Corp. .......................          35,550
     2,000     PNC Financial Corp. ............................         104,625
     1,000     Southwest Trust Banks, Inc. ....................          35,313
       900     Sun Trust Banks, Inc. ..........................          57,881
     2,000     U.S. Bancorp ...................................          61,750
     3,750     Wells Fargo & Co. ..............................         149,297
       600     Zions Bancorp ..................................          29,850
                                                                   ------------
                                                                      1,449,791
                                                                   ------------
Savings & Loan (0.24%)
     1,400     Charter One Financial, Inc. ....................          32,769
                                                                   ------------
Finance Company (0.83%)
     3,000     Household Int'l ................................         113,250
                                                                   ------------
Investment Company (0.23%)
     1,200     Alliance Capital Mgt ...........................          31,275
                                                                   ------------
Insurance (4.78%)
     2,400     American General Corp. .........................         170,400
                                                                   ------------

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Shares                                                              Value
   ------                                                              -----
Insurance (Continued)
       300     Chubb Corp. ....................................    $     17,156
     2,000     Cigna Corp. ....................................         179,625
       900     Hartford Financial Services ....................          40,894
       400     Lincoln National Corp. .........................          18,750
     3,150     Marsh & McLennan Co. ...........................         229,359
                                                                   ------------
                                                                        656,184
                                                                   ------------
Financial Service (1.32%)
     1,500     Fannie Mae .....................................          93,188
     2,200     MBNA Corp. .....................................          54,313
     1,100     T. Rowe Price & Assoc ..........................          34,031
                                                                   ------------
                                                                        181,532
                                                                   ------------

               Total Banking & Finance .......................        2,464,801
                                                                   ------------
Utility (8.79%)
Electric (0.74%)
     2,500     Texas Utilities Co. ............................         101,094
                                                                   ------------
Telephone (5.72%)
     4,425     AT&T Corp. .....................................         199,125
     4,360     Ameritech Corp. ................................         275,225
     5,060     Bell Atlantic Corp. ............................         309,925
                                                                   ------------
                                                                        784,275
                                                                   ------------
Energy (1.13%)
     1,200     Constellation Energy Group .....................          35,550
       700     Enron ..........................................          29,313
     1,100     PECO Energy Co. ................................          44,688
     1,100     Public Service Enterprises .....................          45,100
                                                                   ------------
                                                                        154,651
                                                                   ------------
Miscellaneous (1.20%)
     4,000     Williams Co. ...................................         165,000
                                                                   ------------

               Total Utility ..................................       1,205,020
                                                                   ------------
Service (0.24%)
Business (0.24%)
       600     H&R Block ......................................          33,375
                                                                   ------------
Transportation (0.46%)
Railroad (0.46%)
     2,334     Conoco, Inc. Class B ...........................          62,726
                                                                   ------------
Manufacturing (7.54%)
Consumer Durable (0.80%)
     5,000     La-Z-Boy Chair Co. .............................         109,688
                                                                   ------------
Building & Housing (0.67%)
     4,500     Kaufman & Broad Home Corp. .....................          91,969
                                                                   ------------
Chemical (1.56%)
     1,000     DOW Chemical ...................................         113,625
     1,109     E.I.Dupont & Co. ...............................          70,271
       800     Millipore Corp. ................................          30,200
                                                                   ------------
                                                                        214,096
                                                                   ------------
Paper & Forest (2.86%)
     2,000     Boise Cascade ..................................          72,750
       600     Bowater, Inc. ..................................          32,175
     2,500     Mead Corp. .....................................          93,281
     1,700     Weyerhaeuser Co. ...............................          95,625

Paper & Forest (Continued)
     2,500     Williamette Industries .........................    $     99,063
                                                                   ------------
                                                                        392,894
                                                                   ------------
Metal & Mineral (0.24%)
     1,200     USX-US Steel ...................................          32,400
                                                                   ------------
Non Ferrous Metal (1.41%)
     3,000     Alcoa, Inc. ....................................         193,688
                                                                   ------------

               Total Manufacturing ............................       1,034,735
                                                                   ------------
Technology (8.71%)
Electronic (1.99%)
     1,700     Motorola, Inc. .................................         156,825
       800     Tektronix, Inc. ................................          26,600
     2,000     Thomas & Betts Co. .............................          90,000
                                                                   ------------
                                                                        273,425
                                                                   ------------
Business-Mechanic & Software (3.28%)
     5,200     Pitney Bowes, Inc. .............................         306,800
     3,000     Xerox Corp. ....................................         143,250
                                                                   ------------
                                                                        450,050
                                                                   ------------
Aerospace Aircraft (2.45%)
     1,840     General Dynamics Corp. .........................         115,920
     4,000     Meritor Automotive .............................          87,250
     2,000     United Technologies Corp. ......................         132,250
                                                                   ------------
                                                                        335,420
                                                                   ------------
Telecom Equipment (0.99%)
     2,000     Raytheon Co - Class B ..........................         136,250
                                                                   ------------

               Total Technology ...............................       1,195,145
                                                                   ------------
Energy (6.77%)
Oil & Gas Domestic (1.68%)
     2,500     Burlington Resources, Inc. .....................         104,531
     3,000     Unocal Corp. ...................................         125,625
                                                                   ------------
                                                                        230,156
                                                                   ------------
Oil & Gas International (4.53%)
     4,360     Exxon Corp. ....................................         343,888
     1,500     Mobil Corp. ....................................         153,563
     4,000     USX-Marathon ...................................         124,500
                                                                   ------------
                                                                        621,951
                                                                   ------------
Oil & Gas Service (0.21%)
       900     Tidewater, Inc. ................................          29,250
                                                                   ------------
Energy Raw Material (0.35%)
     1,400     Baker Hughes, Inc. .............................          47,600
                                                                   ------------

               Total Energy ...................................         928,957
                                                                   ------------

               Total Common Stock(cost $8,503,480) ............      10,125,828
                                                                   ------------

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1999

   Par
  Value                                                                Value
  -----                                                                -----

Short-Term Investments (33.81%)
               United States Treasury Bills
$4,000,000     4.538% 09/16/99 (b) ............................    $  3,992,433
   400,000     4.610% 12/16/99 ................................         394,347
   250,202     Firstar Institutional Money Market Fund ........         250,202
                                                                   ------------
               Total Short-Term Investments (Cost $4,636,982) .       4,636,982
                                                                   ------------
               Total Investments (Cost $13,140,462)(107.63%) ..      14,762,810
               Liabilities in Excess of Other Assets (-7.63%) .      (1,046,587)
                                                                   ------------
                 Net Assets (100.00%) .........................    $ 13,716,223
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $13,140,462. At August 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................    $  1,972,601
               Unrealized depreciation ........................        (350,253)
                                                                   ------------
                 Net unrealized appreciation ..................    $  1,622,348
                                                                   ============

(b) At August 31, 1999, certain United States Treasury Bills with a market value of $399,132 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1999 (Contracts-$250 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
          S&P MidCap 400 Index:
               18/September 99/Long ...........................    $    (98,887)
                                                                   ============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1999

                                                            California         California      California
                                                              Tax-Free          Tax-Free         Insured
                                                            Money Market         Income       Intermediate
                                                                Fund              Fund             Fund
                                                           -------------     -------------    -------------
ASSETS
        Investments at market value (identified cost
        $101,003,849, $204,257,379 and $23,535,139,
        respectively) (Note 1) ........................    $ 101,003,849     $ 212,937,156    $  23,860,188
        Cash ..........................................           44,885            58,769            2,753
        Interest receivable ...........................          402,177         2,907,961          346,332
        Receivable for fund shares sold ...............        4,657,404             3,649            4,839
                                                           -------------     -------------    -------------
            Total assets ..............................      106,108,315       215,907,535       24,214,112
                                                           -------------     -------------    -------------
LIABILITIES
        Payable for investments purchased .............               --         5,357,147               --
        Payable for fund shares repurchased ...........          438,754         9,235,298              131
        Payable to Investment Advisor .................           27,455            82,106            8,427
        Accrued expenses ..............................           25,538            57,951            8,385
        Distributions payable .........................           10,521           229,271           22,651
                                                           -------------     -------------    -------------
            Total liabilities .........................          502,268        14,961,773           39,594
                                                           -------------     -------------    -------------
Net Assets:
        (Applicable to 105,669,417; 16,204,053 and
        2,293,639 shares of beneficial interest with no
        par value, unlimited number of shares
        authorized) ...................................    $ 105,606,047     $ 200,945,762    $  24,174,518
                                                           =============     =============    =============
Pricing of Shares:
        Net asset value, offering and
        redemption price per share
        $105,606,047 / 105,669,417 shares .............    $        1.00
                                                           =============
        $200,945,762 / 16,204,053 shares ..............                      $       12.40
                                                                             =============
        $24,174,518 / 2,293,639 shares ................                                       $       10.54
                                                                                              =============
Net assets at August 31, 1999 consisted of:
        Paid-in capital ...............................    $ 105,625,018     $ 191,403,074    $  23,785,175
        Undistributed net investment income ...........               --                --           15,023
        Accumulated net realized gains (losses) .......          (18,971)          862,911           49,271
        Unrealized appreciation of investments ........               --         8,679,777          325,049
                                                           -------------     -------------    -------------
                                                           $ 105,606,047     $ 200,945,762    $  24,174,518
                                                           =============     =============    =============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1999

                                                             U.S.         The United
                                                         Government          States          S&P 500        S&P MidCap
                                                         Securities         Treasury          Index            Index
                                                            Fund              Trust            Fund             Fund
                                                        -------------    -------------    -------------    -------------
ASSETS
        Investments at market value (identified cost
        $31,287,512, $45,481,146, $90,238,607
        and $50,411,883, respectively) (Note 1) ....    $  30,813,590    $  45,481,146    $ 141,948,846    $  57,072,596
        Cash .......................................            2,719          196,726               --               --
        Interest receivable ........................          189,546               --           35,630           15,160
        Dividends receivable .......................               --               --          167,344           50,116
        Receivable for fund shares sold ............            5,000        4,950,719          237,677           41,763
        Receivable for investments sold ............               --               --            5,933               --
        Variation margin receivable ................               --               --               --           11,040
                                                        -------------    -------------    -------------    -------------
                Total assets .......................       31,010,855       50,628,591      142,395,430       57,190,675
                                                        -------------    -------------    -------------    -------------
LIABILITIES
        Payable to Investment Advisor ..............           13,169           10,142            9,273           12,115
        Accrued expenses ...........................           11,407           13,507           28,167           14,459
        Payable for fund shares repurchased ........            5,613           85,561           18,317               93
        Distributions payable ......................           30,645            2,105               --               --
        Variation margin payable ...................               --               --           63,340               --
                                                        -------------    -------------    -------------    -------------
                Total liabilities ..................           60,834          111,315          119,097           26,667
                                                        -------------    -------------    -------------    -------------
Net Assets:
        (Applicable to 3,023,522; 50,531,264;
        5,060,227 and 3,057,527 shares of
        beneficial interest with no par value,
        unlimited number of shares authorized) .....    $  30,950,021    $  50,517,276    $ 142,276,333    $  57,164,008
                                                        =============    =============    =============    =============
Pricing of Shares:
        Net asset value, offering and
        redemption price per share
        $30,950,021 / 3,023,522 shares .............    $       10.24
                                                        =============
        $50,517,276 / 50,531,264 shares ............                     $        1.00
                                                                         =============
        $142,276,333 / 5,060,227 shares ............                                      $       28.12
                                                                                          =============
        $57,164,008 / 3,057,527 shares .............                                                       $       18.70
                                                                                                           =============
        Net assets at August 31, 1999 consisted of:
        Paid-in capital ............................    $  31,274,783    $  50,531,370    $  84,414,600    $  39,978,684
        Undistributed net investment income ........               --               --          343,217           20,178
        Undistributed net realized gains (losses) ..          149,160          (14,094)       6,072,438       10,695,106
        Unrealized appreciation (depreciation)
        of investments .............................         (473,922)              --       51,710,239        6,660,713
        Unrealized depreciation of futures contracts               --               --         (264,161)        (190,673)
                                                        -------------    -------------    -------------    -------------
                                                        $  30,950,021    $  50,517,276    $ 142,276,333    $  57,164,008
                                                        =============    =============    =============    =============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1999

                                                                S&P
                                                              SmallCap         Equity
                                                             Index Fund      Income Fund
                                                            ------------     ------------
ASSETS
        Investments at market value
        (identified cost $11,381,122
        and $13,140,462, respectively) (Note 1) ........    $ 10,881,413     $ 14,762,810
        Interest receivable ............................           2,716            2,977
        Dividends receivable ...........................           5,442           18,096
        Receivable for fund shares sold ................          19,664            5,338
        Variation margin receivable ....................           6,750           11,700
        Receivable for investments sold ................              --          427,587
        Deferred organization costs ....................           5,269           10,222
                                                            ------------     ------------
            Total assets ...............................      10,921,254       15,238,730
                                                            ------------     ------------
LIABILITIES
        Payable for investments purchased ..............          23,125        1,506,592
        Payable to Investment Advisor ..................           1,862            5,459
        Payable for fund shares repurchased ............              43               30
        Accrued expenses ...............................          14,793           10,426
                                                            ------------     ------------
                Total liabilities ......................          39,823        1,522,507
                                                            ------------     ------------
Net Assets:
        (Applicable to 949,394 and 953,645
        shares of beneficial interest with no par value,
        unlimited number of shares authorized) .........    $ 10,881,431     $ 13,716,223
                                                            ============     ============
Pricing of Shares:
        Net asset value, offering and
        redemption price per share
        $10,881,431 / 949,394 shares ...................    $      11.46
                                                            ============
        $13,716,223 / 953,645 shares ...................                     $      14.38
                                                                             ============
        Net assets at August 31, 1999 consisted of:
        Paid-in capital ................................    $ 10,999,305     $ 11,696,878
        Undistributed net investment income ............             323           14,662
        Undistributed net realized gains ...............         513,651          481,222
        Unrealized appreciation (depreciation)
           of investments ..............................        (499,709)       1,622,348
        Unrealized depreciation
           of futures contracts ........................        (132,139)         (98,887)
                                                            ------------     ------------
                                                            $ 10,881,431     $ 13,716,223
                                                            ============     ============

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                         For Year Ended August 31, 1999

                                                                   California       California      California
                                                                    Tax-Free         Tax-Free         Insured
                                                                  Money Market        Income        Intermediate
                                                                      Fund             Fund             Fund
                                                                  ------------     ------------     ------------
Investment Income:
        Interest income ......................................    $  3,333,087     $ 10,886,321     $  1,114,876
                                                                  ------------     ------------     ------------
Expenses:
        Management fees (Note 2) .............................         558,691        1,043,156          123,678
        Transfer agent fees ..................................          38,351           69,184           11,522
        Accounting services ..................................          55,735          117,193           13,410
        Custodian fees .......................................          16,361           24,844            3,360
        Legal and audit fees .................................           7,469           70,199            5,343
        Trustees fees ........................................           4,604            4,330            4,665
        Insurance ............................................           1,345            2,880              316
        Printing .............................................           2,498            8,119              899
        Registration & dues ..................................           1,444            1,894              551
                                                                  ------------     ------------     ------------
                Total expenses ...............................         686,498        1,341,799          163,744
                      Less reimbursement from manager (Note 2)        (233,014)              --          (27,698)
                                                                  ------------     ------------     ------------
                Net expenses .................................         453,484        1,341,799          136,046
                                                                  ------------     ------------     ------------
                     Net investment income ...................       2,879,603        9,544,522          978,830
                                                                  ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments:
        Net realized gain from security transactions .........              --          969,448           49,271
        Change in unrealized appreciation of investments .....              --      (11,923,784)        (673,557)
                                                                  ------------     ------------     ------------
        Net realized and unrealized loss on
                investments ..................................              --      (10,954,336)        (624,286)
                                                                  ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
                from operations ..............................    $  2,879,603     $ (1,409,814)    $    354,544
                                                                  ============     ============     ============

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                         For Year Ended August 31, 1999

                                                                      U.S.         The United
                                                                   Government         States          S&P 500         S&P MidCap
                                                                   Securities        Treasury          Index            Index
                                                                      Fund             Trust            Fund             Fund
                                                                  ------------     ------------     ------------     ------------
Investment Income:
        Interest income ......................................    $  2,006,765     $  2,309,666     $    605,780     $    171,917
        Dividend income ......................................              --               --        1,530,415          610,224
                                                                  ------------     ------------     ------------     ------------
                Total ........................................       2,006,765        2,309,666        2,136,195          782,141
                                                                  ------------     ------------     ------------     ------------
Expenses:
        Management fees (Note 2) .............................         174,183          253,658          313,194          212,287
        Transfer agent fees ..................................          16,259           17,770           32,749           15,702
        Accounting services ..................................          18,601           26,727           61,956           26,981
        Custodian fees .......................................           6,689            7,428           19,148           15,172
        Legal and audit fees .................................           6,105            6,531            7,773            6,349
        Trustees fees ........................................           2,310            2,315            2,383            2,389
        Insurance ............................................             453              612            4,688              627
        Printing .............................................           1,748            1,584            6,742            3,154
        Registration & dues ..................................           2,258            3,143           10,882            8,562
        Standard & Poor's licensing fees .....................              --               --           10,000           10,000
                                                                  ------------     ------------     ------------     ------------
                Total expenses ...............................         228,606          319,768          469,515          301,223
                      Less reimbursement from manager (Note 2)          (3,320)        (109,740)        (218,960)         (89,438)
                                                                  ------------     ------------     ------------     ------------
                Net expenses .................................         225,286          210,028          250,555          211,785
                                                                  ------------     ------------     ------------     ------------
                     Net investment income ...................       1,781,479        2,099,638        1,885,640          570,356
                                                                  ------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments:
        Net realized gain (loss) from security transactions ..         451,871          (14,094)       6,083,099       11,747,162
        Net realized gain from futures contracts .............              --               --        1,294,714          953,605
        Change in unrealized appreciation of investments .....      (3,009,870)              --       25,875,574        2,394,104
        Change in unrealized loss from futures contracts .....              --               --        1,576,025          672,027
                                                                  ------------     ------------     ------------     ------------
        Net realized and unrealized gain (loss) on
                investments ..................................      (2,557,999)         (14,094)      34,829,412       15,766,898
                                                                  ------------     ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
                from operations ..............................    $   (776,520)    $  2,085,544     $ 36,715,052     $ 16,337,254
                                                                  ============     ============     ============     ============

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                           Year ended August 31, 1999

                                                                      S&P
                                                                    SmallCap          Equity
                                                                     Index            Income
                                                                      Fund             Fund
                                                                  ------------     ------------
Investment Income:
        Interest income ......................................    $     56,418     $    194,213
        Dividend income ......................................          72,011          201,835
                                                                  ------------     ------------
                Total ........................................         128,429          396,048
                                                                  ------------     ------------
Expenses:
        Management fees (Note 2) .............................          47,058           67,107
        Transfer agent fees ..................................          15,322           12,808
        Accounting services ..................................           5,406            7,302
        Custodian fees .......................................          11,260            6,528
        Legal and audit fees .................................           7,836            7,890
        Trustees fees ........................................           2,475            2,367
        Insurance ............................................             115              165
        Printing .............................................           1,841            1,651
        Registration & dues ..................................           4,390            4,487
        Standard & Poor's licensing fees .....................           1,000               --
        Amortization of deferred organizational costs ........           2,515            5,117
                                                                  ------------     ------------
                Total expenses ...............................          99,218          115,422
                      Less reimbursement from manager (Note 2)         (38,043)          (8,051)
                                                                  ------------     ------------
                Net expenses .................................          61,175          107,371
                                                                  ------------     ------------
                     Net investment income ...................          67,254          288,677
                                                                  ------------     ------------
Realized and Unrealized Gain (Loss) on Investments:
        Net realized gain from security transactions .........         254,654          431,876
        Net realized gain (loss) from futures contracts ......          83,019          (17,808)
        Change in unrealized appreciation of investments .....       1,327,982        1,105,618
        Change in unrealized loss from futures contracts .....         155,690          757,312
                                                                  ------------     ------------
        Net realized and unrealized gain on
                investments ..................................       1,821,345        2,276,998
                                                                  ------------     ------------
        Net increase in net assets resulting
                from operations ..............................    $  1,888,599     $  2,565,675
                                                                  ============     ============

                 See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           California Tax-Free                 California Tax-Free
                                                            Money Market Fund                      Income Fund
                                                    -------------------------------     -------------------------------
                                                      Year Ended        Year Ended        Year Ended        Year Ended
                                                      August 31,        August 31,        August 31,        August 31,
                                                         1999              1998              1999              1998
                                                    -------------     -------------     -------------     -------------
OPERATIONS:
        Net investment income ..................    $   2,879,603     $   3,031,272     $   9,544,522     $   9,765,474
        Net realized gain on investments .......               --                --           969,448         1,369,389
        Change in unrealized
                appreciation of investments ....               --                --       (11,923,784)        7,631,252
                                                    -------------     -------------     -------------     -------------
        Net increase (decrease) in net
                assets resulting from operations        2,879,603         3,031,272        (1,409,814)       18,766,115
        Undistributed investment income
                included in price of shares sold
                  and repurchased ..............               --                --            42,916            16,214
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Dividends from net investment
                income .........................       (2,879,603)       (3,031,272)       (9,698,023)       (9,822,283)
        Distributions from realized capital
                gains on investments ...........               --                --        (1,514,730)       (3,103,352)
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ................       17,370,240        (4,582,382)      (11,981,652)        7,451,978
                                                    -------------     -------------     -------------     -------------
        Total increase (decrease) ..............       17,370,240        (4,582,382)      (24,561,303)       13,308,672
NET ASSETS
        Beginning of Year ......................       88,235,807        92,818,189       225,507,065       212,198,393
                                                    -------------     -------------     -------------     -------------
        End of Year* ...........................    $ 105,606,047     $  88,235,807     $ 200,945,762     $ 225,507,065
                                                    =============     =============     =============     =============

    *   Including undistributed net
         investment income of:                      $         ---     $         ---     $         ---     $     100,095
                                                    =============     =============     =============     =============

                 See accompanying notes to financial statements

                                                           California Insured                U.S. Government
                                                           Intermediate Fund                 Securities Fund
                                                    -----------------------------     -----------------------------
                                                     Year Ended       Year Ended       Year Ended       Year Ended
                                                     August 31,       August 31,       August 31,       August 31,
                                                        1999             1998             1999             1998
                                                    ------------     ------------     ------------     ------------
OPERATIONS:
        Net investment income ..................    $    978,830     $    949,759     $  1,781,479     $  1,846,240
        Net realized gain  on investments ......          49,271          274,305          451,871          533,683
        Change in unrealized
                appreciation of investments ....        (673,557)         283,895       (3,009,870)       2,531,385
                                                    ------------     ------------     ------------     ------------
        Net increase (decrease) in net
                assets resulting from operations         354,544        1,507,959         (776,520)       4,911,308
        Undistributed investment income
                included in price of shares sold
                  and repurchased ..............           2,153           (5,053)          (3,115)           1,244
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Dividends from net investment
                income .........................        (983,874)        (952,340)      (1,791,585)      (1,883,906)
        Distributions from realized capital
                gains on investments ...........        (259,926)        (110,654)        (836,071)        (219,220)
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ................       1,489,738       (1,257,783)      (1,706,034)       1,977,133
                                                    ------------     ------------     ------------     ------------
        Total increase (decrease) ..............         602,635         (817,871)      (5,113,325)       4,786,559
NET ASSETS
        Beginning of Year ......................      23,571,883       24,389,754       36,063,346       31,276,787
                                                    ------------     ------------     ------------     ------------
        End of Year* ...........................    $ 24,174,518     $ 23,571,883     $ 30,950,021     $ 36,063,346
                                                    ============     ============     ============     ============

        *   Including undistributed net
            investment income of:                   $     15,023     $     17,914     $         --     $     98,393
                                                    ============     ============     ============     ============

                 See accompanying notes to financial statements

                                                            The United States
                                                             Treasury Trust
                                                    -------------------------------
                                                      Year Ended        Year Ended
                                                      August 31,        August 31,
                                                         1999              1998
                                                    -------------     -------------
OPERATIONS:
        Net investment income ..................    $   2,099,638     $   2,283,323
        Net realized gain (loss) on investments           (14,094)            7,101
                                                    -------------     -------------
        Net increase in net
                assets resulting from operations        2,085,544         2,290,424

DISTRIBUTIONS TO
        SHAREHOLDERS:
        Dividends from net investment
                income .........................       (2,099,638)       (2,283,323)
        Distributions from realized
                capital gains on investments ...           (7,101)               --
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ................        6,197,460       (60,175,066)
                                                    -------------     -------------
        Total increase (decrease) ..............        6,176,265       (60,167,965)
NET ASSETS
        Beginning of year ......................       44,341,011       104,508,976
                                                    -------------     -------------
        End of year* ...........................    $  50,517,276     $  44,341,011
                                                    =============     =============

    *   Including undistributed net
         investment income of:                      $          --     $          --
                                                    =============     =============

                 See accompanying notes to financial statements

                                                                  S&P 500                           S&P MidCap
                                                                Index Fund                          Index Fund
                                                     -------------------------------     -------------------------------
                                                       Year Ended        Year Ended        Year Ended        Year Ended
                                                       August 31,        August 31,        August 31,        August 31,
                                                          1999              1998              1999              1998
                                                     -------------     -------------     -------------     -------------
OPERATIONS:
        Net investment income ...................    $   1,885,640     $   1,493,833     $     570,356     $     610,803
        Net realized gain on investments ........        6,083,099           401,247        11,747,162         4,397,743
        Net realized gain on
                futures contracts ...............        1,294,714         1,118,763           953,605           686,563
        Change in unrealized
                appreciation of investments .....       25,875,574         3,903,283         2,394,104        (8,335,339)
        Change  in unrealized
                appreciation of futures contracts        1,576,025        (2,115,151)          672,027        (1,183,655)
                                                     -------------     -------------     -------------     -------------
        Net increase (decrease) in net
                assets resulting from operations        36,715,052         4,801,975        16,337,254        (3,823,885)
        Undistributed investment income
                included in price of shares sold
                  and repurchased ...............           45,716            22,942                70            (3,241)
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Dividends from net investment
                income ..........................       (1,828,933)       (1,315,692)         (570,366)         (609,429)
        Distributions from realized capital
                gains on investments ............       (2,601,666)       (1,420,007)       (6,720,682)       (3,571,025)
CAPITAL SHARE
        TRANSACTIONS:
        Increase in net assets
                resulting from capital share
                   transactions .................       22,325,561        13,671,516         8,263,116         1,591,295
                                                     -------------     -------------     -------------     -------------
        Total increase (decrease) ...............       54,655,730        15,760,734        17,309,392        (6,416,285)
NET ASSETS
        Beginning of Year .......................       87,620,603        71,859,869        39,854,616        46,270,901
                                                     -------------     -------------     -------------     -------------
        End of Year* ............................    $ 142,276,333     $  87,620,603     $  57,164,008     $  39,854,616
                                                     =============     =============     =============     =============
    *   Including undistributed net
         investment income of:                       $     343,217     $     286,510     $      20,178     $      20,118
                                                     =============     =============     =============     =============

                 See accompanying notes to financial statements

                                                              S&P SmallCap                        Equity
                                                               Index Fund                       Income Fund
                                                      -----------------------------     -----------------------------
                                                       Year Ended       Year Ended       Year Ended       Year Ended
                                                       August 31,       August 31,       August 31,       August 31,
                                                          1999             1998             1999             1998
                                                      ------------     ------------     ------------     ------------
OPERATIONS:
        Net investment income ....................    $     67,254     $     99,419     $    288,677     $    311,183
        Net realized gain (loss) on investments ..         254,654          460,964          431,876         (175,735)
        Net realized gain (loss) on
                futures contracts ................          83,019         (125,034)         (17,808)         398,923
        Change in unrealized
                appreciation of investments ......       1,327,982       (2,376,553)       1,105,618         (247,662)
        Change in unrealized
                appreciation of futures contracts          155,690         (337,712)         757,312         (964,544)
                                                      ------------     ------------     ------------     ------------
        Net increase (decrease) in net
                assets resulting from operations .       1,888,599       (2,278,916)       2,565,675         (677,835)
        Undistributed investment income
                included in price of shares sold
                  and repurchased ................             408            8,068           (6,498)          16,013
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Dividends from net investment
                income ...........................         (67,339)        (106,655)        (309,056)        (306,453)
        Distributions from realized capital
                gains on investments .............        (110,068)        (301,178)              --         (304,321)
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ..................       1,253,579        4,662,012         (613,954)       3,606,133
                                                      ------------     ------------     ------------     ------------
        Total increase ...........................       2,965,179        1,983,331        1,636,167        2,333,537
NET ASSETS
        Beginning of Year ........................       7,916,252        5,932,921       12,080,056        9,746,519
                                                      ------------     ------------     ------------     ------------
        End of Year* .............................    $ 10,881,431     $  7,916,252     $ 13,716,223     $ 12,080,056
                                                      ============     ============     ============     ============

     *  Including undistributed net
          investment income of:                       $        323     $         --     $     14,662     $     35,033
                                                      ============     ============     ============     ============

                 See accompanying notes to financial statements

                                                     California Tax Free Income Fund
                                    -------------------------------------------------------------------
                                              Year Ended                          Year Ended
                                            August 31, 1999                     August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................       15,768,098     $ 205,504,666        13,772,812     $ 178,386,066
Shares issued in reinvestment of
   distributions ...............          646,333         8,415,358           758,108         9,811,775
                                    -------------     -------------     -------------     -------------
                                       16,414,431       213,920,024        14,530,920       188,197,841
Shares repurchased .............      (17,316,111)     (225,901,676)      (13,928,582)     (180,745,863)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....         (901,680)    $ (11,981,652)          602,338     $   7,451,978
                                    =============     =============     =============     =============

                                                   California Insured Intermediate Fund
                                    -------------------------------------------------------------------
                                              Year Ended                          Year Ended
                                            August 31, 1999                     August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          385,025     $   4,240,740           460,985     $   4,960,936
Shares issued in reinvestment of
   distributions ...............           89,409           916,685            68,160           734,678
                                    -------------     -------------     -------------     -------------
                                          474,434         5,157,425           529,145         5,695,614
Shares repurchased .............         (339,179)       (3,667,687)         (646,021)       (6,953,397)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....          135,255     $   1,489,738          (116,876)    $  (1,257,783)
                                    =============     =============     =============     =============

                                          California Tax-Free                  The United States
                                           Money Market Fund                     Treasury Trust
                                    -------------------------------     -------------------------------
                                     Year ended        Year ended        Year Ended        Year Ended
                                   August 31, 1999   August 31, 1998   August 31, 1999   August 31, 1998
                                     Shares/Value      Shares/Value      Shares/Value      Shares/Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................      252,637,535       278,519,260       202,306,898       141,142,619
Shares issued in reinvestment of
   distributions ...............        2,737,686         2,875,691         1,929,990         2,130,742
                                    -------------     -------------     -------------     -------------
                                      255,375,221       281,394,951       204,236,888       143,273,361
Shares repurchased .............     (238,004,981)     (285,977,333)     (198,039,428)     (203,448,427)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....       17,370,240        (4,582,382)        6,197,460       (60,175,066)
                                    =============     =============     =============     =============

                 See accompanying notes to financial statements

                                                      U.S. Government Securities Fund
                                    -------------------------------------------------------------------
                                               Year Ended                         Year Ended
                                            August 31, 1999                     August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................        1,155,865     $  12,864,538         1,569,018     $  16,951,443
Shares issued in reinvestment of
   distributions ...............          182,696         2,002,273           135,540         1,463,419
                                    -------------     -------------     -------------     -------------
                                        1,338,561        14,866,811         1,704,558        18,414,862
Shares repurchased .............       (1,506,815)      (16,572,845)       (1,525,106)      (16,437,729)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....         (168,254)    $  (1,706,034)          179,452     $   1,977,133
                                    =============     =============     =============     =============

                                                             S&P 500 Index Fund
                                    -------------------------------------------------------------------
                                                Year Ended                         Year Ended
                                             August 31, 1999                    August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................        1,579,685     $  41,008,077         1,102,164     $  25,262,969
Shares issued in reinvestment of
   distributions ...............          166,767         4,212,322           119,309         2,591,113
                                    -------------     -------------     -------------     -------------
                                        1,746,452        45,220,399         1,221,473        27,854,082
Shares repurchased .............         (879,522)      (22,894,838)         (624,706)      (14,182,566)
                                    -------------     -------------     -------------     -------------
   Net increase ................          866,930     $  22,325,561           596,767     $  13,671,516
                                    =============     =============     =============     =============

                                                            S&P MidCap Index Fund
                                    -------------------------------------------------------------------
                                                Year Ended                         Year Ended
                                             August 31, 1999                    August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          653,642     $  12,002,893           295,197     $   5,711,888
Shares issued in reinvestment of
   distributions ...............          405,301         6,790,728           207,684         3,706,528
                                    -------------     -------------     -------------     -------------
                                        1,058,943        18,793,621           502,881         9,418,416
Shares repurchased .............         (587,777)      (10,530,505)         (408,733)       (7,827,121)
                                    -------------     -------------     -------------     -------------
   Net increase ................          471,166     $   8,263,116            94,148     $   1,591,295
                                    =============     =============     =============     =============

                 See accompanying notes to financial statements

                                                           S&P SmallCap Index Fund
                                    -------------------------------------------------------------------
                                                Year Ended                         Year Ended
                                             August 31, 1999                    August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          821,321     $   8,940,557           562,478     $   7,251,518
Shares issued in reinvestment of
   distributions ...............           15,601           170,087            31,999           389,142
                                    -------------     -------------     -------------     -------------
                                          836,922         9,110,644           594,477         7,640,660
Shares repurchased .............         (724,076)       (7,857,065)         (242,139)       (2,978,648)
                                    -------------     -------------     -------------     -------------
   Net increase ................          112,846     $   1,253,579           352,338     $   4,662,012
                                    =============     =============     =============     =============

                                    Equity Income Fund
                                    -------------------------------------------------------------------
                                                Year Ended                         Year Ended
                                             August 31, 1999                    August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          219,202     $   3,141,876           493,129     $   6,918,782
Shares issued in reinvestment of
   distributions ...............           21,738           302,170            44,457           592,174
                                    -------------     -------------     -------------     -------------
                                          240,940         3,444,046           537,586         7,510,956
Shares repurchased .............         (295,944)       (4,058,000)         (300,004)       (3,904,823)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....          (55,004)    $    (613,954)          237,582     $   3,606,133
                                    =============     =============     =============     =============

                 See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                             California Tax-Free Money Market Fund
                                           --------------------------------------------------------------------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           August 31,      August 31,      August 31,      August 31,      August 31,
                                              1999            1998            1997            1996            1995
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year ....    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                           ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..............         0.026           0.030           0.031           0.032           0.032
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..........................        (0.026)         (0.030)         (0.031)         (0.032)         (0.032)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ..........    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                           ==========      ==========      ==========      ==========      ==========
Total Return ..........................          2.61%           3.09%           3.09%           3.26%           3.27%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .    $  105,606      $   88,236      $   92,818      $  103,402      $   80,412
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.61%           0.61%           0.61%           0.61%           0.66%
          After expense reimbursements           0.40%           0.40%           0.40%           0.40%           0.40%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          2.33%           2.77%           2.86%           2.90%           2.97%
          After expense reimbursements           2.54%           2.98%           3.07%           3.11%           3.23%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                 California Tax-Free Income Fund
                                           --------------------------------------------------------------------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           August 31,      August 31,      August 31,      August 31,      August 31,
                                              1999            1998            1997            1996            1995
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year ....    $    13.18      $    12.86      $    12.31      $    12.22      $    12.17
                                           ----------      ----------      ----------      ----------      ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..............          0.56            0.58            0.60            0.62            0.61
   Net gain (loss) on securities (both
      realized and unrealized) ........         (0.68)           0.51            0.54            0.09            0.30
                                           ----------      ----------      ----------      ----------      ----------
         Total from investment operations       (0.12)           1.09            1.14            0.71            0.91
                                           ----------      ----------      ----------      ----------      ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..........................         (0.57)          (0.58)          (0.59)          (0.62)          (0.66)
   Distributions from capital gains ...         (0.09)          (0.19)           .---            .---           (0.20)
                                           ----------      ----------      ----------      ----------      ----------
         Total distributions ..........         (0.66)          (0.77)          (0.59)          (0.62)          (0.86)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ..........    $    12.40      $    13.18      $    12.86      $    12.31      $    12.22
                                           ==========      ==========      ==========      ==========      ==========

Total Return ..........................         (1.07)%          8.75%           9.48%           5.40%           8.01%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .    $  200,946      $  225,507      $  212,198      $  194,926      $  196,046
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.61%           0.61%           0.59%           0.60%           0.62%
          After expense reimbursements           0.61%           0.61%           0.59%           0.60%           0.62%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          4.33%           4.47%           4.75%           4.96%           5.13%
          After expense reimbursements           4.33%           4.47%           4.75%           4.96%           5.13%
   Portfolio Turnover .................         16.36%          20.95%          34.96%          10.34%          32.21%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                              California Insured Intermediate Fund
                                           --------------------------------------------------------------------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           August 31,      August 31,      August 31,      August 31,      August 31,
                                              1999            1998            1997            1996            1995
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year ....    $    10.92      $    10.72      $    10.42      $    10.49      $    10.23
                                           ----------      ----------      ----------      ----------      ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..............          0.43            0.44            0.45            0.46            0.44
   Net gain (loss) on securities (both
     realized and unrealized) .........         (0.26)           0.25            0.30           (0.07)           0.30
                                           ----------      ----------      ----------      ----------      ----------
        Total from investment operations         0.17            0.69            0.75            0.39            0.74
                                           ----------      ----------      ----------      ----------      ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..........................         (0.43)          (0.44)          (0.45)          (0.46)          (0.48)
   Distributions from capital gains ...         (0.12)          (0.05)             --              --              --
                                           ----------      ----------      ----------      ----------      ----------
         Total distributions ..........         (0.55)          (0.49)          (0.45)          (0.46)          (0.48)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ..........    $    10.54      $    10.92      $    10.72      $    10.42      $    10.49
                                           ==========      ==========      ==========      ==========      ==========

Total Return ..........................          1.51%           6.64%           7.34%           3.75%           7.46%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .    $   24,175      $   23,572      $   24,390      $   24,207      $   23,515
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.66%           0.70%           0.70%           0.70%           0.76%
          After expense reimbursements           0.55%           0.55%           0.55%           0.55%           0.60%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          3.85%           3.94%           4.12%           4.22%           4.19%
          After expense reimbursements           3.96%           4.09%           4.27%           4.37%           4.35%
   Portfolio Turnover .................          8.38%          26.76%          32.11%          36.08%          43.56%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                 U S Government Securities Fund
                                           --------------------------------------------------------------------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           August 31,      August 31,      August 31,      August 31,      August 31,
                                              1999            1998            1997            1996            1995
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year ....    $    11.30      $    10.38      $    10.15      $    10.66      $    10.30
                                           ----------      ----------      ----------      ----------      ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..............          0.56            0.59            0.64            0.66            0.70
   Net gain (loss) on securities (both
      realized and unrealized) ........         (0.80)           1.01            0.36           (0.51)           0.41
                                           ----------      ----------      ----------      ----------      ----------
         Total from investment operations       (0.24)           1.60            1.00            0.15            1.11
                                           ----------      ----------      ----------      ----------      ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..........................         (0.56)          (0.61)          (0.63)          (0.66)          (0.75)
   Distributions from capital gains ...         (0.26)          (0.07)          (0.14)           .---            .---
                                           ----------      ----------      ----------      ----------      ----------
         Total distributions ..........         (0.82)          (0.68)          (0.77)          (0.66)          (0.75)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ..........    $    10.24      $    11.30      $    10.38      $    10.15      $    10.66
                                           ==========      ==========      ==========      ==========      ==========

Total Return ..........................         (2.42)%         15.88%          10.00%           1.26%          11.42%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .    $   30,950      $   36,063      $   31,277      $   29,088      $   29,884
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.66%           0.68%           0.69%           0.71%           0.75%
          After expense reimbursements           0.65%           0.65%           0.65%           0.65%           0.64%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          5.11%           5.46%           6.00%           6.10%           6.72%
          After expense reimbursements           5.12%           5.49%           6.04%           6.16%           6.83%
   Portfolio Turnover .................        139.00%          65.27%         170.76%          89.11%         169.83%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                The United States Treasury Trust
                                           --------------------------------------------------------------------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           August 31,      August 31,      August 31,      August 31,      August 31,
                                              1999            1998            1997            1996            1995
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year ....    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                           ----------      ----------      ----------      ----------      ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..............         0.042           0.051           0.048           0.050           0.050
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..........................        (0.042)         (0.051)         (0.048)         (0.050)         (0.050)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ..........    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                           ==========      ==========      ==========      ==========      ==========

Total Return ..........................          4.22%           5.21%           4.92%           5.11%           5.10%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .    $   50,517      $   44,341      $  104,509      $   37,903      $   29,797
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.63%           0.64%           0.64%           0.66%           0.72%
          After expense reimbursements           0.41%           0.40%           0.40%           0.43%           0.50%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          3.92%           4.54%           4.58%           4.60%           4.75%
          After expense reimbursements           4.14%           4.78%           4.82%           4.83%           4.97%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                      S & P 500 Index Fund
                                           --------------------------------------------------------------------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           August 31,      August 31,      August 31,      August 31,      August 31,
                                              1999            1998            1997            1996            1995
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year ....    $    20.90      $    19.98      $    14.81      $    13.31      $    11.38
                                           ----------      ----------      ----------      ----------      ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..............          0.39            0.36            0.38            0.36            0.39
   Net gain on securities (both
     realized and unrealized) .........          7.79            1.28            5.44            2.05            1.94
                                           ----------      ----------      ----------      ----------      ----------
        Total from investment operations         8.18            1.64            5.82            2.41            2.33
                                           ----------      ----------      ----------      ----------      ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..........................         (0.39)          (0.34)          (0.37)          (0.37)          (0.37)
   Distributions from capital gains ...         (0.57)          (0.38)          (0.28)          (0.54)          (0.03)
                                           ----------      ----------      ----------      ----------      ----------
         Total distributions ..........         (0.96)          (0.72)          (0.65)          (0.91)          (0.40)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ..........    $    28.12      $    20.90      $    19.98      $    14.81      $    13.31
                                           ==========      ==========      ==========      ==========      ==========

Total Return ..........................         39.76%           8.14%          40.19%          18.63%          21.06%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .    $  142,276      $   87,621      $   71,860      $   43,849      $   21,800
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.37%           0.40%           0.46%           0.57%           1.04%
          After expense reimbursements           0.20%           0.20%           0.20%           0.20%           0.20%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          1.33%           1.48%           1.85%           2.13%           2.40%
          After expense reimbursements           1.50%           1.68%           2.11%           2.50%           3.24%
   Portfolio Turnover .................          9.76%           1.82%           2.10%           1.87%           3.68%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                     S&P MidCap Index Fund
                                           --------------------------------------------------------------------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           August 31,      August 31,      August 31,      August 31,      August 31,
                                              1999            1998            1997            1996            1995
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year ....    $    15.41      $    18.57      $    14.45      $    13.82      $    12.21
                                           ----------      ----------      ----------      ----------      ----------
  INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..............          0.20            0.23            0.22            0.24            0.26
   Net gain (loss) on securities (both
      realized and unrealized) ........          5.80           (1.76)           4.85            1.33            2.04
                                           ----------      ----------      ----------      ----------      ----------
         Total from investment operations        6.00           (1.53)           5.07            1.57            2.30
                                           ----------      ----------      ----------      ----------      ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..........................         (0.20)          (0.23)          (0.22)          (0.25)          (0.25)
   Distributions from capital gains ...         (2.51)          (1.40)          (0.73)          (0.69)          (0.44)
                                           ----------      ----------      ----------      ----------      ----------
Total distributions ...................         (2.71)          (1.63)          (0.95)          (0.94)          (0.69)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ..........    $    18.70      $    15.41      $    18.57      $    14.45      $    13.82
                                           ==========      ==========      ==========      ==========      ==========

Total Return ..........................         41.13%          (9.37)%         36.63%          11.77%          20.24%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .    $   57,164      $   39,855      $   46,271      $   33,559      $   26,168
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.57%           0.56%           0.61%           0.71%           0.80%
          After expense reimbursements           0.40%           0.40%           0.40%           0.40%           0.40%
   Ratio of net investment income
       to average net assets:
          Before expense reimbursements          0.90%           1.04%           1.19%           1.38%           1.70%
          After expense reimbursements           1.07%           1.20%           1.40%           1.69%           2.10%
   Portfolio Turnover .................         42.98%          19.35%          17.80%          18.18%          11.71%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                        S&P SmallCap                                  Equity
                                                         Index Fund                                 Income Fund
                                           --------------------------------------      --------------------------------------
                                           Year Ended    Year Ended  October 2, 1996*  Year Ended    Year Ended   Sept.4, 1996*
                                           August 31,    August 31,        to          August 31,    August 31,        to
                                              1999          1998     August 31, 1997      1999          1998     August 31, 1997
                                           ----------    ----------    ----------      ----------    ----------    ----------
Net asset value, beginning of period ....  $     9.46    $    12.25    $    10.00      $    11.98    $    12.64    $    10.00
                                           ----------    ----------    ----------      ----------    ----------    ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ................        0.08          0.13          0.23            0.32          0.37          0.39
   Net gain (loss) on securities (both
      realized and unrealized) ..........        2.13         (2.39)         2.22            2.41         (0.25)         2.84
                                           ----------    ----------    ----------      ----------    ----------    ----------
         Total from investment operations        2.21         (2.26)         2.45            2.73          0.12          3.23
                                           ----------    ----------    ----------      ----------    ----------    ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................       (0.08)        (0.14)        (0.20)          (0.33)        (0.37)        (0.32)
   Distributions from capital gains .....       (0.13)        (0.39)           --              --         (0.41)        (0.27)
                                           ----------    ----------    ----------      ----------    ----------    ----------
Total distributions .....................       (0.21)        (0.53)        (0.20)          (0.33)        (0.78)        (0.59)
                                           ----------    ----------    ----------      ----------    ----------    ----------
Net asset value, end of period ..........  $    11.46    $     9.46    $    12.25      $    14.38    $    11.98    $    12.64
                                           ==========    ==========    ==========      ==========    ==========    ==========

Total Return ............................       23.53%       (19.38)%       24.86%          22.89%         0.46%        33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .  $   10,881    $    7,916    $    5,933      $   13,716    $   12,080    $    9,747
   Ratio of expenses to average net
       assets:
          Before expense reimbursements .        1.05%         1.10%         2.32%**         0.86%         0.91%         1.55%**
          After expense reimbursements ..        0.65%         0.65%         0.65%**         0.80%         0.78%         0.76%**
   Ratio of net investment income
       to average net assets:
          Before expense reimbursements .        0.31%         0.57%         0.27%**         2.09%         2.56%         2.48%**
          After expense reimbursements ..        0.71%         1.02%         1.94%**         2.15%         2.69%         3.27%**
   Portfolio Turnover ...................       25.40%        24.58%        19.99%          54.03%        41.23%         2.80%

* Commencement of Operations
** Annualized

               See accompanying notes to the financial statements

                          CALIFORNIA INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                August 31, 1999

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows. California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund - capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund - seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&PSmallCap Index Fund - diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard &Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. The following is a summary of significant accounting policies followed by the Funds.

          (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&PSmallCap Index Funds and the Equity Income Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

          (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a

                          CALIFORNIA INVESTMENT TRUST

                                August 31, 1999

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

          (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of $18,971 which expire as follows, $4,130 in 2000, $1,920 in 2003 and $12,921 in 2004. The United States Treasury Trust has capital loss carryovers available to offset future gains, if any, of $14,094 which expires in 2007.

          (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and the Equity Income Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

          (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

          (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

          (g) Use of Estimates in Financial Statements - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

                          CALIFORNIA INVESTMENT TRUST

                                August 31, 1999

Note 2 ---  INVESTMENT  MANAGEMENT  FEE AND  OTHER  RELATED  PARTY  TRANSACTIONS
            (CONTINUED)

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of .25% and .40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund and Equity Income Fund, CCMreceives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of assets above $1 billion. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 1999, is as follows:

     California Tax-Free Money Market Fund.......................      $ 233,014
     California Insured Intermediate Fund........................      $  27,698
     U.S. Government Securities Fund ............................      $   3,320
     The United States Treasury Trust ...........................      $ 109,740
     S&P 500 Index Fund..........................................      $ 218,960
     S&P MidCap Index Fund ......................................      $  89,438
     S&PSmallCap IndexFund.......................................      $  38,043
     Equity Income Fund..........................................      $   8,051

     CCM had retained Bank of America NT&SA to act as Sub-Advisor to the S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund, subject to supervision by CCMand the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Advisor was responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rested with the Sub-Advisor. The Sub-Advisor made all the investment decisions and placed transactions accordingly. In the case of the S&P500Index Fund, CCM compensated the Sub-Advisor at an annual rate of 0.10% on net assets up to $50 million and 0.05% of net assets above $50 million. CCMcompensated the Sub-Advisor at a rate of 0.15%, 0.10%, and 0.10% of net assets for the Equity Income Fund, S&PMidCap Index Fund and the S&PSmallCap Index Fund, respectively. Effective February 16, 1999, Bank of America NT & SA ceased to be the Sub-Advisor. CCMhas assumed all investment decision making responsibilities.

     Certain officers and trustees of the Trust are also partners of CCM.

Note 3 --- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the year ended August 31, 1999 were as follows:

                                                  Purchases        Sales
                                                 -----------    -----------
     California Tax-Free Income Fund ........    $34,147,505    $40,588,081
     California Insured Intermediate Fund ...    $ 3,194,514    $ 2,014,648
     U.S. Government Securities Fund ........    $51,971,014    $48,092,191
     S&P 500 Index Fund .....................    $26,534,544    $10,807,785
     S&P MidCap Index Fund ..................    $23,065,733    $21,122,011
     S&PSmallCap IndexFund ..................    $ 2,315,973    $ 2,124,325
     Equity Income Fund .....................    $ 4,981,730    $ 4,941,950

For the year ended August 31, 1999, 100% of the distributions paid from net investment income of the California Tax-Free Money Market Fund, California Tax-Free Income Fund and the California Insured Intermediate Fund qualifies as tax-exempt interest dividends to noncorporate shareholders.

               Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities
Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments, as of August 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund as of August 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                      Tait, Weller & Baker

                                                      Philadelphia, Pennsylvania
                                                      September 30, 1999